   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON NOVEMBER 24, 2004.

                                                                  NO. 333-102228
                                                                   NO. 811-21265

================================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-1A
                             REGISTRATION STATEMENT                    / /
                        UNDER THE SECURITIES ACT OF 1933
                           PRE-EFFECTIVE AMENDMENT NO.                 / /

                         POST-EFFECTIVE AMENDMENT NO. 15               /X/

                                                                    AND/OR

               REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                   ACT OF 1940

                                AMENDMENT NO. 17

                                                                       /X/
                        (CHECK APPROPRIATE BOX OR BOXES)

                                   ----------

                     POWERSHARES EXCHANGE-TRADED FUND TRUST
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                       WHEATON OAKS PROFESSIONAL BUILDING
                             855 WEST PRAIRIE AVENUE
                                WHEATON, IL 60187
                     (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (800) 983-0903

                                                           WITH A COPY TO:
               H. BRUCE BOND                              STUART M. STRAUSS
    WHEATON OAKS PROFESSIONAL BUILDING                  CLIFFORD CHANCE US LLP
          855 WEST PRAIRIE AVENUE                        31 WEST 52ND STREET
             WHEATON, IL 60187                            NEW YORK, NY 10019
  (NAME AND ADDRESS OF AGENT FOR SERVICE)

          APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

          IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)
          / / IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (b) OF RULE 485.

          /X/ ON DECEMBER 3, 2004 PURSUANT TO PARAGRAPH (b) OF RULE 485.

          / / 60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a)(1) OF RULE 485. / / ON [DATE] PURSUANT TO PARAGRAPH (a) OF RULE 485.

          / / 75 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a)(2) OF RULE 485.

          / / ON [DATE] PURSUANT TO PARAGRAPH (a) OF RULE 485.

================================================================================

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. THE TRUST MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY JURISDICTION WHERE THE OFFER OR SALE IS NOT PERMITTED.

                              SUBJECT TO COMPLETION
                     PRELIMINARY PROSPECTUS DATED ,     2004


                             PowerSHARES(TM) xtf(TM)
                            xchange traded funds(TM)

                     POWERSHARES EXCHANGE-TRADED FUND TRUST

PowerShares Dynamic Large Cap Growth Portfolio - PWB
PowerShares Dynamic Large Cap Value Portfolio - PWV
PowerShares Dynamic Mid Cap Growth Portfolio - PWJ
PowerShares Dynamic Mid Cap Value Portfolio - PWP
PowerShares Dynamic Small Cap Growth Portfolio - PWT
PowerShares Dynamic Small Cap Value Portfolio - PWY
PowerShares Dynamic Aerospace & Defense Portfolio - _______ PowerShares Dynamic Biotechnology & Genome Portfolio - _______ PowerShares Dynamic Brand Name Products Portfolio - _______ PowerShares Dynamic Consumer Electronics Portfolio - _______ PowerShares Dynamic Food & Beverage Portfolio - _______
PowerShares Dynamic Hardware Portfolio - _______
PowerShares Dynamic Internet Software & Services Portfolio - _______ PowerShares Dynamic Leisure and Entertainment Portfolio - _______ PowerShares Dynamic Media Portfolio - _______
PowerShares Dynamic Networking Portfolio - _______
PowerShares Dynamic Pharmaceuticals Portfolio - _______
PowerShares Dynamic Semiconductors Portfolio - _______
PowerShares Dynamic Software Portfolio - _______
PowerShares Dynamic Telecommunications Services Portfolio - _______ PowerShares Dynamic Wireless Portfolio - _______

PowerShares Value Line #1 Timeliness(TM) and Safety(TM) Portfolio - _______ PowerShares WilderHill Clean Energy Portfolio - _______

PowerShares Zacks Rank Large Cap Portfolio - _______

     PowerShares Exchange-Traded Fund Trust (the "Trust") is a registered investment company consisting of twenty-eight separate exchange-traded index funds. Additional funds may be offered in the future. This Prospectus relates to twenty-four funds of the Trust (each a "Fund" and together, the "Funds"). The other four funds of the Trust, the PowerShares Dynamic Market Portfolio, PowerShares Dynamic OTC Portfolio, PowerShares Golden Dragon Halter USX China Portfolio and PowerShares High Yield Equity Dividend Achievers(TM) Portfolio are offered through two separate prospectuses. The Trust has applied to list the shares of the Funds (the "Shares") on the American Stock Exchange. Market prices for Shares may be different from their net asset value (NAV). Subject to receipt of exemptive relief from the Securities and Exchange Commission necessary to permit the Trust to offer Shares in a Subscription Offering, prior to commencing the continuous offering of Shares, each of the Funds covered in this prospectus intends to offer its shares in a Subscription Offering which will commence ________ and end _________. See "The Subscription Offering." Thereafter, each Fund will issue and redeem Shares only in large blocks consisting of 100,000 Shares ("Creation Units"). Creation Units are issued and redeemed principally in kind for securities included in a specified index.


     Shares purchased in the Subscription Offering will not be redeemable except in Creation Unit size. Shares in other than Creation Unit size may only be sold in the secondary market through a broker-dealer. When selling Shares through a broker-dealer, shareholders will have to pay customary brokerage commissions in connection with the sale and may receive more or less than net asset value in connection with the sale.


     EXCEPT WHEN AGGREGATED IN CREATION UNITS, THE SHARES ARE NOT
     REDEEMABLE SECURITIES OF THE FUNDS.


     The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.


                          Prospectus Dated , 2004


            NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE.

TABLE OF CONTENTS



IMPORTANT INFORMATION RESPECTING THE SUBSCRIPTION OFFERING................................5

INTRODUCTION - THE POWERSHARES EXCHANGE-TRADED FUND TRUST.................................6

WHO SHOULD INVEST IN THE FUNDS............................................................6

TAX ADVANTAGED PRODUCT STRUCTURE..........................................................6

POWERSHARES DYNAMIC LARGE CAP GROWTH PORTFOLIO............................................7

POWERSHARES DYNAMIC LARGE CAP VALUE PORTFOLIO............................................12

POWERSHARES DYNAMIC MID CAP GROWTH PORTFOLIO.............................................17

POWERSHARES DYNAMIC MID CAP VALUE PORTFOLIO..............................................22

POWERSHARES DYNAMIC SMALL CAP GROWTH PORTFOLIO...........................................27

POWERSHARES DYNAMIC SMALL CAP VALUE PORTFOLIO............................................32

POWERSHARES DYNAMIC AEROSPACE & DEFENSE PORTFOLIO........................................37

POWERSHARES DYNAMIC BIOTECHNOLOGY & GENOME PORTFOLIO.....................................43

POWERSHARES DYNAMIC BRAND NAME PRODUCTS PORTFOLIO........................................49

POWERSHARES DYNAMIC CONSUMER ELECTRONICS PORTFOLIO.......................................54

POWERSHARES DYNAMIC FOOD & BEVERAGE PORTFOLIO............................................60

POWERSHARES DYNAMIC HARDWARE PORTFOLIO...................................................66

POWERSHARES DYNAMIC INTERNET SOFTWARE & SERVICES PORTFOLIO...............................71

POWERSHARES DYNAMIC LEISURE AND ENTERTAINMENT PORTFOLIO..................................77

POWERSHARES DYNAMIC MEDIA PORTFOLIO......................................................83

POWERSHARES DYNAMIC NETWORKING PORTFOLIO.................................................89

POWERSHARES DYNAMIC PHARMACEUTICALS PORTFOLIO............................................95

POWERSHARES DYNAMIC SEMICONDUCTORS PORTFOLIO............................................101

POWERSHARES DYNAMIC SOFTWARE PORTFOLIO..................................................107

POWERSHARES DYNAMIC TELECOMMUNICATIONS SERVICES PORTFOLIO...............................113

POWERSHARES DYNAMIC WIRELESS PORTFOLIO..................................................119

POWERSHARES VALUE LINE #1 TIMELINESS(TM) AND SAFETY(TM) PORTFOLIO.......................125

POWERSHARES WILDERHILL CLEAN ENERGY PORTFOLIO...........................................131

POWERSHARES ZACKS RANK LARGE CAP PORTFOLIO..............................................138

ADDITIONAL INVESTMENT STRATEGIES........................................................143

ADDITIONAL RISKS........................................................................143

MANAGEMENT OF THE FUNDS.................................................................144

HOW TO BUY AND SELL SHARES..............................................................144

CREATIONS, REDEMPTIONS AND TRANSACTION FEES.............................................146

DISTRIBUTION PLAN.......................................................................150

NET ASSET VALUE.........................................................................150

FUND SERVICE PROVIDERS..................................................................150

INTELLIDEX & INDEX PROVIDERS............................................................151

DISCLAIMERS.............................................................................151

OTHER INFORMATION.......................................................................154


IMPORTANT INFORMATION RESPECTING THE SUBSCRIPTION OFFERING


Investors considering purchases during the Subscription Offering should consult with their broker or other financial advisor to determine whether given their particular financial circumstances the investor would benefit from participation in the Subscription Offering. In this regard, an investor should consider the following:

- Share purchases from the Trust during the Subscription Offering will be subject to a sales charge of up to 2%.

- Purchases of Shares in the secondary market will not be assessed a sales charge but will incur applicable brokerage commissions, fees and expenses, which may be more or less than 2%.

- Purchases of Shares in the secondary market may be effected at prices that are higher or lower than net asset value per share.

- Purchasers of Shares in the Subscription Offering will be able to redeem their Shares from the Trust only if they have accumulated enough Shares to constitute a Creation Unit, otherwise their Shares may only be sold in the secondary market subject to applicable brokerage commission fees and expenses.

- Sales may be effectuated in the secondary market at prices higher or lower than net asset value per Share.

INTRODUCTION - THE POWERSHARES EXCHANGE-TRADED FUND TRUST

The Trust is an investment company consisting of twenty-eight separate exchange-traded "index funds." The investment objective of each Fund is to replicate as closely as possible, before expenses, the price and yield of a specified market index. PowerShares Capital Management LLC is the investment adviser for the Funds (the "Adviser").

The Trust has applied to list and trade the Shares on the American Stock Exchange ("AMEX") at market prices that may differ to some degree from the net asset value ("NAV") of the Shares. Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in large specified blocks consisting of 100,000 Shares called a "Creation Unit." Creation Units are issued and redeemed principally in-kind for securities included in the relevant index. Except when aggregated in Creation Units, Shares are not redeemable securities of the Funds.

WHO SHOULD INVEST IN THE FUNDS

The Funds are designed for investors who seek a relatively low-cost approach for investing in a portfolio of equity securities of companies in a specified index. The Funds may be suitable for long-term investment in the market represented in the relevant index and may also be used as an asset allocation tool or as a speculative trading instrument.


TAX ADVANTAGED PRODUCT STRUCTURE


Unlike many conventional mutual funds, the Shares are traded throughout the day on the AMEX whereas mutual funds are only bought and sold at closing net asset values. The Shares have been designed to be tradable in the secondary market on the AMEX on an intra-day basis, and to be created and redeemed principally in-kind in Creation Units at each day's next calculated NAV. These arrangements are designed to protect ongoing shareholders from adverse effects on the portfolio of each Fund that could arise from frequent cash creation and redemption transactions. In a conventional mutual fund, redemptions can have an adverse tax impact on taxable shareholders because of the mutual fund's need to sell portfolio securities to obtain cash to meet fund redemptions. These sales may generate taxable gains for the shareholders of the mutual fund, whereas, the Shares in-kind redemption mechanism generally will not lead to a tax event for the Funds or their ongoing shareholders.

                 POWERSHARES DYNAMIC LARGE CAP GROWTH PORTFOLIO

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

INVESTMENT OBJECTIVE

The Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Dynamic Large Cap Growth Intellidex(SM) Index (the "Large Cap Growth Intellidex" or "Underlying Investment Style Intellidex").

PRINCIPAL INVESTMENT STRATEGIES


The Fund will normally invest at least 80% of its assets in common stocks of large cap companies. A company is considered to be a large capitalization company if it falls within the Large Cap Growth Intellidex model, as described below. The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Large Cap Growth Intellidex. The Adviser will seek to match the performance of the Underlying Investment Style Intellidex. The Large Cap Growth Intellidex is comprised of 50 U.S. large cap growth stocks selected principally on the basis of their capital appreciation potential as identified by the AMEX (the "Intellidex Provider") pursuant to a proprietary Intellidex methodology. The 80% investment policy noted above is non-fundamental and requires 60 days' prior written notice to shareholders before it can be changed.


INTELLIDEX METHODOLOGY


The Intellidex methodology is designed to objectively identify those stocks within a particular market segment that have the greatest potential for capital appreciation. The methodology evaluates companies quarterly, based on a variety of criteria, including fundamental growth, stock valuation, investment timeliness and risk factors, and then ranks and sorts them based on their cumulative scores. Component stocks for the Large Cap Growth Intellidex are selected from among the companies with the highest-ranking cumulative score ("Model Score") within their respective sub-groups.


INDEX CONSTRUCTION


(1) The 2,000 largest U.S. stocks (by market capitalization) traded on the New York Stock Exchange ("NYSE"), the AMEX and the NASDAQ are ranked for investment potential using a proprietary AMEX Intellidex model.

(2) The universe of companies is divided into groups based on size, style and sub-size in the following manner:


     a. The universe of stocks is segregated into three size groups, Large Cap, Mid-Cap and Small Cap. The 250 largest stocks are considered Large Cap. The next 750 are considered Mid-Cap and the remaining 1000 stocks are considered Small Cap.

     b. Large Cap stocks are divided into Growth Stocks and Value Stocks. A stock's characterization as Growth or Value is based on a multi-factor methodology. One hundred of the stocks in the Large Cap universe are considered Growth Stocks. The Large Cap Growth universe is further divided into two sub-groups based on market capitalization. The top quintile is one sub-group. Fifteen of the top-ranked stocks in the sub-group are selected and collectively receive 50% of the weight. The bottom four quintiles are another sub-group. Thirty-five of the top-ranked stocks in this group are selected and collectively receive 50% of the weight.


The Large Cap Growth Intellidex is adjusted quarterly and the Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the Large Cap Growth Intellidex. The Adviser seeks a correlation of 0.95 or better between the Fund's performance and the performance of the Large Cap Growth Intellidex; a figure of 1.00 would represent perfect correlation.


The Fund generally will invest in all of the stocks comprising the Large Cap Growth Intellidex in proportion to their weightings in the Large Cap Growth Intellidex. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Large Cap Growth Intellidex as a whole. There may also be instances in which the Adviser may choose to overweight another stock in the Large Cap Growth Intellidex, purchase securities not in the Large Cap Growth Intellidex which the Adviser believes are appropriate to substitute for certain securities in the Large Cap Growth Intellidex or utilize various combinations of other available investment techniques, in seeking to track accurately the Large Cap Growth Intellidex. The Fund may sell stocks that are represented in the Large Cap Growth Intellidex in anticipation of their removal from the Large Cap Growth Intellidex or purchase stocks not represented in the Large Cap Growth Intellidex in anticipation of their addition to the Large Cap Growth Intellidex.




PRINCIPAL RISKS OF INVESTING IN THE FUND


The following specific risk factors have been identified for the Fund. See also the section on Additional Risks for other risk factors.


GROWTH INVESTING STYLE RISK

The Fund emphasizes a "growth" style of investing. The market values of such securities may be more volatile than other types of investments. The returns on "growth" securities may or may not move in tandem with the returns on other styles of investing or the overall stock markets.

MARKET TRADING RISK

Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on exchanges. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Large Cap Growth Intellidex.

MARKET RISK


The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.


NON-CORRELATION RISK

The Fund's return may not match the return of the Large Cap Growth Intellidex for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Large Cap Growth Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Large Cap Growth Intellidex.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Large Cap Growth Intellidex, as would be the case if it purchased all of the stocks in the Large Cap Growth Intellidex with the same weightings as the Large Cap Growth Intellidex.

REPLICATION MANAGEMENT RISK


Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not sell a stock because the stock's issuer was in financial trouble unless that stock is removed from the Large Cap Growth Intellidex.


LARGE-SIZED COMPANY RISK

Returns on investments of large U.S. companies could trail the returns on investments in stocks of smaller companies.

THE FUND'S SHARES WILL CHANGE IN VALUE, AND YOU COULD LOSE MONEY BY INVESTING IN THE FUND. THE FUND MAY NOT ACHIEVE ITS OBJECTIVE. AN INVESTMENT IN THE FUND IS NOT A DEPOSIT WITH A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

HOW THE FUND HAS PERFORMED

The Fund has not yet commenced operations and therefore does not have a performance history.

WHAT ARE THE COSTS OF INVESTING?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.(1)


SHAREHOLDER TRANSACTION EXPENSES
(fees paid directly from your investments)
PURCHASES IN SUBSCRIPTION OFFERING                                                        2.00%*
PURCHASES SUBSEQUENT TO SUBSCRIPTION OFFERING(2),(3)                                      None**
* See "HOW TO BUY AND SELL SHARES -- Initial Subscription Offering" discussion below.
** See Creation Transaction Fees and Redemption Transaction Fees discussion below.
ANNUAL FUND OPERATING EXPENSES(4)
(expenses that are deducted from the Fund's assets)
Management Fees                                                                           0.50%
Distribution and Service (12b-1) Fees(5)                                                    --%
Other Expenses(6)                                                                         0.18%
Total Gross Annual Fund Operating Expenses                                                0.68%
Fee Waivers and Expense Reimbursements(7)                                                 0.05%
Total Net Annual Fund Operating Expenses                                                  0.63%



(1). The Fund had not commenced operations as of the date of this Prospectus. The expenses listed in the table are estimates based on the expenses the Fund expects to incur for the fiscal year ending April 30, 2005.

(2). When buying or selling Shares through a Broker, you will incur customary brokerage commissions and charges.

(3). If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard creation or redemption transaction fee will be charged.


(4). Expressed as a percentage of average net assets.


(5). The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund.

(6). The Adviser has entered into a license agreement with the AMEX to use the Dynamic Large Cap Growth Intellidex(SM) Index. The Fund is entitled to use the Dynamic Large Cap Growth Intellidex(SM) Index pursuant to a sub-licensing arrangement with the Adviser. The Fund reimburses the Adviser for the licensing fee up to 0.03% of net assets annually.

(7). Pursuant to the Investment Advisory Agreement with the Trust, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions, licensing fees, offering costs and other trading expenses, taxes, and extraordinary expenses) from exceeding 0.60% of average net assets per year, at least until April 30, 2006. The offering costs excluded from the 0.60% expense cap are: (a) legal fees pertaining to the Fund's Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Adviser have entered into an Excess Expense Agreement (the "Expense Agreement") effective October 4, 2004 applicable to the Fund, in which the Adviser is currently waiving its management fees and/or paying certain other operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below 0.60% (excluding the expenses set forth above) (the "Expense Cap"). Expenses borne by the Adviser are subject to reimbursement by the Fund up to five years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

* See "Creation Transaction Fees and Redemption Transacton Fees" below.


EXAMPLE


This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:



1 YEAR                                                   3 YEARS
----------------------------------------------------------------
$  268                                                   $   413

CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES


The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only broker dealers or large institutional investors with creation and redemption agreements and called Authorized Participants ("APs") can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $500 per transaction (regardless of the number of Creation Units involved). The value of a Creation Unit as of first creation was approximately $1,500,000. An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $500 for each redemption transaction (regardless of the number of Creation Units involved).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $1,500,000 and a 5% return each year, and assuming that the Fund's gross operating expenses remain the same, the total costs would be $11,420 if the Creation Unit is redeemed after one year, and $33,631 if the Creation Unit is redeemed after three years.

If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.


The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.

----------

* See "Creations, Redemptions and Transaction Fees" later in this Prospectus.

                  POWERSHARES DYNAMIC LARGE CAP VALUE PORTFOLIO

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

INVESTMENT OBJECTIVE

The Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Dynamic Large Cap Value Intellidex(SM) Index (the "Large Cap Value Intellidex" or "Underlying Investment Style Intellidex").

PRINCIPAL INVESTMENT STRATEGIES


The Fund will normally invest at least 80% of its total assets in common stocks of large cap companies. A company is considered to be a large capitalization company if it falls within the Large Cap Value Intellidex model, as described below. The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Large Cap Value Intellidex. The Adviser will seek to match the performance of the Underlying Investment Style Intellidex. The Large Cap Value Intellidex is comprised of 50 U.S. large cap value stocks selected principally on the basis of their capital appreciation potential as identified by the AMEX (the "Intellidex Provider") pursuant to a proprietary Intellidex methodology. The 80% investment policy noted above is non-fundamental and requires 60 days' prior written notice to shareholders before it can be changed.


INTELLIDEX METHODOLOGY


The Intellidex methodology is designed to objectively identify those stocks within a particular market segment that have the greatest potential for capital appreciation. The methodology evaluates companies quarterly, based on a variety of criteria, including fundamental growth, stock valuation, investment timeliness and risk factors, and then ranks and sorts them based on their cumulative scores. Component stocks for the Large Cap Value Intellidex are selected from among the companies with the highest-ranking cumulative score ("Model Score") within their respective sub-groups.


INDEX CONSTRUCTION


(1) The 2,000 largest U.S. stocks (by market capitalization) traded on the NYSE, the AMEX and the NASDAQ are ranked for investment potential using a proprietary AMEX Intellidex model.

(2) The universe of companies is divided into groups based on size, style and sub-size in the following manner:


     a. The universe of stocks is segregated into three size groups, Large Cap, Mid-Cap and Small Cap. The 250 largest stocks are considered Large Cap. The next 750 are considered Mid-Cap and the remaining 1000 stocks are considered Small Cap.

     b. Large Cap stocks are divided into Growth Stocks and Value Stocks. A stock's characterization as Growth or Value is based on a multi-factor methodology. One hundred of the stocks in the Large Cap universe are considered Value Stocks. The Large Cap Value universe is further divided into two sub-groups based on market capitalization. The top quintile is one sub-group. Fifteen of the top-ranked stocks in the sub-group are selected and collectively receive 50% of the weight. The bottom four quintiles are another sub-group. Thirty-five of the top-ranked stocks in this group are selected and collectively receive 50% of the weight.

The Large Cap Value Intellidex is adjusted quarterly and the Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the Large Cap Value Intellidex. The Adviser seeks a correlation of 0.95 or better between the Fund's performance and the performance of the Large Cap Value Intellidex; a figure of 1.00 would represent perfect correlation.


The Fund generally will invest in all of the stocks comprising the Large Cap Value Intellidex in proportion to their weightings in the Large Cap Value Intellidex. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Large Cap Value Intellidex as a whole. There may also be instances in which the Adviser may choose to overweight another stock in the Large Cap Value Intellidex, purchase securities not in the Large Cap Value Intellidex which the Adviser believes are appropriate to substitute for certain securities in the Large Cap Value Intellidex or utilize various combinations of other available investment techniques, in seeking to track accurately the Large Cap Value Intellidex. The Fund may sell stocks that are represented in the Large Cap Value Intellidex, in anticipation of their removal from the Large Cap Value Intellidex or purchase stocks not represented in the Large Cap Value Intellidex in anticipation of their addition to the Large Cap Value Intellidex.




PRINCIPAL RISKS OF INVESTING IN THE FUND


The following specific risk factors have been identified for the Fund. See also the section on Additional Risks for other risk factors.


VALUE INVESTING STYLE RISK

A "value" style of investing emphasizes undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on "value" equity securities are less than returns on other styles of investing or the overall stock market. Different types of stocks tend to shift in and out of favor depending on market and economic conditions. Thus, the value of the Fund's investments will vary and at times may be lower or higher than that of other types of investments.

MARKET TRADING RISK

Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on exchanges. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Large Cap Value Intellidex.

MARKET RISK


The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.


NON-CORRELATION RISK

The Fund's return may not match the return of the Large Cap Value Intellidex for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Large Cap Value Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Large Cap Value Intellidex.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Large Cap Value Intellidex, as would be the case if it purchased all of the stocks in the Large Cap Value Intellidex, with the same weightings as the Large Cap Value Intellidex.

REPLICATION MANAGEMENT RISK


Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not sell a stock because the stock's issuer was in financial trouble unless that stock is removed from the Large Cap Value Intellidex.


LARGE-SIZED COMPANY RISK

Returns on investments of large U.S. companies could trail the returns on investments in stocks of smaller companies.

THE FUND'S SHARES WILL CHANGE IN VALUE, AND YOU COULD LOSE MONEY BY INVESTING IN THE FUND. THE FUND MAY NOT ACHIEVE ITS OBJECTIVE. AN INVESTMENT IN THE FUND IS NOT A DEPOSIT WITH A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

HOW THE FUND HAS PERFORMED

The Fund has not yet commenced operations and therefore does not have a performance history.

WHAT ARE THE COSTS OF INVESTING?

This table describes the fees and expenses that you may pay if you buy and hold hares of the Fund.(1)


SHAREHOLDER TRANSACTION EXPENSES
(fees paid directly from your investments)
PURCHASES IN SUBSCRIPTION OFFERING                                                        2.00*
PURCHASES SUBSEQUENT TO SUBSCRIPTION OFFERING(2),(3)                                      None**
* See "HOW TO BUY AND SELL SHARES -- Initial Subscription Offering" discussion below.
** See Creation Transaction Fees and Redemption Transaction Fees discussion below.
ANNUAL FUND OPERATING EXPENSES(4)
(expenses that are deducted from the Fund's assets)
Management Fees                                                                           0.50%
Distribution and Service (12b-1) Fees(5)                                                    --%
Other Expenses(6)                                                                         0.18%
Total Gross Annual Fund Operating Expenses                                                0.68%
Fee Waivers and Expense Reimbursements(7)                                                 0.05%
Total Net Annual Fund Operating Expenses                                                  0.63%



(1). The Fund had not commenced operations as of the date of this Prospectus. The expenses listed in the table are estimates based on the expenses the Fund expects to incur for the fiscal year ending April 30, 2005.

(2). When buying or selling Shares through a Broker, you will incur customary brokerage commissions and charges.

(3). If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard creation or redemption transaction fee will be charged.


(4). Expressed as a percentage of average net assets.


(5). The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund.

(6). The Adviser has entered into a license agreement with the AMEX to use the Dynamic Large Cap Value Intellidex(SM) Index. The Fund is entitled to use the Dynamic Large Cap Value Intellidex(SM) Index pursuant to a sub-licensing arrangement with the Adviser. The Fund reimburses the Adviser for the licensing fee up to 0.03% of net assets annually.

(7). Pursuant to the Investment Advisory Agreement with the Trust, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions, licensing fees, offering costs and other trading expenses, taxes, and extraordinary expenses) from exceeding 0.60% of average net assets per year, at least until April 30, 2006. The offering costs excluded from the 0.60% expense cap are: (a) legal fees pertaining to the Fund's Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Adviser have entered into an Excess Expense Agreement (the "Expense Agreement") effective October 4, 2004 applicable to the Fund, in which the Adviser is currently waiving its management fees and/or paying certain other operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below 0.60% (excluding the expenses set forth above) (the "Expense Cap"). Expenses borne by the Adviser are subject to reimbursement by the Fund up to five years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

* See "Creation Transaction Fees and Redemption Transacton Fees" below.


EXAMPLE


This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:



1 YEAR                                                   3 YEARS
----------------------------------------------------------------
$  268                                                   $   413

CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES


The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only broker dealers or large institutional investors with creation and redemption agreements and called Authorized Participants ("APs") can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $500 per transaction (regardless of the number of Creation Units involved). The value of a Creation Unit as of first creation was approximately $1,500,000. An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $500 for each redemption transaction (regardless of the number of Creation Units involved).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $1,500,000 and a 5% return each year, and assuming that the Fund's gross operating expenses remain the same, the total costs would be $11,420 if the Creation Unit is redeemed after one year, and $33,631 if the Creation Unit is redeemed after three years.

If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.


The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.

----------

* See "Creations, Redemptions and Transaction Fees" later in this Prospectus.

                  POWERSHARES DYNAMIC MID CAP GROWTH PORTFOLIO

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

INVESTMENT OBJECTIVE

The Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Dynamic Mid Cap Growth Intellidex(SM) Index (the "Mid Cap Growth Intellidex" or "Underlying Investment Style Intellidex").

PRINCIPAL INVESTMENT STRATEGIES


The Fund will normally invest at least 80% of its total assets in common stocks of mid cap companies. A company is considered to be a mid capitalization company if it falls within the Mid Cap Growth Intellidex model, as described below. The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Mid Cap Growth Intellidex. The Adviser will seek to match the performance of the Underlying Investment Style Intellidex. The Mid Cap Growth Intellidex is comprised of 75 U.S. mid cap growth stocks selected principally on the basis of their capital appreciation potential as identified by the AMEX (the "Intellidex Provider") pursuant to a proprietary Intellidex methodology. The 80% investment policy noted above is non-fundamental and requires 60 days' prior written notice to shareholders before it can be changed.


INTELLIDEX METHODOLOGY


The Intellidex methodology is designed to objectively identify those stocks within a particular market segment that have the greatest potential for capital appreciation. The methodology evaluates companies quarterly, based on a variety of criteria, including fundamental growth, stock valuation, investment timeliness and risk factors, and then ranks and sorts them based on their cumulative scores. Component stocks for the Mid Cap Growth Intellidex are selected from among the companies with the highest-ranking cumulative score ("Model Score") within their respective sub-groups.


INDEX CONSTRUCTION


(1) The 2,000 largest U.S. stocks (by market capitalization) traded on the NYSE, the AMEX and the NASDAQ are ranked for investment potential using a proprietary AMEX Intellidex model.

(2) The universe of companies is divided into groups based on size, style and sub-size in the following manner:


     a. The universe of stocks is segregated into three size groups, Large Cap, Mid-Cap and Small Cap. The 250 largest stocks are considered Large Cap. The next 750 are considered Mid-Cap and the remaining 1000 stocks are considered Small Cap.

     b. Mid-Cap stocks are divided into Growth Stocks and Value Stocks. A stock's characterization as Growth or Value is based on a multi-factor methodology. Three hundred of the stocks in the Mid-Cap universe are considered Growth Stocks. The Mid-Cap Growth universe is further divided into two sub-groups based on market capitalization. The top quintile is one sub-group. Twenty-two of the top-ranked stocks in the sub-group are selected and collectively receive 70% of the weight. The bottom four quintiles are another sub-group. Fifty-three of the top-ranked stocks in this group are selected and collectively receive 30% of the weight.

The Mid Cap Growth Intellidex is adjusted quarterly and the Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the Mid Cap Growth Intellidex. The Adviser seeks a correlation of
0.95 or better between the Fund's performance and the performance of the Mid Cap Growth Intellidex; a figure of 1.00 would represent perfect correlation.


The Fund generally will invest in all of the stocks comprising the Mid Cap Growth Intellidex in proportion to their weightings in the Mid Cap Growth Intellidex. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Mid Cap Growth Intellidex as a whole. There may also be instances in which the Adviser may choose to overweight another stock in the Mid Cap Growth Intellidex, purchase securities not in the Mid Cap Growth Intellidex which the Adviser believes are appropriate to substitute for certain securities in the Mid Cap Growth Intellidex or utilize various combinations of other available investment techniques, in seeking to track accurately the Mid Cap Growth Intellidex. The Fund may sell stocks that are represented in the Mid Cap Growth Intellidex, in anticipation of their removal from the Mid Cap Growth Intellidex or purchase stocks not represented in the Mid Cap Growth Intellidex in anticipation of their addition to the Mid Cap Growth Intellidex.




PRINCIPAL RISKS OF INVESTING IN THE FUND


The following specific risk factors have been identified for the Fund. See also the section on Additional Risks for other risk factors.


GROWTH INVESTING STYLE RISK

The Fund emphasizes a "growth" style of investing. The market values of such securities may be more volatile than other types of investments. The returns on "growth" securities may or may not move in tandem with the returns on other styles of investing or the overall stock markets.

MARKET TRADING RISK

Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on exchanges. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Mid Cap Growth Intellidex.

MARKET RISK


The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.


NON-CORRELATION RISK

The Fund's return may not match the return of the Mid Cap Growth Intellidex for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Mid Cap Growth Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Mid Cap Growth Intellidex.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Mid Cap

Growth Intellidex, as would be the case if it purchased all of the stocks in the Mid Cap Growth Intellidex, with the same weightings as the Mid Cap Growth Intellidex.

REPLICATION MANAGEMENT RISK


Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not sell a stock because the stock's issuer was in financial trouble unless that stock is removed from the Mid Cap Growth Intellidex.


SMALL AND MEDIUM-SIZED COMPANY RISK


Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in more established companies. These companies' stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often smaller and medium capitalization companies and the industries in which they are focused are still evolving and, while this may offer better growth potential than larger, more established companies, it also may make them more sensitive to changing market conditions.


THE FUND'S SHARES WILL CHANGE IN VALUE, AND YOU COULD LOSE MONEY BY INVESTING IN THE FUND. THE FUND MAY NOT ACHIEVE ITS OBJECTIVE. AN INVESTMENT IN THE FUND IS NOT A DEPOSIT WITH A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

HOW THE FUND HAS PERFORMED

The Fund has not yet commenced operations and therefore does not have a performance history.

WHAT ARE THE COSTS OF INVESTING?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.(1)


SHAREHOLDER TRANSACTION EXPENSES
(fees paid directly from your investments)
PURCHASES IN SUBSCRIPTION OFFERING                                                        2.00%*
PURCHASES SUBSEQUENT TO SUBSCRIPTION OFFERING(2),(3)                                      None**
* See "HOW TO BUY AND SELL SHARES -- Initial Subscription Offering" discussion below.
** See Creation Transaction Fees and Redemption Transaction Fees discussion below.
ANNUAL FUND OPERATING EXPENSES(4)
(expenses that are deducted from the Fund's assets)
Management Fees                                                                           0.50%
Distribution and Service (12b-1) Fees(5)                                                    --%
Other Expenses(6)                                                                         0.18%
Total Gross Annual Fund Operating Expenses                                                0.68%
Fee Waivers and Expense Reimbursements(7)                                                 0.05%
Total Net Annual Fund Operating Expenses                                                  0.63%

(1). The Fund had not commenced operations as of the date of this Prospectus. The expenses listed in the table are estimates based on the expenses the Fund expects to incur for the fiscal year ending April 30, 2005.

(2). When buying or selling Shares through a Broker, you will incur customary brokerage commissions and charges.

(3). If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard creation or redemption transaction fee will be charged.


(4). Expressed as a percentage of average net assets.


(5). The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund.

(6). The Adviser has entered into a license agreement with the AMEX to use the Dynamic Mid Cap Growth Intellidex(SM) Index. The Fund is entitled to use the Dynamic Mid Cap Growth Intellidex(SM) Index pursuant to a sub-licensing arrangement with the Adviser. The Fund reimburses the Adviser for the licensing fee up to 0.03% of net assets annually.

(7). Pursuant to the Investment Advisory Agreement with the Trust, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions, licensing fees, offering costs and other trading expenses, taxes, and extraordinary expenses) from exceeding 0.60% of average net assets per year, at least until April 30, 2006. The offering costs excluded from the 0.60% expense cap are: (a) legal fees pertaining to the Fund's Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Adviser have entered into an Excess Expense Agreement (the "Expense Agreement") effective October 4, 2004 applicable to the Fund, in which the Adviser is currently waiving its management fees and/or paying certain other operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below 0.60% (excluding the expenses set forth above) (the "Expense Cap"). Expenses borne by the Adviser are subject to reimbursement by the Fund up to five years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

* See "Creation Transaction Fees and Redemption Transacton Fees" below.


EXAMPLE


This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 YEAR                                                   3 YEARS
----------------------------------------------------------------
$  268                                                   $   413


CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES


The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only broker dealers or large institutional investors with creation and redemption agreements and called Authorized Participants ("APs") can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $500 per transaction (regardless of the number of Creation Units involved). The value of a Creation Unit as of first creation was approximately $1,500,000. An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $500 for each redemption transaction (regardless of the number of Creation Units involved).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $1,500,000 and a 5% return each year, and assuming that the Fund's gross operating expenses remain the same, the total costs would be $11,420 if the Creation Unit is redeemed after one year, and $33,631 if the Creation Unit is redeemed after three years.

If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.


The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.

----------

* See "Creations, Redemptions and Transaction Fees" later in this Prospectus.

                   POWERSHARES DYNAMIC MID CAP VALUE PORTFOLIO

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

INVESTMENT OBJECTIVE

The Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Dynamic Mid Cap Value Intellidex(SM) Index (the "Mid Cap Value Intellidex" or "Underlying Investment Style Intellidex").

PRINCIPAL INVESTMENT STRATEGIES


The Fund will normally invest at least 80% of its total assets in common stocks of mid cap companies. A company is considered to be a mid capitalization company if it falls within the Mid Cap Value Intellidex model, as described below. The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Mid Cap Value Intellidex. The Adviser will seek to match the performance of the Underlying Investment Style Intellidex. The Mid Cap Value Intellidex is comprised of 75 U.S. mid cap value stocks selected principally on the basis of their capital appreciation potential as identified by the AMEX (the "Intellidex Provider") pursuant to a proprietary Intellidex methodology. The 80% investment policy noted above is non-fundamental and requires 60 days' prior written notice to shareholders before it can be changed.


INTELLIDEX METHODOLOGY


The Intellidex methodology is designed to objectively identify those stocks within a particular market segment that have the greatest potential for capital appreciation. The methodology evaluates companies quarterly, based on a variety of criteria, including fundamental growth, stock valuation, investment timeliness and risk factors, and then ranks and sorts them based on their cumulative scores. Component stocks for the Mid Cap Value Intellidex are selected from among the companies with the highest-ranking cumulative score ("Model Score") within their respective sub-groups.


INDEX CONSTRUCTION


(1) The 2,000 largest U.S. stocks (by market capitalization) traded on the NYSE, the AMEX and the NASDAQ are ranked for investment potential using a proprietary AMEX Intellidex model.

(2) The universe of companies is divided into groups based on size, style and sub-size in the following manner:


     a. The universe of stocks is segregated into three size groups, Large Cap, Mid-Cap and Small Cap. The 250 largest stocks are considered Large Cap. The next 750 are considered Mid-Cap and the remaining 1000 stocks are considered Small Cap.

     b. Mid-Cap stocks are divided into Growth and Value Stocks. A stock's characterization as Growth or Value is based on a multi-factor methodology. Three hundred of the stocks in the Mid-Cap universe are considered Value Stocks. The Mid-Cap Value universe is further divided into two sub-groups based on market capitalization. The top quintile is one sub-group. Twenty-two of the top-ranked stocks in the sub-group are selected and collectively receive 70% of the weight. The bottom four quintiles are another sub-group. Fifty-three of the top-ranked stocks in this group are selected and collectively receive 30% of the weight.

The Mid Cap Value Intellidex is adjusted quarterly and the Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the Mid Cap Value Intellidex. The Adviser seeks a correlation of
0.95 or better between the Fund's performance and the performance of the Mid Cap Value Intellidex; a figure of 1.00 would represent perfect correlation.


The Fund generally will invest in all of the stocks comprising the Mid Cap Value Intellidex in proportion to their weightings in the Mid Cap Value Intellidex. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Mid Cap Value Intellidex as a whole. There may also be instances in which the Adviser may choose to overweight another stock in the Mid Cap Value Intellidex, purchase securities not in the Mid Cap Value Intellidex which the Adviser believes are appropriate to substitute for certain securities in the Mid Cap Value Intellidex or utilize various combinations of other available investment techniques, in seeking to track accurately the Mid Cap Value Intellidex. The Fund may sell stocks that are represented in the Mid Cap Value Intellidex, in anticipation of their removal from the Mid Cap Value Intellidex or purchase stocks not represented in the Mid Cap Value Intellidex in anticipation of their addition to the Mid Cap Value Intellidex.




PRINCIPAL RISKS OF INVESTING IN THE FUND


The following specific risk factors have been identified for the Fund. See also the section on Additional Risks for other risk factors.


VALUE INVESTING STYLE RISK

A "value" style of investing emphasizes undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on "value" equity securities are less than returns on other styles of investing or the overall stock market. Different types of stocks tend to shift in and out of favor depending on market and economic conditions. Thus, the value of the Fund's investments will vary and at times may be lower or higher than that of other types of investments.

MARKET TRADING RISK

Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on exchanges. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Mid Cap Value Intellidex.

MARKET RISK


The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.


NON-CORRELATION RISK

The Fund's return may not match the return of the Mid Cap Value Intellidex for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Mid Cap Value Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Mid Cap Value Intellidex.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Mid Cap Value Intellidex, as would be the case if it purchased all of the stocks in the Mid Cap Value Intellidex, with the same weightings as the Mid Cap Value Intellidex.

REPLICATION MANAGEMENT RISK


Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not sell a stock because the stock's issuer was in financial trouble unless that stock is removed from the Mid Cap Value Intellidex.


SMALL AND MEDIUM-SIZED COMPANY RISK


Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in more established companies. These companies' stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often smaller and medium capitalization companies and the industries in which they are focused are still evolving and, while this may offer better growth potential than larger, more established companies, it also may make them more sensitive to changing market conditions.


THE FUND'S SHARES WILL CHANGE IN VALUE, AND YOU COULD LOSE MONEY BY INVESTING IN THE FUND. THE FUND MAY NOT ACHIEVE ITS OBJECTIVE. AN INVESTMENT IN THE FUND IS NOT A DEPOSIT WITH A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

HOW THE FUND HAS PERFORMED

The Fund has not yet commenced operations and therefore does not have a performance history.

WHAT ARE THE COSTS OF INVESTING?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.(1)


SHAREHOLDER TRANSACTION EXPENSES
(fees paid directly from your investments)
PURCHASES IN SUBSCRIPTION OFFERING                                                        2.00%*
PURCHASES SUBSEQUENT TO SUBSCRIPTION OFFERING(2),(3)                                      None**
* See "HOW TO BUY AND SELL SHARES -- Initial Subscription Offering" discussion below.
** See Creation Transaction Fees and Redemption Transaction Fees discussion below.
ANNUAL FUND OPERATING EXPENSES(4)
(expenses that are deducted from the Fund's assets)
Management Fees                                                                           0.50%
Distribution and Service (12b-1) Fees(5)                                                    --%
Other Expenses(6)                                                                         0.18%
Total Gross Annual Fund Operating Expenses                                                0.68%
Fee Waivers and Expense Reimbursements(7)                                                 0.05%
Total Net Annual Fund Operating Expenses                                                  0.63%

(1). The Fund had not commenced operations as of the date of this Prospectus. The expenses listed in the table are estimates based on the expenses the Fund expects to incur for the fiscal year ending April 30, 2005.

(2). When buying or selling Shares through a Broker, you will incur customary brokerage commissions and charges.

(3). If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard creation or redemption transaction fee will be charged.


(4). Expressed as a percentage of average net assets.


(5). The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund.

(6). The Adviser has entered into a license agreement with the AMEX to use the Dynamic Mid Cap Value Intellidex(SM) Index. The Fund is entitled to use the Dynamic Mid Cap Value Intellidex(SM) Index pursuant to a sub-licensing arrangement with the Adviser. The Fund reimburses the Adviser for the licensing fee up to 0.03% of net assets annually.

(7). Pursuant to the Investment Advisory Agreement with the Trust, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions, licensing fees, offering costs and other trading expenses, taxes, and extraordinary expenses) from exceeding 0.60% of average net assets per year, at least until April 30, 2006. The offering costs excluded from the 0.60% expense cap are: (a) legal fees pertaining to the Fund's Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Adviser have entered into an Excess Expense Agreement (the "Expense Agreement") effective October 4, 2004 applicable to the Fund, in which the Adviser is currently waiving its management fees and/or paying certain other operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below 0.60% (excluding the expenses set forth above) (the "Expense Cap"). Expenses borne by the Adviser are subject to reimbursement by the Fund up to five years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

* See "Creation Transaction Fees and Redemption Transacton Fees" below.


EXAMPLE


This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:



1 YEAR                                                   3 YEARS
----------------------------------------------------------------
$  268                                                   $   413


CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES


The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only broker dealers or large institutional investors with creation and redemption agreements and called Authorized Participants ("APs") can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $500 per transaction (regardless of the number of Creation Units involved). The value of a Creation Unit as of first creation was approximately $1,500,000. An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $500 for each redemption transaction (regardless of the number of Creation Units involved).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $1,500,000 and a 5% return each year, and assuming that the Fund's gross operating expenses remain the same, the total costs would be $11,420 if the Creation Unit is redeemed after one year, and $33,631 if the Creation Unit is redeemed after three years.

If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.


The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.

----------

* See "Creations, Redemptions and Transaction Fees" later in this Prospectus.

                 POWERSHARES DYNAMIC SMALL CAP GROWTH PORTFOLIO

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

INVESTMENT OBJECTIVE

The Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Dynamic Small Cap Growth Intellidex(SM) Index (the "Small Cap Growth Intellidex" or "Underlying Investment Style Intellidex").

PRINCIPAL INVESTMENT STRATEGIES


The Fund will normally invest at least 80% of its total assets in common stocks of small cap companies. A company is considered to be a small capitalization company if it falls within the Small Cap Growth Intellidex model, as described below. The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Small Cap Growth Intellidex. The Adviser will seek to match the performance of the Underlying Investment Style Intellidex. The Small Cap Growth Intellidex is comprised of 100 U.S. small cap growth stocks selected principally on the basis of their capital appreciation potential as identified by the AMEX (the "Intellidex Provider") pursuant to a proprietary Intellidex methodology. The 80% investment policy noted above is non-fundamental and requires 60 days' prior written notice to shareholders before it can be changed.


INTELLIDEX METHODOLOGY


The Intellidex methodology is designed to objectively identify those stocks within a particular market segment that have the greatest potential for capital appreciation. The methodology evaluates companies quarterly, based on a variety of criteria, including fundamental growth, stock valuation, investment timeliness and risk factors, and then ranks and sorts them based on their cumulative scores. Component stocks for the Small Cap Growth Intellidex are selected from among the companies with the highest-ranking cumulative score ("Model Score") within their respective sub-groups.


INDEX CONSTRUCTION


(1) The 2,000 largest U.S. stocks (by market capitalization) traded on the NYSE, the AMEX and the NASDAQ are ranked for investment potential using a proprietary AMEX Intellidex model.

(2) The universe of companies is divided into groups based on size, style and sub-size in the following manner:


     a. The universe of stocks is segregated into three size groups, Large Cap, Mid-Cap and Small Cap. The 250 largest stocks are considered Large Cap. The next 750 are considered Mid-Cap and the remaining 1000 stocks are considered Small Cap.

     b. Small Cap stocks are divided into Growth Stocks and Value Stocks. A stock's characterization as Growth or Value is based on a multi-factor methodology. Four hundred of the stocks in the Small Cap universe are considered Growth Stocks. The Small Cap Growth universe is further divided into two sub-groups based on market capitalization. The top quintile is one sub-group. Thirty of the top-ranked stocks in the sub-group are selected and collectively receive 70% of the weight. The bottom four quintiles are another sub-group. Seventy of the top-ranked stocks in this group are selected and collectively receive 30% of the weight.


The Small Cap Growth Intellidex is adjusted quarterly and the Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the Small Cap Growth Intellidex. The Adviser seeks a correlation of 0.95 or better between the Fund's performance and the performance of the Small Cap Growth Intellidex; a figure of 1.00 would represent perfect correlation.


The Fund generally will invest in all of the stocks comprising the Small Cap Growth Intellidex in proportion to their weightings in the Small Cap Growth Intellidex. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Small Cap Growth Intellidex as a whole. There may also be instances in which the Adviser may choose to overweight another stock in the Small Cap Growth Intellidex, purchase securities not in the Small Cap Growth Intellidex which the Adviser believes are appropriate to substitute for certain securities in the Small Cap Growth Intellidex or utilize various combinations of other available investment techniques, in seeking to track accurately the Small Cap Growth Intellidex. The Fund may sell stocks that are represented in the Small Cap Growth Intellidex, in anticipation of their removal from the Small Cap Growth Intellidex or purchase stocks not represented in the Small Cap Growth Intellidex in anticipation of their addition to the Small Cap Growth Intellidex.




PRINCIPAL RISKS OF INVESTING IN THE FUND


The following specific risk factors have been identified for the Fund. See also the section on Additional Risks for other risk factors.


GROWTH INVESTING STYLE RISK

The Fund emphasizes a "growth" style of investing. The market values of such securities may be more volatile than other types of investments. The returns on "growth" securities may or may not move in tandem with the returns on other styles of investing or the overall stock markets.

MARKET TRADING RISK

Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on exchanges. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Small Cap Growth Intellidex.

MARKET RISK


The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.


NON-CORRELATION RISK

The Fund's return may not match the return of the Small Cap Growth Intellidex for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Small Cap Growth Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Small Cap Growth Intellidex.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Small Cap Growth Intellidex, as would be the case if it purchased all of the stocks in the Small Cap Growth Intellidex, with the same weightings as the Small Cap Growth Intellidex.

REPLICATION MANAGEMENT RISK


Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not sell a stock because the stock's issuer was in financial trouble unless that stock is removed from the Small Cap Growth Intellidex.


SMALL AND MEDIUM-SIZED COMPANY RISK


Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in more established companies. These companies' stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often smaller and medium capitalization companies and the industries in which they are focused are still evolving and, while this may offer better growth potential than larger, more established companies, it also may make them more sensitive to changing market conditions.


THE FUND'S SHARES WILL CHANGE IN VALUE, AND YOU COULD LOSE MONEY BY INVESTING IN THE FUND. THE FUND MAY NOT ACHIEVE ITS OBJECTIVE. AN INVESTMENT IN THE FUND IS NOT A DEPOSIT WITH A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

HOW THE FUND HAS PERFORMED

The Fund has not yet commenced operations and therefore does not have a performance history.

WHAT ARE THE COSTS OF INVESTING?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


SHAREHOLDER TRANSACTION EXPENSES
(fees paid directly from your investments)
PURCHASES IN SUBSCRIPTION OFFERING                                                        2.00%*
PURCHASES SUBSEQUENT TO SUBSCRIPTION OFFERING(2),(3)                                      None**
* See "HOW TO BUY AND SELL SHARES -- Initial Subscription Offering" discussion below.
** See Creation Transaction Fees and Redemption Transaction Fees discussion below.
ANNUAL FUND OPERATING EXPENSES(4)
(expenses that are deducted from the Fund's assets)
Management Fees                                                                           0.50%
Distribution and Service (12b-1) Fees(5)                                                    --%
Other Expenses(6)                                                                         0.18%
Total Gross Annual Fund Operating Expenses                                                0.68%
Fee Waivers and Expense Reimbursements(7)                                                 0.05%
Total Net Annual Fund Operating Expenses                                                  0.63%

(1). The Fund had not commenced operations as of the date of this Prospectus. The expenses listed in the table are estimates based on the expenses the Fund expects to incur for the fiscal year ending April 30, 2005.

(2). When buying or selling Shares through a Broker, you will incur customary brokerage commissions and charges.

(3). If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard creation or redemption transaction fee will be charged.


(4). Expressed as a percentage of average net assets.


(5). The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund.

(6). The Adviser has entered into a license agreement with the AMEX to use the Dynamic Small Cap Growth Intellidex(SM) Index. The Fund is entitled to use the Dynamic Small Cap Growth Intellidex(SM) Index pursuant to a sub-licensing arrangement with the Adviser. The Fund reimburses the Adviser for the licensing fee up to 0.03% of net assets annually.

(7). Pursuant to the Investment Advisory Agreement with the Trust, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions, licensing fees, offering costs and other trading expenses, taxes, and extraordinary expenses) from exceeding 0.60% of average net assets per year, at least until April 30, 2006. The offering costs excluded from the 0.60% expense cap are: (a) legal fees pertaining to the Fund's Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Adviser have entered into an Excess Expense Agreement (the "Expense Agreement") effective October 4, 2004 applicable to the Fund, in which the Adviser is currently waiving its management fees and/or paying certain other operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below 0.60% (excluding the expenses set forth above) (the "Expense Cap"). Expenses borne by the Adviser are subject to reimbursement by the Fund up to five years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

* See "Creation Transaction Fees and Redemption Transacton Fees" below.


EXAMPLE


This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 YEAR                                                   3 YEARS
----------------------------------------------------------------
$  268                                                   $   413


CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES


The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only broker dealers or large institutional investors with creation and redemption agreements and called Authorized Participants ("APs") can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $500 per transaction (regardless of the number of Creation Units involved). The value of a Creation Unit as of first creation was approximately $1,500,000. An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $500 for each redemption transaction (regardless of the number of Creation Units involved).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $1,500,000 and a 5% return each year, and assuming that the Fund's gross operating expenses remain the same, the total costs would be $11,420 if the Creation Unit is redeemed after one year, and $33,631 if the Creation Unit is redeemed after three years.

If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.


The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.

----------

* See "Creations, Redemptions and Transaction Fees" later in this Prospectus.

                  POWERSHARES DYNAMIC SMALL CAP VALUE PORTFOLIO

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

INVESTMENT OBJECTIVE

The Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Dynamic Small Cap Value Intellidex(SM) Index (the "Small Cap Value Intellidex" or "Underlying Investment Style Intellidex").

PRINCIPAL INVESTMENT STRATEGIES


The Fund will normally invest at least 80% of its total assets in common stocks of small cap companies. A company is considered to be a mid capitalization company if it falls within the Small Cap Value Intellidex model, as described below. The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Small Cap Value Intellidex. The Adviser will seek to match the performance of the Underlying Investment Style Intellidex. The Small Cap Value Intellidex is comprised of 100 U.S. Small Cap Value stocks selected principally on the basis of their capital appreciation potential as identified by the AMEX (the "Intellidex Provider") pursuant to a proprietary Intellidex methodology. The 80% investment policy noted above is non-fundamental and requires 60 days' prior written notice to shareholders before it can be changed.


INTELLIDEX METHODOLOGY


The Intellidex methodology is designed to objectively identify those stocks within a particular market segment that have the greatest potential for capital appreciation. The methodology evaluates companies quarterly, based on a variety of criteria, including fundamental growth, stock valuation, investment timeliness and risk factors, and then ranks and sorts them based on their cumulative scores. Component stocks for the Small Cap Value Intellidex are selected from among the companies with the highest-ranking cumulative score ("Model Score") within their respective sub-groups.


INDEX CONSTRUCTION


(1) The 2,000 largest U.S. stocks (by market capitalization) traded on the NYSE, the AMEX and the NASDAQ are ranked for investment potential using a proprietary AMEX Intellidex model.

(2) The universe of companies is divided into groups based on size, style and sub-size in the following manner:


     a. The universe of stocks is segregated into three size groups, Large Cap, Mid-Cap and Small Cap. The 250 largest stocks are considered Large Cap. The next 750 are considered Mid-Cap and the remaining 1000 stocks are considered Small Cap.

     b. Small Cap stocks are divided into Growth Stocks and Value Stocks. A stock's characterization as Growth or Value is based on a multi-factor methodology. Four hundred of the stocks in the Small Cap universe are considered Value Stocks. The Small Cap Value universe is further divided into two sub-groups based on market capitalization. The top quintile is one sub-group. Thirty of the top-ranked stocks in the sub-group are selected and collectively receive 70% of the weight. The bottom four quintiles are another sub-group. Seventy of the top-ranked stocks in this group are selected and collectively receive 30% of the weight.

The Small Cap Value Intellidex is adjusted quarterly and the Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the Small Cap Value Intellidex. The Adviser seeks a correlation of 0.95 or better between the Fund's performance and the performance of the Small Cap Value Intellidex; a figure of 1.00 would represent perfect correlation.


The Fund generally will invest in all of the stocks comprising the Small Cap Value Intellidex in proportion to their weightings in the Small Cap Value Intellidex. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Small Cap Value Intellidex as a whole. There may also be instances in which the Adviser may choose to overweight another stock in the Small Cap Value Intellidex, purchase securities not in the Small Cap Value Intellidex which the Adviser believes are appropriate to substitute for certain securities in the Small Cap Value Intellidex or utilize various combinations of other available investment techniques, in seeking to track accurately the Small Cap Value Intellidex. The Fund may sell stocks that are represented in the Small Cap Value Intellidex, in anticipation of their removal from the Small Cap Value Intellidex or purchase stocks not represented in the Small Cap Value Intellidex in anticipation of their addition to the Small Cap Value Intellidex.




PRINCIPAL RISKS OF INVESTING IN THE FUND


The following specific risk factors have been identified for the Fund. See also the section on Additional Risks for other risk factors.


VALUE INVESTING STYLE RISK

A "value" style of investing emphasizes undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on "value" equity securities are less than returns on other styles of investing or the overall stock market. Different types of stocks tend to shift in and out of favor depending on market and economic conditions. Thus, the value of the Fund's investments will vary and at times may be lower or higher than that of other types of investments.

MARKET TRADING RISK

Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on exchanges. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Small Cap Value Intellidex.

MARKET RISK


The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.


NON-CORRELATION RISK

The Fund's return may not match the return of the Small Cap Value Intellidex for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Small Cap Value Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Small Cap Value Intellidex.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Small Cap Value Intellidex, as would be the case if it purchased all of the stocks in the Small Cap Value Intellidex, with the same weightings as the Small Cap Value Intellidex.

REPLICATION MANAGEMENT RISK


Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not sell a stock because the stock's issuer was in financial trouble unless that stock is removed from the Small Cap Value Intellidex.


SMALL AND MEDIUM-SIZED COMPANY RISK


Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in more established companies. These companies' stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often smaller and medium capitalization companies and the industries in which they are focused are still evolving and, while this may offer better growth potential than larger, more established companies, it also may make them more sensitive to changing market conditions.


THE FUND'S SHARES WILL CHANGE IN VALUE, AND YOU COULD LOSE MONEY BY INVESTING IN THE FUND. THE FUND MAY NOT ACHIEVE ITS OBJECTIVE. AN INVESTMENT IN THE FUND IS NOT A DEPOSIT WITH A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

HOW THE FUND HAS PERFORMED

The Fund has not yet commenced operations and therefore does not have a performance history.

WHAT ARE THE COSTS OF INVESTING?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


SHAREHOLDER TRANSACTION EXPENSES
(fees paid directly from your investments)
PURCHASES IN SUBSCRIPTION OFFERING                                                        2.00%*
PURCHASES SUBSEQUENT TO SUBSCRIPTION OFFERING(2),(3)                                      None**
* See "HOW TO BUY AND SELL SHARES -- Initial Subscription Offering" discussion below.
** See Creation Transaction Fees and Redemption Transaction Fees discussion below.
ANNUAL FUND OPERATING EXPENSES(4)
(expenses that are deducted from the Fund's assets)
Management Fees                                                                           0.50%
Distribution and Service (12b-1) Fees(5)                                                    --%
Other Expenses(6)                                                                         0.18%
Total Gross Annual Fund Operating Expenses                                                0.68%
Fee Waivers and Expense Reimbursements(7)                                                 0.05%
Total Net Annual Fund Operating Expenses                                                  0.63%

(1). The Fund had not commenced operations as of the date of this Prospectus. The expenses listed in the table are estimates based on the expenses the Fund expects to incur for the fiscal year ending April 30, 2005.

(2). When buying or selling Shares through a Broker, you will incur customary brokerage commissions and charges.

(3). If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard creation or redemption transaction fee will be charged.


(4). Expressed as a percentage of average net assets.


(5). The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund.

(6). The Adviser has entered into a license agreement with the AMEX to use the Dynamic Small Cap Value Intellidex(SM) Index. The Fund is entitled to use the Dynamic Small Cap Value Intellidex(SM) Index pursuant to a sub-licensing arrangement with the Adviser. The Fund reimburses the Adviser for the licensing fee up to 0.03% of net assets annually.

(7). Pursuant to the Investment Advisory Agreement with the Trust, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions, licensing fees, offering costs and other trading expenses, taxes, and extraordinary expenses) from exceeding 0.60% of average net assets per year, at least until April 30, 2006. The offering costs excluded from the 0.60% expense cap are: (a) legal fees pertaining to the Fund's Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Adviser have entered into an Excess Expense Agreement (the "Expense Agreement") effective October 4, 2004 applicable to the Fund, in which the Adviser is currently waiving its management fees and/or paying certain other operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below 0.60% (excluding the expenses set forth above) (the "Expense Cap"). Expenses borne by the Adviser are subject to reimbursement by the Fund up to five years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

* See "Creation Transaction Fees and Redemption Transacton Fees" below.


EXAMPLE


This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 YEAR                                                   3 YEARS
----------------------------------------------------------------
$  268                                                   $   413


CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES


The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only broker dealers or large institutional investors with creation and redemption agreements and called Authorized Participants ("APs") can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $500 per transaction (regardless of the number of Creation Units involved). The value of a Creation Unit as of first creation was approximately $1,500,000. An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $500 for each redemption transaction (regardless of the number of Creation Units involved).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $1,500,000 and a 5% return each year, and assuming that the Fund's gross operating expenses remain the same, the total costs would be $11,420 if the Creation Unit is redeemed after one year, and $33,631 if the Creation Unit is redeemed after three years.

If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.


The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.

----------

* See "Creations, Redemptions and Transaction Fees" later in this Prospectus.

                POWERSHARES DYNAMIC AEROSPACE & DEFENSE PORTFOLIO


INVESTMENT OBJECTIVE, STRATEGIES AND RISKS


INVESTMENT OBJECTIVE

The Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Dynamic Aerospace & Defense Intellidex(SM) Index (the "Aerospace & Defense Intellidex" or "Underlying Sector Intellidex").

PRINCIPAL INVESTMENT STRATEGIES


The Fund will normally invest at least 80% of its total assets in common stocks of aerospace companies and defense companies. The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Aerospace & Defense Intellidex. The Adviser will seek to match the performance of the Underlying Sector Intellidex. The Aerospace & Defense Intellidex is comprised of stocks of 30 U.S. aerospace and defense companies. These are companies that are principally engaged in the research, manufacture or sale of civil or military aerospace and defense equipment, parts or products, including defense electronics and space equipment. These companies may include, for example, companies that provide the following products or services: air transport; defense electronics; aircraft or spacecraft production; missile design; satellite design; data processing or computer-related services; communications systems; research, development and manufacture of military weapons and transportation; general aviation equipment, missiles, satellites, space launch vehicles and spacecraft; units for guidance, propulsion and control of flight vehicles; and equipment components and airborne and ground-based equipment essential to the testing, operation and maintenance of flight vehicles. Stocks are selected principally on the basis of their capital appreciation potential as identified by the AMEX (the "Intellidex Provider") pursuant to a proprietary Intellidex methodology. The 80% investment policy noted above is non-fundamental and requires 60 days' prior written notice to shareholders before it can be changed.


INTELLIDEX METHODOLOGY


The Intellidex methodology is designed to objectively identify those stocks within a particular market segment that have the greatest potential for capital appreciation. The methodology evaluates companies quarterly, based on a variety of criteria, including fundamental growth, stock valuation, investment timeliness and risk factors, and then ranks and sorts them based on their cumulative scores. Component stocks for the Aerospace & Defense Intellidex are selected from among the companies with the highest-ranking cumulative score ("Model Score") within their respective sub-groups.


INDEX CONSTRUCTION


(1) Aerospace and Defense stocks are selected from the 3,000 largest U.S. stocks (by market capitalization) traded on the NYSE, the AMEX and the NASDAQ and are ranked for investment potential using a proprietary AMEX Intellidex model.


(2) Within the Aerospace and Defense sector, a defined number of the top-ranked larger and smaller stocks are selected for inclusion in the Aerospace & Defense Intellidex. Selected stocks are equally weighted within their size Sub-Groups. The number of stocks selected is predetermined and is as follows:

     a.   Aerospace and Defense includes 30 stocks and is divided as follows:

          i. Ten of the top-ranked relatively larger stocks are selected and collectively receive 50% of the total index weight (each larger stock receives on average 5.0%). The ten component stocks selected are the components with the best Model Score in the Sub-Group, except that any component stock which is currently included in the Aerospace & Defense Intellidex is not removed unless its Model Score falls below that of the twelfth ranked stock in the Sub-Group.

          ii. Twenty of the top-ranked relatively smaller stocks are selected and collectively receive 50% of the total index weight (each smaller stock receives on average 2.5%). The twenty component stocks selected are the components with the best Model Score in that Sub-Group, except that any component stock that is currently included in the Aerospace & Defense Intellidex is not removed unless its Model Score falls below that of the twenty-fourth ranked stock in the Sub-Group.

The Aerospace & Defense Intellidex is adjusted quarterly and the Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the Aerospace & Defense Intellidex. The Adviser seeks a correlation of 0.95 or better between the Fund's performance and the performance of the Aerospace & Defense Intellidex; a figure of 1.00 would represent perfect correlation.

The Fund generally will invest in all of the stocks comprising the Aerospace & Defense Intellidex in proportion to their weightings in the Aerospace & Defense Intellidex. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Aerospace & Defense Intellidex as a whole. There may also be instances in which the Adviser may choose to overweight another stock in the Aerospace & Defense Intellidex, purchase securities not in the Aerospace & Defense Intellidex which the Adviser believes are appropriate to substitute for certain securities in the Aerospace & Defense Intellidex or utilize various combinations of other available investment techniques in seeking to track accurately the Aerospace & Defense Intellidex. The Fund may sell stocks that are represented in the Aerospace & Defense Intellidex in anticipation of their removal from the Aerospace & Defense Intellidex or purchase stocks not represented in the Aerospace & Defense Intellidex in anticipation of their addition to the Aerospace & Defense Intellidex.




PRINCIPAL RISKS OF INVESTING IN THE FUND


The following specific risk factors have been identified for the Fund. See also the section on Additional Risks for other risk factors.


MARKET TRADING RISK

Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on exchanges. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Aerospace & Defense Intellidex.

MARKET RISK


The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.


NON-CORRELATION RISK

The Fund's return may not match the return of the Aerospace & Defense Intellidex for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Aerospace & Defense Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Aerospace & Defense Intellidex.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Aerospace & Defense Intellidex, as would be the case if it purchased all of the stocks in the Aerospace & Defense Intellidex with the same weightings as the Aerospace & Defense Intellidex.

REPLICATION MANAGEMENT RISK


Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not sell a stock because the stock's issuer was in financial trouble unless that stock is removed from the Aerospace & Defense Intellidex.


AEROSPACE & DEFENSE INDUSTRY CONCENTRATION RISK


The defense and aerospace industry can be significantly affected by government defense and aerospace regulation and spending policies because companies involved in the defense and aerospace industry rely to a large extent on U.S. (and other) Government demand for their products and services. There are significant inherent risks in contracting with the U.S. Government which could have a material adverse effect on the business, financial condition and results of operations of industry participants, including:

  - termination by the U.S. Government of any contract as a result of a default by industry participants could subject them to liability for the excess costs incurred by the U.S. Government in procuring undelivered items from another source;

  - termination by the U.S. Government of any contract for convenience would generally limit industry participants recovery to costs already incurred or committed and limit participants profit to work completed prior to termination;

  - modification of U.S. Government contracts due to lack of congressional funding or changes in such funding could subject certain contracts to termination or modification;

  - failure to comply, even inadvertently, with the extensive and complex U.S. Government laws and regulations applicable to certain U.S. Government contracts and the laws governing the export of controlled products and commodities could subject industry participants to contract termination, civil and criminal penalties and, under certain circumstances, suspension from future U.S. Government contracts and exporting of products for a specific period of time;

  - results of routine U.S. Government audits and review could, in certain circumstances, lead to adjustments to industry contract prices, which could be significant; and

  - successful bids for U.S. Government contracts or the profitability of such contracts, if awarded, cannot be guaranteed in the light of the competitive bidding atmosphere under which U.S. Government contracts are awarded.

Furthermore, because companies involved in the defense and aerospace industry rely to a large extent on U.S. (and other) Government demand for their products and services, those companies could be adversely impacted by future reductions or changes in U.S. Government spending. U.S. Government spending in aerospace and defense are not generally correlated with any economic cycle, but rather, on the cycle of general political support for this type of spending. However, there is no assurance that future levels of defense spending will increase or that levels of defense spending will not decrease in the future.

In addition, the aerospace and defense industry can be affected by competition within the industry, labor relations and the price of fuel. Airline deregulation has substantially diminished the government's role in the air transport industry while promoting an increased level of competition. However, regulations and policies of various domestic and foreign governments can still affect the profitability of individual carriers as well as the entire industry.


SMALL AND MEDIUM-SIZED COMPANY RISK

Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in more established companies. These companies' stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often smaller and medium capitalization companies and the industries in which they are focused are still evolving and, while this may offer better growth potential than larger, more established companies, it also may make them more sensitive to changing market conditions.

ISSUER-SPECIFIC CHANGES

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

THE FUND'S SHARES WILL CHANGE IN VALUE, AND YOU COULD LOSE MONEY BY INVESTING IN THE FUND. THE FUND MAY NOT ACHIEVE ITS OBJECTIVE. AN INVESTMENT IN THE FUND IS NOT A DEPOSIT WITH A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

HOW THE FUND HAS PERFORMED

The Fund has not yet commenced operations and therefore does not have a performance history.

WHAT ARE THE COSTS OF INVESTING?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.(1)

SHAREHOLDER TRANSACTION EXPENSES
(fees paid directly from your investments)
PURCHASES IN SUBSCRIPTION OFFERING                                                        2.00%*
PURCHASES SUBSEQUENT TO SUBSCRIPTION OFFERING(2),(3)                                      None**
* See "HOW TO BUY AND SELL SHARES -- Initial Subscription Offering" discussion below.
** See Creation Transaction Fees and Redemption Transaction Fees discussion below.
ANNUAL FUND OPERATING EXPENSES(4)
(expenses that are deducted from the Fund's assets)
Management Fees                                                                           0.50%
Distribution and Service (12b-1) Fees(5)                                                    --%
Other Expenses(6)                                                                         0.18%
Total Gross Annual Fund Operating Expenses                                                0.68%
Fee Waivers and Expense Reimbursements(7)                                                 0.05%
Total Net Annual Fund Operating Expenses                                                  0.63%



(1). The Fund had not commenced operations as of the date of this Prospectus. The expenses listed in the table are estimates based on the expenses the Fund expects to incur for the fiscal year ending April 30, 2005.

(2). When buying or selling Shares through a Broker, you will incur customary brokerage commissions and charges.

(3). If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard creation or redemption transaction fee will be charged.


(4). Expressed as a percentage of average net assets.


(5). The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund.

(6). The Adviser has entered into a license agreement with the AMEX to use the Dynamic Aerospace & Defense Intellidex(SM) Index. The Fund is entitled to use the Dynamic Aerospace & Defense Intellidex(SM) Index pursuant to a sub-licensing arrangement with the Adviser. The Fund reimburses the Adviser for the licensing fee up to 0.03% of net assets annually.

(7). Pursuant to the Investment Advisory Agreement with the Trust, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions, licensing fees, offering costs and other trading expenses, taxes, and extraordinary expenses) from exceeding 0.60% of average net assets per year, at least until April 30, 2006. The offering costs excluded from the 0.60% expense cap are: (a) legal fees pertaining to the Fund's Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Adviser have entered into an Excess Expense Agreement (the "Expense Agreement") effective October 4, 2004 applicable to the Fund, in which the Adviser is currently waiving its management fees and/or paying certain other operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below 0.60% (excluding the expenses set forth above) (the "Expense Cap"). Expenses borne by the Adviser are subject to reimbursement by the Fund up to five years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

* See "Creation Transaction Fees and Redemption Transacton Fees" below.


EXAMPLE


This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:



1 YEAR                                                   3 YEARS
----------------------------------------------------------------
$  268                                                   $   413


CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES


The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only broker dealers or large institutional investors with creation and redemption agreements and called Authorized Participants ("APs") can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $500 per transaction (regardless of the number of Creation Units involved). The value of a Creation Unit as of first creation was approximately $1,500,000. An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $500 for each redemption transaction (regardless of the number of Creation Units involved).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $1,500,000 and a 5% return each year, and assuming that the Fund's gross operating expenses remain the same, the total costs would be $11,420 if the Creation Unit is redeemed after one year, and $33,631 if the Creation Unit is redeemed after three years.

If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.


The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.

----------

* See "Creations, Redemptions and Transaction Fees" later in this Prospectus.

              POWERSHARES DYNAMIC BIOTECHNOLOGY & GENOME PORTFOLIO

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

INVESTMENT OBJECTIVE


The Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Dynamic Biotechnology & Genome Intellidex(SM) Index (the "Biotechnology & Genome Intellidex" or "Underlying Sector Intellidex").


PRINCIPAL INVESTMENT STRATEGIES


The Fund will normally invest at least 80% of its total assets in common stocks of biotechnology companies and genome companies. The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Biotechnology & Genome Intellidex. The Adviser will seek to match the performance of the Underlying Sector Intellidex. The Biotechnology & Genome Intellidex is comprised of stocks of 30 U.S. biotechnology and genome companies. These are companies that are principally engaged in the research, development, manufacture and marketing and distribution of various biotechnological products, services and processes and companies that benefit significantly from scientific and technological advances in biotechnology and genetic engineering and research. These companies may include, for example, companies involved in the research, development or production of pharmaceuticals, including veterinary drugs. Stocks are selected principally on the basis of their capital appreciation potential as identified by the AMEX (the "Intellidex Provider") pursuant to a proprietary Intellidex methodology. The 80% investment policy noted above is non-fundamental and requires 60 days' prior written notice to shareholders before it can be changed.


INTELLIDEX METHODOLOGY


The Intellidex methodology is designed to objectively identify those stocks within a particular market segment that have the greatest potential for capital appreciation. The methodology evaluates companies quarterly, based on a variety of criteria, including fundamental growth, stock valuation, investment timeliness and risk factors, and then ranks and sorts them based on their cumulative scores. Component stocks for the Biotechnology & Genome Intellidex are selected from among the companies with the highest-ranking cumulative score ("Model Score") within their respective sub-groups.


INDEX CONSTRUCTION


(1) Biotechnology & Genome stocks are selected from the 3,000 largest U.S. stocks (by market capitalization) traded on the NYSE, the AMEX and the NASDAQ and are ranked for investment potential using a proprietary AMEX Intellidex model.


(2) Within the Biotechnology & Genome sector, a defined number of the top-ranked larger and smaller stocks are selected for inclusion in the Biotechnology & Genome Intellidex. Selected stocks are equally weighted within their size Sub-Groups. The number of stocks selected is predetermined and is as follows:

     a.   Biotechnology & Genome includes 30 stocks and is divided as follows:

          i. Ten of the top-ranked relatively larger stocks are selected and collectively receive 50% of the total index weight (each larger stock receives on average 5.0%). The ten component stocks selected are the components with the best

               Model Score in the Sub-Group, except that any component stock which is currently included in the Biotechnology & Genome Intellidex is not removed unless its Model Score falls below that of the twelfth ranked stock in the Sub-Group.

          ii. Twenty of the top-ranked relatively smaller stocks are selected and collectively receive 50% of the total index weight (each smaller stock receives on average 2.5%). The twenty component stocks selected are the components with the best Model Score in that Sub-Group, except that any component stock that is currently included in the Biotechnology & Genome Intellidex is not removed unless its Model Score falls below that of the twenty-fourth ranked stock in the Sub-Group.

The Biotechnology & Genome Intellidex is adjusted quarterly and the Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the Biotechnology & Genome Intellidex. The Adviser seeks a correlation of 0.95 or better between the Fund's performance and the performance of the Biotechnology & Genome Intellidex; a figure of 1.00 would represent perfect correlation.


The Fund generally will invest in all of the stocks comprising the Biotechnology & Genome Intellidex in proportion to their weightings in the Biotechnology & Genome Intellidex. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Biotechnology & Genome Intellidex as a whole. There may also be instances in which the Adviser may choose to overweight another stock in the Biotechnology & Genome Intellidex, purchase securities not in the Biotechnology & Genome Intellidex which the Adviser believes are appropriate to substitute for certain securities in the Biotechnology & Genome Intellidex or utilize various combinations of other available investment techniques, in seeking to track accurately the Biotechnology & Genome Intellidex. The Fund may sell stocks that are represented in the Biotechnology & Genome Intellidex in anticipation of their removal from the Biotechnology & Genome Intellidex or purchase stocks not represented in the Biotechnology & Genome Intellidex in anticipation of their addition to the Biotechnology & Genome Intellidex.


PRINCIPAL RISKS OF INVESTING IN THE FUND


The following specific risk factors have been identified for the Fund. See also the section on Additional Risks for other risk factors.


MARKET TRADING RISK

Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on exchanges. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Biotechnology & Genome Intellidex.

MARKET RISK


The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.


NON-CORRELATION RISK

The Fund's return may not match the return of the Biotechnology & Genome Intellidex for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Biotechnology & Genome Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Biotechnology & Genome Intellidex.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Biotechnology & Genome Intellidex, as would be the case if it purchased all of the stocks in the Biotechnology & Genome Intellidex with the same weightings as the Biotechnology & Genome Intellidex.

REPLICATION MANAGEMENT RISK


Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not necessarily sell a stock because the stock's issuer was in financial trouble unless that stock is removed from the Biotechnology & Genome Intellidex.

BIOTECHNOLOGY/GENOME INDUSTRY CONCENTRATION RISK

The biotechnology and genome industries can be significantly affected by patent considerations, including the termination of their patent protections for their products, intense competition, rapid technological change and obsolescence, government regulation and expensive insurance costs due to the risk of product liability lawsuits. Biotechnology and genome companies can have persistent losses during a new product's transition from development to production and revenue patterns can be erratic. In addition, biotechnology and genome companies must contend with high development costs which may be exacerbated by the inability to raise prices to cover costs because of managed care pressure, government regulation or price controls. Moreover, stock prices of biotechnology and genome companies are very volatile, particularly when their products are up for regulatory approval and/or under regulatory scrutiny.


SMALL AND MEDIUM-SIZED COMPANY RISK

Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in more established companies. These companies' stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often smaller and medium capitalization companies and the industries in which they are focused are still evolving and, while this may offer better growth potential than larger, more established companies, it also may make them more sensitive to changing market conditions.

ISSUER-SPECIFIC CHANGES

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

THE FUND'S SHARES WILL CHANGE IN VALUE, AND YOU COULD LOSE MONEY BY INVESTING IN THE FUND. THE FUND MAY NOT ACHIEVE ITS OBJECTIVE. AN INVESTMENT IN THE FUND IS NOT A DEPOSIT WITH A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

HOW THE FUND HAS PERFORMED

The Fund has not yet commenced operations and therefore does not have a performance history.

WHAT ARE THE COSTS OF INVESTING?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.(1)


SHAREHOLDER TRANSACTION EXPENSES
(fees paid directly from your investments)
PURCHASES IN SUBSCRIPTION OFFERING                                                        2.00%*
PURCHASES SUBSEQUENT TO SUBSCRIPTION OFFERING(2),(3)                                      None**
* See "HOW TO BUY AND SELL SHARES -- Initial Subscription Offering" discussion below.
** See Creation Transaction Fees and Redemption Transaction Fees discussion below.
ANNUAL FUND OPERATING EXPENSES(4)
(expenses that are deducted from the Fund's assets)
Management Fees                                                                           0.50%
Distribution and Service (12b-1) Fees(5)                                                    --%
Other Expenses(6)                                                                         0.18%
Total Gross Annual Fund Operating Expenses                                                0.68%
Fee Waivers and Expense Reimbursements(7)                                                 0.05%
Total Net Annual Fund Operating Expenses                                                  0.63%



(1). The Fund had not commenced operations as of the date of this Prospectus. The expenses listed in the table are estimates based on the expenses the Fund expects to incur for the fiscal year ending April 30, 2005.

(2). When buying or selling Shares through a Broker, you will incur customary brokerage commissions and charges.

(3). If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard creation or redemption transaction fee will be charged.


(4). Expressed as a percentage of average net assets.

(5). The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund.

(6). The Adviser has entered into a license agreement with the AMEX to use the Dynamic Biotechnology & Genome Intellidex(SM) Index. The Fund is entitled to use the Dynamic Biotechnology & Genome Intellidex(SM) Index pursuant to a sub-licensing arrangement with the Adviser. The Fund reimburses the Adviser for the licensing fee up to 0.03% of net assets annually.

(7). Pursuant to the Investment Advisory Agreement with the Trust, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions, licensing fees, offering costs and other trading expenses, taxes, and extraordinary expenses) from exceeding 0.60% of average net assets per year, at least until April 30, 2006. The offering costs excluded from the 0.60% expense cap are: (a) legal fees pertaining to the Fund's Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Adviser have entered into an Excess Expense Agreement (the "Expense Agreement") effective October 4, 2004 applicable to the Fund, in which the Adviser is currently waiving its management fees and/or paying certain other operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below 0.60% (excluding the expenses set forth above) (the "Expense Cap"). Expenses borne by the Adviser are subject to reimbursement by the Fund up to five years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

* See "Creation Transaction Fees and Redemption Transacton Fees" below.


EXAMPLE


This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:



1 YEAR                                                   3 YEARS
----------------------------------------------------------------
$  268                                                   $   413


CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES


The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only broker dealers or large institutional investors with creation and redemption agreements and called Authorized Participants ("APs") can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $500 per transaction (regardless of the number of Creation Units involved). The value of a Creation Unit as of first creation was approximately $1,500,000. An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $500 for each redemption transaction (regardless of the number of Creation Units involved).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $1,500,000 and a 5% return each year, and assuming that the Fund's gross operating expenses remain the same, the total costs would be $11,420 if the Creation Unit is redeemed after one year, and $33,631 if the Creation Unit is redeemed after three years.

If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.


The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.

----------

* See "Creations, Redemptions and Transaction Fees" later in this Prospectus.

                POWERSHARES DYNAMIC BRAND NAME PRODUCTS PORTFOLIO

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

INVESTMENT OBJECTIVE

The Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Dynamic Brand Name Products Intellidex(SM) Index (the "Brand Name Products Intellidex" or "Underlying Sector Intellidex").

PRINCIPAL INVESTMENT STRATEGIES


The Fund will normally invest at least 80% of its total assets in common stocks of companies that produce brand name products. The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Brand Name Products Intellidex. The Adviser will seek to match the performance of the Underlying Sector Intellidex. The Brand Name Products Intellidex is comprised of stocks of 30 U.S. brand name companies. These are companies that are principally engaged in the development, manufacturing, marketing and distribution of household products and durables, personal products, textiles, apparel and luxury goods. These companies generally produce widely used and often well-known household and personal products used in people's daily lives. Stocks are selected principally on the basis of their capital appreciation potential as identified by the AMEX (the "Intellidex Provider") pursuant to a proprietary Intellidex methodology. The 80% investment policy noted above is non-fundamental and requires 60 days' prior written notice to shareholders before it can be changed.


INTELLIDEX METHODOLOGY


The Intellidex methodology is designed to objectively identify those stocks within a particular market segment that have the greatest potential for capital appreciation. The methodology evaluates companies quarterly, based on a variety of criteria, including fundamental growth, stock valuation, investment timeliness and risk factors, and then ranks and sorts them based on their cumulative scores. Component stocks for the Brand Name Products Intellidex are selected from among the companies with the highest-ranking cumulative score ("Model Score") within their respective sub-groups.


INDEX CONSTRUCTION


(1) Brand Name stocks are selected from the 3,000 largest U.S. stocks (by market capitalization) traded on the NYSE, the AMEX and the NASDAQ and are ranked for investment potential using a proprietary AMEX Intellidex model.


(2) Within the Brand Name sector, a defined number of the top-ranked larger and smaller stocks are selected for inclusion in the Brand Name Products Intellidex. Selected stocks are equally weighted within their size Sub-Groups. The number of stocks selected is predetermined and is as follows:

     a.   Brand Name includes 30 stocks and is divided as follows:

          i. Ten of the top-ranked relatively larger stocks are selected and collectively receive 50% of the total index weight (each larger stock receives on average 5.0%). The ten component stocks selected are the components with the best Model Score in the Sub-Group, except that any component stock which is currently included in the Brand Name Products Intellidex is not removed unless its Model Score falls below that of the twelfth-ranked stock in the Sub-Group.

          ii. Twenty of the top-ranked relatively smaller stocks are selected and collectively receive 50% of the total index weight (each smaller stock receives on average 2.5%). The twenty component stocks selected are the components with the best Model Score in that Sub-Group, except that any component stock that is currently included in the Brand Name Products Intellidex is not removed unless its Model Score falls below that of the twenty-fourth ranked stock in the Sub-Group.


The Brand Name Products Intellidex is adjusted quarterly and the Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the Brand Name Products Intellidex. The Adviser seeks a correlation of 0.95 or better between the Fund's performance and the performance of the Brand Name Products Intellidex; a figure of 1.00 would represent perfect correlation.


The Fund generally will invest in all of the stocks comprising the Brand Name Products Intellidex in proportion to their weightings in the Brand Name Products Intellidex. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Brand Name Products Intellidex as a whole. There may also be instances in which the Adviser may choose to overweight another stock in the Brand Name Products Intellidex, purchase securities not in the Brand Name Products Intellidex which the Adviser believes are appropriate to substitute for certain securities in the Brand Name Products Intellidex or utilize various combinations of other available investment techniques, in seeking to track accurately the Brand Name Products Intellidex. The Fund may sell stocks that are represented in the Brand Name Products Intellidex, in anticipation of their removal from the Brand Name Products Intellidex or purchase stocks not represented in the Brand Name Products Intellidex in anticipation of their addition to the Brand Name Products Intellidex.




PRINCIPAL RISKS OF INVESTING IN THE FUND


The following specific risk factors have been identified for the Fund. See also the section on Additional Risks for other risk factors.


MARKET TRADING RISK

Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on exchanges. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Brand Name Products Intellidex.

MARKET RISK


The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.


NON-CORRELATION RISK

The Fund's return may not match the return of the Brand Name Products Intellidex for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Brand Name

Products Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Brand Name Products Intellidex.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Brand Name Products Intellidex, as would be the case if it purchased all of the stocks in the Brand Name Products Intellidex with the same weightings as the Brand Name Products Intellidex.

REPLICATION MANAGEMENT RISK


Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not sell a stock because the stock's issuer was in financial trouble unless that stock is removed from the Brand Name Products Intellidex.

BRAND NAME CONCENTRATION RISK

Investing in common stocks of brand name companies is closely tied to, and affected by, consumption of widely used and often well-known household and personal products in the consumer industry. Companies within this industry are often faced with the same obstacles, issues or regulatory burdens, and their common stock may react similarly and move in unison to these and other market conditions. As a result of these factors, stocks in which the Fund will invest may be more volatile than a mixture of stocks of companies from a wide variety of industries.

SMALL AND MEDIUM-SIZED COMPANY RISK

Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in more established companies. These companies' stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often smaller and medium capitalization companies and the industries in which they are focused are still evolving and, while this may offer better growth potential than larger, more established companies, it also may make them more sensitive to changing market conditions.


ISSUER-SPECIFIC CHANGES

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

THE FUND'S SHARES WILL CHANGE IN VALUE, AND YOU COULD LOSE MONEY BY INVESTING IN THE FUND. THE FUND MAY NOT ACHIEVE ITS OBJECTIVE. AN INVESTMENT IN THE FUND IS NOT A DEPOSIT WITH A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

HOW THE FUND HAS PERFORMED

The Fund has not yet commenced operations and therefore does not have a performance history.

WHAT ARE THE COSTS OF INVESTING?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.(1)


SHAREHOLDER TRANSACTION EXPENSES
(fees paid directly from your investments)
PURCHASES IN SUBSCRIPTION OFFERING                                                        2.00%*
PURCHASES SUBSEQUENT TO SUBSCRIPTION OFFERING(2),(3)                                      None**
* See "HOW TO BUY AND SELL SHARES -- Initial Subscription Offering" discussion below.
** See Creation Transaction Fees and Redemption Transaction Fees discussion below.
ANNUAL FUND OPERATING EXPENSES(4)
(expenses that are deducted from the Fund's assets)
Management Fees                                                                           0.50%
Distribution and Service (12b-1) Fees(5)                                                    --%
Other Expenses(6)                                                                         0.18%
Total Gross Annual Fund Operating Expenses                                                0.68%
Fee Waivers and Expense Reimbursements(7)                                                 0.05%
Total Net Annual Fund Operating Expenses                                                  0.63%



(1). The Fund had not commenced operations as of the date of this Prospectus. The expenses listed in the table are estimates based on the expenses the Fund expects to incur for the fiscal year ending April 30, 2005.

(2). When buying or selling Shares through a Broker, you will incur customary brokerage commissions and charges.

(3). If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard creation or redemption transaction fee will be charged.


(4). Expressed as a percentage of average net assets.


(5). The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund.

(6). The Adviser has entered into a license agreement with the AMEX to use the Dynamic Brand Name Products Intellidex(SM) Index. The Fund is entitled to use the Dynamic Brand Name Products Intellidex(SM) Index pursuant to a sub-licensing arrangement with the Adviser. The Fund reimburses the Adviser for the licensing fee up to 0.03% of net assets annually.

(7). Pursuant to the Investment Advisory Agreement with the Trust, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions, licensing fees, offering costs and other trading expenses, taxes, and extraordinary expenses) from exceeding 0.60% of average net assets per year, at least until April 30, 2006. The offering costs excluded from the 0.60% expense cap are: (a) legal fees pertaining to the Fund's Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Adviser have entered into an Excess Expense Agreement (the "Expense Agreement") effective October 4, 2004 applicable to the Fund, in which the Adviser is currently waiving its management fees and/or paying certain other operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below 0.60% (excluding the expenses set forth above) (the "Expense Cap"). Expenses borne by the Adviser are subject to reimbursement by the Fund up to five years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

* See "Creation Transaction Fees and Redemption Transacton Fees" below.


EXAMPLE


This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:



1 YEAR                                                   3 YEARS
----------------------------------------------------------------
$  268                                                   $   413


CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES


The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only broker dealers or large institutional investors with creation and redemption agreements and called Authorized Participants ("APs") can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $500 per transaction (regardless of the number of Creation Units involved). The value of a Creation Unit as of first creation was approximately $1,500,000. An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $500 for each redemption transaction (regardless of the number of Creation Units involved).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $1,500,000 and a 5% return each year, and assuming that the Fund's gross operating expenses remain the same, the total costs would be $11,420 if the Creation Unit is redeemed after one year, and $33,631 if the Creation Unit is redeemed after three years.

If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.


The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.

----------

* See "Creations, Redemptions and Transaction Fees" later in this Prospectus.

               POWERSHARES DYNAMIC CONSUMER ELECTRONICS PORTFOLIO


INVESTMENT OBJECTIVE, STRATEGIES AND RISKS


INVESTMENT OBJECTIVE

The Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Dynamic Consumer Electronics Intellidex(SM) Index (the "Consumer Electronics Intellidex" or "Underlying Sector Intellidex").

PRINCIPAL INVESTMENT STRATEGIES


The Fund will normally invest at least 80% of its total assets in common stocks of consumer electronic companies. The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Consumer Electronics Intellidex. The Adviser will seek to match the performance of the Underlying Sector Intellidex. The Consumer Electronics Intellidex is comprised of stocks of 30 U.S. consumer electronics companies. These are companies that are principally engaged in the manufacture of consumer electronics. These companies may include, for example, companies involved in the design, manufacture and sale of consumer electronics products, including televisions, VCRs, hi-fi equipment, game consoles and related products. Stocks are selected principally on the basis of their capital appreciation potential as identified by the AMEX (the "Intellidex Provider") pursuant to a proprietary Intellidex methodology. The 80% investment policy noted above is non-fundamental and requires 60 days' prior written notice to shareholders before it can be changed.


INTELLIDEX METHODOLOGY


The Intellidex methodology is designed to objectively identify those stocks within a particular market segment that have the greatest potential for capital appreciation. The methodology evaluates companies quarterly, based on a variety of criteria, including fundamental growth, stock valuation, investment timeliness and risk factors, and then ranks and sorts them based on their cumulative scores. Component stocks for the Consumer Electronics Intellidex are selected from among the companies with the highest-ranking cumulative score ("Model Score") within their respective sub-groups.


INDEX CONSTRUCTION


(1) Consumer Electronics stocks are selected from the 3,000 largest U.S. stocks (by market capitalization) traded on the NYSE, the AMEX and the NASDAQ and are ranked for investment potential using a proprietary AMEX Intellidex model.


(2) Within the Consumer Electronics sector, a defined number of the top-ranked larger and smaller stocks are selected for inclusion in the Consumer Electronics Intellidex. Selected stocks are equally weighted within their size Sub-Groups. The number of stocks selected is predetermined and is as follows:

     a.   Consumer Electronics includes 30 stocks and is divided as follows:

          i. Ten of the top-ranked relatively larger stocks are selected and collectively receive 50% of the total index weight (each larger stock receives on average 5.0%). The ten component stocks selected are the components with the best Model Score in the Sub-Group, except that any component stock which is currently included in the Consumer Electronics Intellidex is not removed unless its Model Score falls below that of the twelfth-ranked stock in the Sub-Group.

          ii. Twenty of the top-ranked relatively smaller stocks are selected and collectively receive 50% of the total index weight (each smaller stock receives on average 2.5%). The twenty component stocks selected are the components with the best Model Score in that Sub-Group, except that any component stock that is currently included in the Consumer Electronics Intellidex is not removed unless its Model Score falls below that of the twenty-fourth ranked stock in the Sub-Group.


The Consumer Electronics Intellidex is adjusted quarterly and the Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the Consumer Electronics Intellidex. The Adviser seeks a correlation of 0.95 or better between the Fund's performance and the performance of the Consumer Electronics Intellidex; a figure of 1.00 would represent perfect correlation.


The Fund generally will invest in all of the stocks comprising the Consumer Electronics Intellidex in proportion to their weightings in the Consumer Electronics Intellidex. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Consumer Electronics Intellidex as a whole. There may also be instances in which the Adviser may choose to overweight another stock in the Consumer Electronics Intellidex, purchase securities not in the Consumer Electronics Intellidex which the Adviser believes are appropriate to substitute for certain securities in the Consumer Electronics Intellidex or utilize various combinations of other available investment techniques, in seeking to track accurately the Consumer Electronics Intellidex. The Fund may sell stocks that are represented in the Consumer Electronics Intellidex, in anticipation of their removal from the Consumer Electronics Intellidex or purchase stocks not represented in the Consumer Electronics Intellidex in anticipation of their addition to the Consumer Electronics Intellidex.




PRINCIPAL RISKS OF INVESTING IN THE FUND


The following specific risk factors have been identified for the Fund. See also the section on Additional Risks for other risk factors.


MARKET TRADING RISK

Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on exchanges. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Consumer Electronics Intellidex.

MARKET RISK


The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.


NON-CORRELATION RISK

The Fund's return may not match the return of the Consumer Electronics Intellidex for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Consumer

Electronics Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Consumer Electronics Intellidex.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Consumer Electronics Intellidex, as would be the case if it purchased all of the stocks in the Consumer Electronics Intellidex with the same weightings as the Consumer Electronics Intellidex.

REPLICATION MANAGEMENT RISK

Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not necessarily sell a stock because the stock's issuer was in financial trouble unless that stock is removed from the Consumer Electronics Intellidex.

CONSUMER ELECTRONICS INDUSTRY CONCENTRATION RISK


The consumer electronics industry can be significantly affected by the performance of the overall economy, research and development of new products, rapid service and product obsolescence, intense competition (including that of low-cost foreign companies), rapidly changing technology, frequent new product introductions, regulatory restrictions, product liability litigation and other litigation resulting from accidents, unfunded pension fund liabilities and employee and retiree benefit costs and consumer confidence in the electronics industry. In general, expenditures on consumer electronics will be affected by the economic health of consumers and success can depend heavily on disposable household income and consumer spending. A weak economy and its effect on consumer spending would have an adverse effect on the industry. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products. The success of industry participants depends in substantial part on timely and successful introduction of new products meeting changing consumer demand.

Other factors of particular relevance to the profitability of the industry are the effects of increasing environmental regulation on packaging and on waste disposal, the continuing need to conform with foreign regulations governing packaging and the environment, the outcome of trade negotiations and the effect of foreign subsidies and tariffs, foreign exchange rates, the price of oil and its effect on energy costs, inventory cutbacks by retailers, transportation and distribution costs, the availability and cost of raw materials and the ongoing need to improve productivity.


SMALL AND MEDIUM-SIZED COMPANY RISK

Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in more established companies. These companies' stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often smaller and medium capitalization companies and the industries in which they are focused are still evolving and, while this may offer better growth potential than larger, more established companies, it also may make them more sensitive to changing market conditions.

ISSUER-SPECIFIC CHANGES

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

THE FUND'S SHARES WILL CHANGE IN VALUE, AND YOU COULD LOSE MONEY BY INVESTING IN THE FUND. THE FUND MAY NOT ACHIEVE ITS OBJECTIVE. AN INVESTMENT IN THE FUND IS NOT A DEPOSIT WITH A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

HOW THE FUND HAS PERFORMED

The Fund has not yet commenced operations and therefore does not have a performance history.

WHAT ARE THE COSTS OF INVESTING?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.(1)


SHAREHOLDER TRANSACTION EXPENSES
(fees paid directly from your investments)
PURCHASES IN SUBSCRIPTION OFFERING                                                        2.00%*
PURCHASES SUBSEQUENT TO SUBSCRIPTION OFFERING(2),(3)                                      None**
* See "HOW TO BUY AND SELL SHARES -- Initial Subscription Offering" discussion below.
** See Creation Transaction Fees and Redemption Transaction Fees discussion below.
ANNUAL FUND OPERATING EXPENSES(4)
(expenses that are deducted from the Fund's assets)
Management Fees                                                                           0.50%
Distribution and Service (12b-1) Fees(5)                                                    --%
Other Expenses(6)                                                                         0.18%
Total Gross Annual Fund Operating Expenses                                                0.68%
Fee Waivers and Expense Reimbursements(7)                                                 0.05%
Total Net Annual Fund Operating Expenses                                                  0.63%



(1). The Fund had not commenced operations as of the date of this Prospectus. The expenses listed in the table are estimates based on the expenses the Fund expects to incur for the fiscal year ending April 30, 2005.

(2). When buying or selling Shares through a Broker, you will incur customary brokerage commissions and charges.

(3). If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard creation or redemption transaction fee will be charged.


(4). Expressed as a percentage of average net assets.


(5). The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund.

(6). The Adviser has entered into a license agreement with the AMEX to use the Dynamic Consumer Electronics Intellidex(SM) Index. The Fund is entitled to use the Dynamic Consumer Electronics

     Intellidex(SM) Index pursuant to a sub-licensing arrangement with the Adviser. The Fund reimburses the Adviser for the licensing fee up to 0.03% of net assets annually.

(7). Pursuant to the Investment Advisory Agreement with the Trust, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions, licensing fees, offering costs and other trading expenses, taxes, and extraordinary expenses) from exceeding 0.60% of average net assets per year, at least until April 30, 2006. The offering costs excluded from the 0.60% expense cap are: (a) legal fees pertaining to the Fund's Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Adviser have entered into an Excess Expense Agreement (the "Expense Agreement") effective October 4, 2004 applicable to the Fund, in which the Adviser is currently waiving its management fees and/or paying certain other operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below 0.60% (excluding the expenses set forth above) (the "Expense Cap"). Expenses borne by the Adviser are subject to reimbursement by the Fund up to five years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

* See "Creation Transaction Fees and Redemption Transacton Fees" below.


EXAMPLE


This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:



1 YEAR                                                   3 YEARS
----------------------------------------------------------------
$  268                                                   $   413


CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES


The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only broker dealers or large institutional investors with creation and redemption agreements and called Authorized Participants ("APs") can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $500 per transaction (regardless of the number of Creation Units involved). The value of a Creation Unit as of first creation was approximately $1,500,000. An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $500 for each redemption transaction (regardless of the number of Creation Units involved).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $1,500,000 and a 5% return each year, and assuming that the Fund's gross operating expenses remain the same, the total costs would be $11,420 if

----------
* See "Creations, Redemptions and Transaction Fees" later in this Prospectus.

the Creation Unit is redeemed after one year, and $33,631 if the Creation Unit is redeemed after three years.

If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.


The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.

                  POWERSHARES DYNAMIC FOOD & BEVERAGE PORTFOLIO

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

INVESTMENT OBJECTIVE

The Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Dynamic Food & Beverage Intellidex(SM) Index (the "Food & Beverage Intellidex" or "Underlying Sector Intellidex").

PRINCIPAL INVESTMENT STRATEGIES


The Fund will normally invest at least 80% of its total assets in common stocks of food and beverage companies. The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Food & Beverage Intellidex. The Adviser will seek to match the performance of the Underlying Sector Intellidex. The Food & Beverage Intellidex is comprised of stocks of 30 U.S. food and beverage companies. These are companies that are principally engaged in the manufacture, sale or distribution of food and beverage products, agricultural products and products related to the development of new food technologies. These companies may include, for example, companies that sell products and services, such as meat and poultry processing and wholesale and retail distribution, and warehousing of food and food-related products, including restaurants, grocery stores, brewers, distillers and vintners; companies that manufacture and distribute products including soft drinks, packaged food products (such as cereals, pet foods, and frozen foods), health food and dietary products. Stocks are selected principally on the basis of their capital appreciation potential as identified by the AMEX (the "Intellidex Provider") pursuant to a proprietary Intellidex methodology. The 80% investment policy noted above is non-fundamental and requires 60 days' prior written notice to shareholders before it can be changed.


INTELLIDEX METHODOLOGY


The Intellidex methodology is designed to objectively identify those stocks within a particular market segment that have the greatest potential for capital appreciation. The methodology evaluates companies quarterly, based on a variety of criteria, including fundamental growth, stock valuation, investment timeliness and risk factors, and then ranks and sorts them based on their cumulative scores. Component stocks for the Food & Beverage Intellidex are selected from among the companies with the highest-ranking cumulative score ("Model Score") within their respective sub-groups.


INDEX CONSTRUCTION


(1) Food and Beverage stocks are selected from the 3,000 largest U.S. stocks (by market capitalization) traded on the NYSE, the AMEX and the NASDAQ and are ranked for investment potential using a proprietary AMEX Intellidex model.


(2) Within the Food and Beverage sector, a defined number of the top-ranked larger and smaller stocks are selected for inclusion in the Food & Beverage Intellidex. Selected stocks are equally weighted within their size Sub-Groups. The number of stocks selected is predetermined and is as follows:

     a.   Food and Beverage includes 30 stocks and is divided as follows:

          i. Ten of the top-ranked relatively larger stocks are selected and collectively receive 50% of the total index weight (each larger stock receives on average 5.0%). The ten component stocks selected are the components with the best Model Score in the Sub-Group, except that any component stock which is currently included in the Food & Beverage Intellidex is not removed unless its Model Score falls below that of the twelfth-ranked stock in the Sub-Group.

          ii. Twenty of the top-ranked relatively smaller stocks are selected and collectively receive 50% of the total index weight (each smaller stock receives on average 2.5%). The twenty component stocks selected are the components with the best Model Score in that Sub-Group, except that any component stock that is currently included in the Food & Beverage Intellidex is not removed unless its Model Score falls below that of the twenty-fourth ranked stock in the Sub-Group.


The Food & Beverage Intellidex is adjusted quarterly and the Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the Food & Beverage Intellidex. The Adviser seeks a correlation of 0.95 or better between the Fund's performance and the performance of the Food & Beverage Intellidex; a figure of 1.00 would represent perfect correlation.


The Fund generally will invest in all of the stocks comprising the Food & Beverage Intellidex in proportion to their weightings in the Food & Beverage Intellidex. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Food & Beverage Intellidex as a whole. There may also be instances in which the Adviser may choose to overweight another stock in the Food & Beverage Intellidex, purchase securities not in the Food & Beverage Intellidex which the Adviser believes are appropriate to substitute for certain securities in the Food & Beverage Intellidex or utilize various combinations of other available investment techniques, in seeking to track accurately the Food & Beverage Intellidex. The Fund may sell stocks that are represented in the Food & Beverage Intellidex, in anticipation of their removal from the Food & Beverage Intellidex or purchase stocks not represented in the Food & Beverage Intellidex in anticipation of their addition to the Food & Beverage Intellidex.




PRINCIPAL RISKS OF INVESTING IN THE FUND


The following specific risk factors have been identified for the Fund. See also the section on Additional Risks for other risk factors.


MARKET TRADING RISK

Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on exchanges. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Food & Beverage Intellidex.

MARKET RISK


The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.


NON-CORRELATION RISK

The Fund's return may not match the return of the Food & Beverage Intellidex for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Food & Beverage Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Food & Beverage Intellidex.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Food & Beverage Intellidex, as would be the case if it purchased all of the stocks in the Food & Beverage Intellidex with the same weightings as the Food & Beverage Intellidex.

REPLICATION MANAGEMENT RISK


Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not sell a stock because the stock's issuer was in financial trouble unless that stock is removed from the Food & Beverage Intellidex.


FOOD AND BEVERAGE INDUSTRY CONCENTRATION RISK


The food and beverage industry is highly competitive and can be significantly affected by demographic and product trends, competitive pricing, food fads, marketing campaigns, environmental factors, government regulation, adverse changes in general economic conditions, evolving consumer preferences, nutritional and health-related concerns, federal, state and local food inspection and processing controls, consumer product liability claims, risks of product tampering and the availability and expense of liability insurance. Product recalls are sometimes required in the food and beverage industry to withdraw contaminated or mislabeled products from the market.

In addition, there are risks pertaining to raw materials and the suppliers of such raw materials that include changing market prices. The prices for raw materials fluctuate in response to a number of factors, including, but not limited to, changes in the U.S. Government farm support programs, changes in international agricultural and trading policies, weather and other conditions during the growing and harvesting seasons.


SMALL AND MEDIUM-SIZED COMPANY RISK

Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in more established companies. These companies' stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often smaller and medium capitalization companies and the industries in which they are focused are still evolving and, while this may offer better growth potential than larger, more established companies, it also may make them more sensitive to changing market conditions.

ISSUER-SPECIFIC CHANGES

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

THE FUND'S SHARES WILL CHANGE IN VALUE, AND YOU COULD LOSE MONEY BY INVESTING IN THE FUND. THE FUND MAY NOT ACHIEVE ITS OBJECTIVE. AN INVESTMENT IN THE FUND IS NOT A DEPOSIT WITH A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

HOW THE FUND HAS PERFORMED

The Fund has not yet commenced operations and therefore does not have a performance history.

WHAT ARE THE COSTS OF INVESTING?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.(1)


SHAREHOLDER TRANSACTION EXPENSES
(fees paid directly from your investments)
PURCHASES IN SUBSCRIPTION OFFERING                                                        2.00%*
PURCHASES SUBSEQUENT TO SUBSCRIPTION OFFERING(2),(3)                                      None**
* See "HOW TO BUY AND SELL SHARES -- Initial Subscription Offering" discussion below.
** See Creation Transaction Fees and Redemption Transaction Fees discussion below.
ANNUAL FUND OPERATING EXPENSES(4)
(expenses that are deducted from the Fund's assets)
Management Fees                                                                           0.50%
Distribution and Service (12b-1) Fees(5)                                                    --%
Other Expenses(6)                                                                         0.18%
Total Gross Annual Fund Operating Expenses                                                0.68%
Fee Waivers and Expense Reimbursements(7)                                                 0.05%
Total Net Annual Fund Operating Expenses                                                  0.63%



(1). The Fund had not commenced operations as of the date of this Prospectus. The expenses listed in the table are estimates based on the expenses the Fund expects to incur for the fiscal year ending April 30, 2005.

(2). When buying or selling Shares through a Broker, you will incur customary brokerage commissions and charges.

(3). If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard creation or redemption transaction fee will be charged.


(4). Expressed as a percentage of average net assets.

(5). The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund.

(6). The Adviser has entered into a license agreement with the AMEX to use the Dynamic Food & Beverage Intellidex(SM) Index. The Fund is entitled to use the Dynamic Food & Beverage Intellidex(SM) Index pursuant to a sub-licensing arrangement with the Adviser. The Fund reimburses the Adviser for the licensing fee up to 0.03% of net assets annually.

(7). Pursuant to the Investment Advisory Agreement with the Trust, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions, licensing fees, offering costs and other trading expenses, taxes, and extraordinary expenses) from exceeding 0.60% of average net assets per year, at least until April 30, 2006. The offering costs excluded from the 0.60% expense cap are: (a) legal fees pertaining to the Fund's Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Adviser have entered into an Excess Expense Agreement (the "Expense Agreement") effective October 4, 2004 applicable to the Fund, in which the Adviser is currently waiving its management fees and/or paying certain other operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below 0.60% (excluding the expenses set forth above) (the "Expense Cap"). Expenses borne by the Adviser are subject to reimbursement by the Fund up to five years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

* See "Creation Transaction Fees and Redemption Transacton Fees" below.


EXAMPLE


This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:



1 YEAR                                                   3 YEARS
----------------------------------------------------------------
$  268                                                   $   413


CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES


The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only broker dealers or large institutional investors with creation and redemption agreements and called Authorized Participants ("APs") can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $500 per transaction (regardless of the number of Creation Units involved). The value of a Creation Unit as of first creation was approximately $1,500,000. An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $500 for each redemption transaction (regardless of the number of Creation Units involved).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $1,500,000 and a 5% return each year, and assuming that the Fund's gross operating expenses remain the same, the total costs would be $11,420 if the Creation Unit is redeemed after one year, and $33,631 if the Creation Unit is redeemed after three years.

If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.


The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.

----------

* See "Creations, Redemptions and Transaction Fees" later in this Prospectus.

                     POWERSHARES DYNAMIC HARDWARE PORTFOLIO

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

INVESTMENT OBJECTIVE

The Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Dynamic Hardware Intellidex(SM) Index (the "Hardware Intellidex" or "Underlying Sector Intellidex").

PRINCIPAL INVESTMENT STRATEGIES


The Fund will normally invest at least 80% of its total assets in common stocks of hardware companies. The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Hardware Intellidex. The Adviser will seek to match the performance of the Underlying Sector Intellidex. The Hardware Intellidex is comprised of stocks of 30 U.S. hardware companies. These are companies that are principally engaged in the research, design, development, manufacture or distribution of products, processes or services that relate to currently available or experimental hardware technology within the computer industry. These companies may include, for example, companies that provide products or services such as personal computers, servers, work stations, mainframes, computer storage and peripherals, computer and office electronic and equipment wholesalers. Stocks are selected principally on the basis of their capital appreciation potential as identified by the AMEX (the "Intellidex Provider") pursuant to a proprietary Intellidex methodology. The 80% investment policy noted above is non-fundamental and requires 60 days' prior written notice to shareholders before it can be changed.


INTELLIDEX METHODOLOGY


The Intellidex methodology is designed to objectively identify those stocks within a particular market segment that have the greatest potential for capital appreciation. The methodology evaluates companies quarterly, based on a variety of criteria, including fundamental growth, stock valuation, investment timeliness and risk factors, and then ranks and sorts them based on their cumulative scores. Component stocks for the Hardware Intellidex are selected from among the companies with the highest-ranking cumulative score ("Model Score") within their respective sub-groups.


INDEX CONSTRUCTION


(1) Hardware stocks are selected from the 3,000 largest U.S. stocks (by market capitalization) traded on the NYSE, the AMEX and the NASDAQ and are ranked for investment potential using a proprietary AMEX Intellidex model.


(2) Within the Hardware sector, a defined number of the top-ranked larger and smaller stocks are selected for inclusion in the Hardware Intellidex. Selected stocks are equally weighted within their size Sub-Groups. The number of stocks selected is predetermined and is as follows:

     a.   Hardware includes 30 stocks and is divided as follows:

          i. Ten of the top-ranked relatively larger stocks are selected and collectively receive 50% of the total index weight (each larger stock receives on average 5.0%). The ten component stocks selected are the components with the best Model Score in the Sub-Group, except that any component stock which is currently included in the Hardware Intellidex is not removed unless its Model Score falls below that of the twelfth-ranked stock in the Sub-Group.

          ii. Twenty of the top-ranked relatively smaller stocks are selected and collectively receive 50% of the total index weight (each smaller stock receives on average 2.5%). The twenty component stocks selected are the components with the best Model Score in that Sub-Group, except that any component stock that is currently included in the Hardware Intellidex is not removed unless its Model Score falls below that of the twenty-fourth ranked stock in the Sub-Group.


The Hardware Intellidex is adjusted quarterly and the Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the Hardware Intellidex. The Adviser seeks a correlation of 0.95 or better between the Fund's performance and the performance of the Hardware Intellidex; a figure of 1.00 would represent perfect correlation.

The Fund generally will invest in all of the stocks comprising the Hardware Intellidex in proportion to their weightings in the Hardware Intellidex. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Hardware Intellidex as a whole. There may also be instances in which the Adviser may choose to overweight another stock in the Hardware Intellidex, purchase securities not in the Hardware Intellidex which the Adviser believes are appropriate to substitute for certain securities in the Hardware Intellidex or utilize various combinations of other available investment techniques, in seeking to track accurately the Hardware Intellidex. The Fund may sell stocks that are represented in the Hardware Intellidex, in anticipation of their removal from the Hardware Intellidex or purchase stocks not represented in the Hardware Intellidex in anticipation of their addition to the Hardware Intellidex.


PRINCIPAL RISKS OF INVESTING IN THE FUND


The following specific risk factors have been identified for the Fund. See also the section on Additional Risks for other risk factors.


MARKET TRADING RISK

Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on exchanges. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Hardware Intellidex.

MARKET RISK


The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.


NON-CORRELATION RISK

The Fund's return may not match the return of the Hardware Intellidex for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Hardware Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Hardware Intellidex.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Hardware Intellidex, as would be the case if it purchased all of the stocks in the Hardware Intellidex with the same weightings as the Hardware Intellidex.

REPLICATION MANAGEMENT RISK


Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not sell a stock because the stock's issuer was in financial trouble unless that stock is removed from the Hardware Intellidex.


HARDWARE INDUSTRY CONCENTRATION RISK


The hardware industry can be significantly affected by competitive pressures, aggressive pricing, technological developments, changing domestic demand and availability and price of components. The market for products produced by hardware companies is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of the industry participants depends in substantial part on the timely and successful introduction of new products. An unexpected change in one or more of the technologies affecting an issuer's products or in the market for products based on a particular technology could have a material adverse affect on a participant's operating results. Some key components of certain products of hardware companies are currently available only from single sources. There can be no assurance that in the future suppliers will be able to meet the demand for components in a timely and cost effective manner. Accordingly, a hardware company's operating results and customer relationships could be adversely affected by either an increase in price for, or an interruption or reduction in supply of, any key components.

Many hardware companies rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by hardware companies to protect their proprietary rights will be adequate to prevent misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such companies' technology.


ISSUER-SPECIFIC CHANGES

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

THE FUND'S SHARES WILL CHANGE IN VALUE, AND YOU COULD LOSE MONEY BY INVESTING IN THE FUND. THE FUND MAY NOT ACHIEVE ITS OBJECTIVE. AN INVESTMENT IN THE FUND IS NOT A DEPOSIT WITH A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

HOW THE FUND HAS PERFORMED

The Fund has not yet commenced operations and therefore does not have a performance history.

WHAT ARE THE COSTS OF INVESTING?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.(1)


SHAREHOLDER TRANSACTION EXPENSES
(fees paid directly from your investments)
PURCHASES IN SUBSCRIPTION OFFERING                                                        2.00%*
PURCHASES SUBSEQUENT TO SUBSCRIPTION OFFERING(2),(3)                                      None**
* See "HOW TO BUY AND SELL SHARES -- Initial Subscription Offering" discussion below.
** See Creation Transaction Fees and Redemption Transaction Fees discussion below.
ANNUAL FUND OPERATING EXPENSES(4)
(expenses that are deducted from the Fund's assets)
Management Fees                                                                           0.50%
Distribution and Service (12b-1) Fees(5)                                                    --%
Other Expenses(6)                                                                         0.18%
Total Gross Annual Fund Operating Expenses                                                0.68%
Fee Waivers and Expense Reimbursements(7)                                                 0.05%
Total Net Annual Fund Operating Expenses                                                  0.63%



(1). The Fund had not commenced operations as of the date of this Prospectus. The expenses listed in the table are estimates based on the expenses the Fund expects to incur for the fiscal year ending April 30, 2005.

(2). When buying or selling Shares through a Broker, you will incur customary brokerage commissions and charges.

(3). If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard creation or redemption transaction fee will be charged.


(4). Expressed as a percentage of average net assets.


(5). The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund.

(6). The Adviser has entered into a license agreement with the AMEX to use the Dynamic Hardware Intellidex(SM) Index. The Fund is entitled to use the Dynamic Hardware Intellidex(SM) Index pursuant to a sub-licensing arrangement with the Adviser. The Fund reimburses the Adviser for the licensing fee up to 0.03% of net assets annually.

(7). Pursuant to the Investment Advisory Agreement with the Trust, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions, licensing fees, offering costs and other trading expenses, taxes, and extraordinary expenses) from exceeding 0.60% of average net assets per year, at least until April 30, 2006. The offering costs excluded from the 0.60% expense cap are: (a) legal fees pertaining to the Fund's Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Adviser have entered into an Excess Expense Agreement (the "Expense Agreement") effective October 4, 2004 applicable to the Fund, in which the Adviser is currently waiving its management fees and/or paying certain other operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below 0.60% (excluding the expenses set forth above) (the "Expense Cap"). Expenses borne by the Adviser are subject to reimbursement by the Fund up to five years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

* See "Creation Transaction Fees and Redemption Transacton Fees" below.


EXAMPLE


This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:



1 YEAR                                                   3 YEARS
----------------------------------------------------------------
$  268                                                   $   413


CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES


The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only broker dealers or large institutional investors with creation and redemption agreements and called Authorized Participants ("APs") can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $500 per transaction (regardless of the number of Creation Units involved). The value of a Creation Unit as of first creation was approximately $1,500,000. An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $500 for each redemption transaction (regardless of the number of Creation Units involved).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $1,500,000 and a 5% return each year, and assuming that the Fund's gross operating expenses remain the same, the total costs would be $11,420 if the Creation Unit is redeemed after one year, and $33,631 if the Creation Unit is redeemed after three years.

If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.


The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.

----------

* See "Creations, Redemptions and Transaction Fees" later in this Prospectus.

           POWERSHARES DYNAMIC INTERNET SOFTWARE & SERVICES PORTFOLIO

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

INVESTMENT OBJECTIVE

The Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Dynamic Internet Software & Services Intellidex(SM) Index (the "Internet Software & Services Intellidex" or "Underlying Sector Intellidex").

PRINCIPAL INVESTMENT STRATEGIES


The Fund will normally invest at least 80% of its total assets in common stocks of internet software and services companies. The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Internet Software & Services Intellidex. The Adviser will seek to match the performance of the Underlying Sector Intellidex. The Internet Software & Services Intellidex is comprised of stocks of 30 U.S. internet software & services companies. These are companies that are principally engaged in the development and marketing of internet software and information-based services. These companies may include, for example, companies that develop and market online databases and interactive services, web address registration services, internet design services and companies that provide services for back-office automation such as providers of commercial electronic data processing and business process outsourcing services. Stocks are selected principally on the basis of their capital appreciation potential as identified by the AMEX (the "Intellidex Provider") pursuant to a proprietary Intellidex methodology. The 80% investment policy noted above is non-fundamental and requires 60 days' prior written notice to shareholders before it can be changed.


INTELLIDEX METHODOLOGY


The Intellidex methodology is designed to objectively identify those stocks within a particular market segment that have the greatest potential for capital appreciation. The methodology evaluates companies quarterly, based on a variety of criteria, including fundamental growth, stock valuation, investment timeliness and risk factors, and then ranks and sorts them based on their cumulative scores. Component stocks for the Internet Software & Services Intellidex are selected from among the companies with the highest-ranking cumulative score ("Model Score") within their respective sub-groups.


INDEX CONSTRUCTION


(1) Internet Software & Services stocks are selected from the 3,000 largest U.S. stocks (by market capitalization) traded on the NYSE, the AMEX and the NASDAQ and are ranked for investment potential using a proprietary AMEX Intellidex model.


(2) Within the Internet Software & Services sector, a defined number of the top-ranked larger and smaller stocks are selected for inclusion in the Internet Software & Services Intellidex. Selected stocks are equally weighted within their size Sub-Groups. The number of stocks selected is predetermined and is as follows:

     a. Internet Software & Services includes 30 stocks and is divided as follows:

          i. Ten of the top-ranked relatively larger stocks are selected and collectively receive 50% of the total index weight (each larger stock receives on average 5.0%). The ten component stocks selected are the components with the best

               Model Score in the Sub-Group, except that any component stock which is currently included in the Internet Software & Services Intellidex is not removed unless its Model Score falls below that of the twelfth ranked stock in the Sub-Group.

          ii. Twenty of the top-ranked relatively smaller stocks are selected and collectively receive 50% of the total index weight (each smaller stock receives on average 2.5%). The twenty component stocks selected are the components with the best Model Score in that Sub-Group, except that any component stock that is currently included in the Internet Software & Services Intellidex is not removed unless its Model Score falls below that of the twenty-fourth ranked stock in the Sub-Group.


The Internet Software & Services Intellidex is adjusted quarterly and the Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the Internet Software & Services Intellidex. The Adviser seeks a correlation of 0.95 or better between the Fund's performance and the performance of the Internet Software & Services Intellidex; a figure of 1.00 would represent perfect correlation.

The Fund generally will invest in all of the stocks comprising the Internet Software & Services Intellidex in proportion to their weightings in the Internet Software & Services Intellidex. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Internet Software & Services Intellidex as a whole. There may also be instances in which the Adviser may choose to overweight another stock in the Internet Software & Services Intellidex, purchase securities not in the Internet Software & Services Intellidex which the Adviser believes are appropriate to substitute for certain securities in the Internet Software & Services Intellidex or utilize various combinations of other available investment techniques, in seeking to track accurately the Internet Software & Services Intellidex. The Fund may sell stocks that are represented in the Internet Software & Services Intellidex, in anticipation of their removal from the Internet Software & Services Intellidex or purchase stocks not represented in the Internet Software & Services Intellidex in anticipation of their addition to the Internet Software & Services Intellidex.


PRINCIPAL RISKS OF INVESTING IN THE FUND


The following specific risk factors have been identified for the Fund. See also the section on Additional Risks for other risk factors.


MARKET TRADING RISK

Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on exchanges. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Internet Software & Services Intellidex.

MARKET RISK


The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.


NON-CORRELATION RISK

The Fund's return may not match the return of the Internet Software & Services Intellidex for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Internet Software & Services Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Internet Software & Services Intellidex.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Internet Software & Services Intellidex, as would be the case if it purchased all of the stocks in the Internet Software & Services Intellidex with the same weightings as the Internet Software & Services Intellidex.

REPLICATION MANAGEMENT RISK


Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not sell a stock because the stock's issuer was in financial trouble unless that stock is removed from the Internet Software & Services Intellidex.


INTERNET SOFTWARE AND SERVICES INDUSTRY CONCENTRATION RISK

The internet software and services industry can be significantly affected by competitive pressures, such as technological developments, fixed-rate pricing and the ability to attract and retain skilled employees, and the success of companies in the industry is subject to the continued demand for internet services. For example, as product cycles shorten and manufacturing capacity increases, these companies could become increasingly subject to aggressive pricing, which hampers profitability. Profitability can also be affected by changing domestic and international demand, research and development costs, availability and price of components and product obsolescence.


The market for these internet software products is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of internet software and services companies depends in substantial part on the timely and successful introduction of new products or services. An unexpected change in one or more of the technologies affecting a company's products or in the market for products based on a particular technology could have a material adverse effect on the company's operating results. Furthermore, there can be no assurance that the software and services companies will be able to respond in a timely manner to compete in the rapidly developing marketplace.

Based on trading history of common stock, factors such as announcements of new products or development of new technologies and general conditions of the industry have caused and are likely to cause the market price of high-technology common stocks to fluctuate substantially. In addition, technology company stocks have experienced extreme price and volume fluctuations that often have been unrelated to the operating performance of such companies.

Many software companies rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by software companies to protect their proprietary rights will be adequate to prevent misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such companies' technology.


SMALL AND MEDIUM-SIZED COMPANY RISK

Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in more established companies. These companies' stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often smaller and medium capitalization companies and the industries in which they are focused are still evolving and, while this may offer better growth potential than larger, more established companies, it also may make them more sensitive to changing market conditions.

ISSUER-SPECIFIC CHANGES

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

THE FUND'S SHARES WILL CHANGE IN VALUE, AND YOU COULD LOSE MONEY BY INVESTING IN THE FUND. THE FUND MAY NOT ACHIEVE ITS OBJECTIVE. AN INVESTMENT IN THE FUND IS NOT A DEPOSIT WITH A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

HOW THE FUND HAS PERFORMED

The Fund has not yet commenced operations and therefore does not have a performance history.

WHAT ARE THE COSTS OF INVESTING?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.(1)


SHAREHOLDER TRANSACTION EXPENSES
(fees paid directly from your investments)
PURCHASES IN SUBSCRIPTION OFFERING                                                        2.00%*
PURCHASES SUBSEQUENT TO SUBSCRIPTION OFFERING(2),(3)                                      None**
* See "HOW TO BUY AND SELL SHARES -- Initial Subscription Offering" discussion below.
** See Creation Transaction Fees and Redemption Transaction Fees discussion below.
ANNUAL FUND OPERATING EXPENSES(4)
(expenses that are deducted from the Fund's assets)
Management Fees                                                                           0.50%
Distribution and Service (12b-1) Fees(5)                                                    --%
Other Expenses(6)                                                                         0.18%
Total Gross Annual Fund Operating Expenses                                                0.68%
Fee Waivers and Expense Reimbursements(7)                                                 0.05%
Total Net Annual Fund Operating Expenses                                                  0.63%

(1). The Fund had not commenced operations as of the date of this Prospectus. The expenses listed in the table are estimates based on the expenses the Fund expects to incur for the fiscal year ending April 30, 2005.

(2). When buying or selling Shares through a Broker, you will incur customary brokerage commissions and charges.

(3). If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard creation or redemption transaction fee will be charged.


(4). Expressed as a percentage of average net assets.


(5). The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund.

(6). The Adviser has entered into a license agreement with the AMEX to use the Dynamic Internet Software & Services Intellidex(SM) Index. The Fund is entitled to use the Dynamic Internet Software & Services Intellidex(SM) Index pursuant to a sub-licensing arrangement with the Adviser. The Fund reimburses the Adviser for the licensing fee up to 0.03% of net assets annually.

(7). Pursuant to the Investment Advisory Agreement with the Trust, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions, licensing fees, offering costs and other trading expenses, taxes, and extraordinary expenses) from exceeding 0.60% of average net assets per year, at least until April 30, 2006. The offering costs excluded from the 0.60% expense cap are: (a) legal fees pertaining to the Fund's Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Adviser have entered into an Excess Expense Agreement (the "Expense Agreement") effective October 4, 2004 applicable to the Fund, in which the Adviser is currently waiving its management fees and/or paying certain other operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below 0.60% (excluding the expenses set forth above) (the "Expense Cap"). Expenses borne by the Adviser are subject to reimbursement by the Fund up to five years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

* See "Creation Transaction Fees and Redemption Transacton Fees" below.


EXAMPLE


This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 YEAR                                                   3 YEARS
----------------------------------------------------------------
$  268                                                   $   413


CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES


The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only broker dealers or large institutional investors with creation and redemption agreements and called Authorized Participants ("APs") can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $500 per transaction (regardless of the number of Creation Units involved). The value of a Creation Unit as of first creation was approximately $1,500,000. An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $500 for each redemption transaction (regardless of the number of Creation Units involved).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $1,500,000 and a 5% return each year, and assuming that the Fund's gross operating expenses remain the same, the total costs would be $11,420 if the Creation Unit is redeemed after one year, and $33,631 if the Creation Unit is redeemed after three years.

If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.


The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.

----------

* See "Creations, Redemptions and Transaction Fees" later in this Prospectus.

             POWERSHARES DYNAMIC LEISURE AND ENTERTAINMENT PORTFOLIO

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

INVESTMENT OBJECTIVE

The Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Dynamic Leisure and Entertainment Intellidex(SM) Index (the "Leisure and Entertainment Intellidex" or "Underlying Sector Intellidex").

PRINCIPAL INVESTMENT STRATEGIES


The Fund will normally invest at least 80% of its total assets in common stocks of leisure companies and entertainment companies. The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Leisure and Entertainment Intellidex. The Adviser will seek to match the performance of the Underlying Sector Intellidex. The Leisure and Entertainment Intellidex is comprised of stocks of 30 U.S. leisure and entertainment companies. These are companies that are principally engaged in the design, production or distribution of goods or services in the leisure and entertainment industries. These companies may include, for example, companies that provide goods or services, including television and radio broadcast or manufacture (including cable television); motion pictures and photography; recordings and musical instruments; publishing, including newspapers and magazines; sporting goods and camping and recreational equipment; toys and games, including video and other electronic games; amusement and theme parks; travel and travel-related services; leisure apparel or footwear; and owners and operators of sports arenas and gaming casinos, hotels and motels;. Stocks are selected principally on the basis of their capital appreciation potential as identified by the AMEX (the "Intellidex Provider") pursuant to a proprietary Intellidex methodology. The 80% investment policy noted above is non-fundamental and requires 60 days' prior written notice to shareholders before it can be changed.


INTELLIDEX METHODOLOGY


The Intellidex methodology is designed to objectively identify those stocks within a particular market segment that have the greatest potential for capital appreciation. The methodology evaluates companies quarterly, based on a variety of criteria, including fundamental growth, stock valuation, investment timeliness and risk factors, and then ranks and sorts them based on their cumulative scores. Component stocks for the Leisure and Entertainment Intellidex are selected from among the companies with the highest-ranking cumulative score ("Model Score") within their respective sub-groups.


INDEX CONSTRUCTION


(1) Leisure and Entertainment stocks are selected from the 3,000 largest U.S. stocks (by market capitalization) traded on the NYSE, the AMEX and the NASDAQ and are ranked for investment potential using a proprietary AMEX Intellidex model.


(2) Within the Leisure and Entertainment sector, a defined number of the top-ranked larger and smaller stocks are selected for inclusion in the Leisure and Entertainment Intellidex. Selected stocks are equally weighted within their size Sub-Groups. The number of stocks selected is predetermined and is as follows:

     a. Leisure and Entertainment includes 30 stocks and is divided as follows:

          i. Ten of the top-ranked relatively larger stocks are selected and collectively receive 50% of the total index weight (each larger stock receives on average 5.0%). The ten component stocks selected are the components with the best Model Score in the Sub-Group, except that any component stock which is currently included in the Leisure and Entertainment Intellidex is not removed unless its Model Score falls below that of the twelfth-ranked stock in the Sub-Group.

          ii. Twenty of the top-ranked relatively smaller stocks are selected and collectively receive 50% of the total index weight (each smaller stock receives on average 2.5%). The twenty component stocks selected are the components with the best Model Score in that Sub-Group, except that any component stock that is currently included in the Leisure and Entertainment Intellidex is not removed unless its Model Score falls below that of the twenty-fourth ranked stock in the Sub-Group.


The Leisure and Entertainment Intellidex is adjusted quarterly and the Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the Leisure and Entertainment Intellidex. The Adviser seeks a correlation of 0.95 or better between the Fund's performance and the performance of the Leisure and Entertainment Intellidex; a figure of 1.00 would represent perfect correlation.

The Fund generally will invest in all of the stocks comprising the Leisure and Entertainment Intellidex in proportion to their weightings in the Leisure and Entertainment Intellidex. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Leisure and Entertainment Intellidex as a whole. There may also be instances in which the Adviser may choose to overweight another stock in the Leisure and Entertainment Intellidex, purchase securities not in the Leisure and Entertainment Intellidex which the Adviser believes are appropriate to substitute for certain securities in the Leisure and Entertainment Intellidex or utilize various combinations of other available investment techniques, in seeking to track accurately the Leisure and Entertainment Intellidex. The Fund may sell stocks that are represented in the Leisure and Entertainment Intellidex, in anticipation of their removal from the Leisure and Entertainment Intellidex or purchase stocks not represented in the Leisure and Entertainment Intellidex in anticipation of their addition to the Leisure and Entertainment Intellidex.


PRINCIPAL RISKS OF INVESTING IN THE FUND


The following specific risk factors have been identified for the Fund. See also the section on Additional Risks for other risk factors.


MARKET TRADING RISK

Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on exchanges. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Leisure and Entertainment Intellidex.

MARKET RISK


The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.


NON-CORRELATION RISK

The Fund's return may not match the return of the Leisure and Entertainment Intellidex for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Leisure and Entertainment Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Leisure and Entertainment Intellidex.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Leisure and Entertainment Intellidex, as would be the case if it purchased all of the stocks in the Leisure and Entertainment Intellidex with the same weightings as the Leisure and Entertainment Intellidex.

REPLICATION MANAGEMENT RISK


Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not sell a stock because the stock's issuer was in financial trouble unless that stock is removed from the Leisure and Entertainment Intellidex.


LEISURE AND ENTERTAINMENT INDUSTRY CONCENTRATION RISK


Companies engaged in design, production, or distribution of goods or services for the leisure and entertainment industries (including sports arenas, amusement and theme parks, gaming casinos, sporting goods, camping and recreational equipment, toys and games, travel-related services, hotels and motels and fast food and other restaurants) may become obsolete quickly. Additionally, the leisure and entertainment industry can be significantly affected by several factors, including the performance of the overall economy, changing consumer tastes, intense competition, technological developments and government regulation.


SMALL AND MEDIUM-SIZED COMPANY RISK

Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in more established companies. These companies' stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often smaller and medium capitalization companies and the industries in which they are focused are still evolving and, while this may offer better growth potential than larger, more established companies, it also may make them more sensitive to changing market conditions.

ISSUER-SPECIFIC CHANGES

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

THE FUND'S SHARES WILL CHANGE IN VALUE, AND YOU COULD LOSE MONEY BY INVESTING IN THE FUND. THE FUND MAY NOT ACHIEVE ITS OBJECTIVE. AN INVESTMENT IN THE FUND IS NOT A DEPOSIT WITH A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

HOW THE FUND HAS PERFORMED

The Fund has not yet commenced operations and therefore does not have a performance history.

WHAT ARE THE COSTS OF INVESTING?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.(1)


SHAREHOLDER TRANSACTION EXPENSES
(fees paid directly from your investments)
PURCHASES IN SUBSCRIPTION OFFERING                                                        2.00%*
PURCHASES SUBSEQUENT TO SUBSCRIPTION OFFERING(2),(3)                                      None**
* See "HOW TO BUY AND SELL SHARES -- Initial Subscription Offering" discussion below.
** See Creation Transaction Fees and Redemption Transaction Fees discussion below.
ANNUAL FUND OPERATING EXPENSES(4)
(expenses that are deducted from the Fund's assets)
Management Fees                                                                           0.50%
Distribution and Service (12b-1) Fees(5)                                                    --%
Other Expenses(6)                                                                         0.18%
Total Gross Annual Fund Operating Expenses                                                0.68%
Fee Waivers and Expense Reimbursements(7)                                                 0.05%
Total Net Annual Fund Operating Expenses                                                  0.63%



(1). The Fund had not commenced operations as of the date of this Prospectus. The expenses listed in the table are estimates based on the expenses the Fund expects to incur for the fiscal year ending April 30, 2005.

(2). When buying or selling Shares through a Broker, you will incur customary brokerage commissions and charges.

(3). If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard creation or redemption transaction fee will be charged.


(4). Expressed as a percentage of average net assets.


(5). The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund.

(6). The Adviser has entered into a license agreement with the AMEX to use the Dynamic Leisure and Entertainment Intellidex(SM) Index. The Fund is entitled to use the Dynamic Leisure and

     Entertainment Intellidex(SM) Index pursuant to a sub-licensing arrangement with the Adviser. The Fund reimburses the Adviser for the licensing fee up to 0.03% of net assets annually.

(7). Pursuant to the Investment Advisory Agreement with the Trust, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions, licensing fees, offering costs and other trading expenses, taxes, and extraordinary expenses) from exceeding 0.60% of average net assets per year, at least until April 30, 2006. The offering costs excluded from the 0.60% expense cap are: (a) legal fees pertaining to the Fund's Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Adviser have entered into an Excess Expense Agreement (the "Expense Agreement") effective October 4, 2004 applicable to the Fund, in which the Adviser is currently waiving its management fees and/or paying certain other operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below 0.60% (excluding the expenses set forth above) (the "Expense Cap"). Expenses borne by the Adviser are subject to reimbursement by the Fund up to five years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

* See "Creation Transaction Fees and Redemption Transacton Fees" below.


EXAMPLE


This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:



1 YEAR                                                   3 YEARS
----------------------------------------------------------------
$  268                                                   $   413


CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES


The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only broker dealers or large institutional investors with creation and redemption agreements and called Authorized Participants ("APs") can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $500 per transaction (regardless of the number of Creation Units involved). The value of a Creation Unit as of first creation was approximately $1,500,000. An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $500 for each redemption transaction (regardless of the number of Creation Units involved).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $1,500,000 and a 5% return each year, and assuming that the Fund's gross operating expenses remain the same, the total costs would be $11,420 if

----------
* See "Creations, Redemptions and Transaction Fees" later in this Prospectus.

the Creation Unit is redeemed after one year, and $33,631 if the Creation Unit is redeemed after three years.

If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.


The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.

                       POWERSHARES DYNAMIC MEDIA PORTFOLIO

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

INVESTMENT OBJECTIVE

The Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Dynamic Media Intellidex(SM) Index (the "Media Intellidex" or "Underlying Sector Intellidex").

PRINCIPAL INVESTMENT STRATEGIES


The Fund will normally invest at least 80% of its total assets in common stocks of media companies. The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Media Intellidex. The Adviser will seek to match the performance of the Underlying Sector Intellidex. The Media Intellidex is comprised of stocks of 30 U.S. media companies. These are companies that are principally engaged in the development, production, sale and distribution of goods or services used in the media industry. These companies may include, for example, advertising, marketing and public relations companies; companies that own, operate, or broadcast free or pay television, radio or cable stations; theaters; film studios; publishers or sellers of newspapers, magazines, books or video products; printing, cable television and video companies and equipment providers; pay-per-view television companies; companies involved in emerging technologies for the broadcast and media industries; cellular communications companies; companies involved in the development, syndication, and transmission of television, movie programming, advertising and cellular communications; companies that distribute data-based information; and other companies involved in the ownership, operation, or development of media products or services. Stocks are selected principally on the basis of their capital appreciation potential as identified by the AMEX (the "Intellidex Provider") pursuant to a proprietary Intellidex methodology. The 80% investment policy noted above is non-fundamental and requires 60 days' prior written notice to shareholders before it can be changed.


INTELLIDEX METHODOLOGY


The Intellidex methodology is designed to objectively identify those stocks within a particular market segment that have the greatest potential for capital appreciation. The methodology evaluates companies quarterly, based on a variety of criteria, including fundamental growth, stock valuation, investment timeliness and risk factors, and then ranks and sorts them based on their cumulative scores. Component stocks for the Media Intellidex are selected from among the companies with the highest-ranking cumulative score ("Model Score") within their respective sub-groups.


INDEX CONSTRUCTION


(1) Media stocks are selected from the 3,000 largest U.S. stocks (by market capitalization) traded on the NYSE, the AMEX and the NASDAQ and are ranked for investment potential using a proprietary AMEX Intellidex model.


(2) Within the Media sector, a defined number of the top-ranked larger and smaller stocks are selected for inclusion in the Media Intellidex. Selected stocks are equally weighted within their size Sub-Groups. The number of stocks selected is predetermined and is as follows:

     a.   Media includes 30 stocks and is divided as follows:

          i. Ten of the top-ranked relatively larger stocks are selected and collectively receive 50% of the total index weight (each larger stock receives on average 5.0%). The ten component stocks selected are the components with the best Model Score in the Sub-Group, except that any component stock which is currently included in the Media Intellidex is not removed unless its Model Score falls below that of the twelfth-ranked stock in the Sub-Group.

          ii. Twenty of the top-ranked relatively smaller stocks are selected and collectively receive 50% of the total index weight (each smaller stock receives on average 2.5%). The twenty component stocks selected are the components with the best Model Score in that Sub-Group, except that any component stock that is currently included in the Media Intellidex is not removed unless its Model Score falls below that of the twenty-fourth ranked stock in the Sub-Group.


The Media Intellidex is adjusted quarterly and the Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the Media Intellidex. The Adviser seeks a correlation of 0.95 or better between the Fund's performance and the performance of the Media Intellidex; a figure of
1.00 would represent perfect correlation.

The Fund generally will invest in all of the stocks comprising the Media Intellidex in proportion to their weightings in the Media Intellidex. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Media Intellidex as a whole. There may also be instances in which the Adviser may choose to overweight another stock in the Media Intellidex, purchase securities not in the Media Intellidex which the Adviser believes are appropriate to substitute for certain securities in the Media Intellidex or utilize various combinations of other available investment techniques, in seeking to track accurately the Media Intellidex. The Fund may sell stocks that are represented in the Media Intellidex, in anticipation of their removal from the Media Intellidex or purchase stocks not represented in the Media Intellidex in anticipation of their addition to the Media Intellidex.


PRINCIPAL RISKS OF INVESTING IN THE FUND


The following specific risk factors have been identified for the Fund. See also the section on Additional Risks for other risk factors.


MARKET TRADING RISK

Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on exchanges. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Media Intellidex.

MARKET RISK


The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.


NON-CORRELATION RISK

The Fund's return may not match the return of the Media Intellidex for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Media Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Media Intellidex.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Media Intellidex, as would be the case if it purchased all of the stocks in the Media Intellidex with the same weightings as the Media Intellidex.

REPLICATION MANAGEMENT RISK


Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not sell a stock because the stock's issuer was in financial trouble unless that stock is removed from the Media Intellidex.


MEDIA INDUSTRY CONCENTRATION RISK


Companies engaged in design, production or distribution of goods or services for the media industries (including television or radio broadcasting or manufacturing, publishing, recordings and musical instruments, motion pictures and photography) may become obsolete quickly. Media companies are subject to risks which include cyclicality of revenues and earnings, a decrease in the discretionary income of targeted individuals, changing consumer tastes and interests, fierce competition in the industry and the potential for increased government regulation. Media company revenues are dependent in large part on advertising spending. A weakening general economy or a shift from online to other forms of advertising may lead to a reduction in discretionary spending on online advertising. Additionally, companies engaged in the media industry can be significantly affected by federal deregulation of cable and broadcasting, competitive pressures and government regulation.


SMALL AND MEDIUM-SIZED COMPANY RISK

Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in more established companies. These companies' stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often smaller and medium capitalization companies and the industries in which they are focused are still evolving and, while this may offer better growth potential than larger, more established companies, it also may make them more sensitive to changing market conditions.

ISSUER-SPECIFIC CHANGES

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

THE FUND'S SHARES WILL CHANGE IN VALUE, AND YOU COULD LOSE MONEY BY INVESTING IN THE FUND. THE FUND MAY NOT ACHIEVE ITS OBJECTIVE. AN INVESTMENT IN THE FUND IS NOT A DEPOSIT WITH A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

HOW THE FUND HAS PERFORMED

The Fund has not yet commenced operations and therefore does not have a performance history.

WHAT ARE THE COSTS OF INVESTING?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.(1)


SHAREHOLDER TRANSACTION EXPENSES
(fees paid directly from your investments)
PURCHASES IN SUBSCRIPTION OFFERING                                                        2.00%*
PURCHASES SUBSEQUENT TO SUBSCRIPTION OFFERING(2),(3)                                      None**
* See "HOW TO BUY AND SELL SHARES -- Initial Subscription Offering" discussion below.
** See Creation Transaction Fees and Redemption Transaction Fees discussion below.
ANNUAL FUND OPERATING EXPENSES(4)
(expenses that are deducted from the Fund's assets)
Management Fees                                                                           0.50%
Distribution and Service (12b-1) Fees(5)                                                    --%
Other Expenses(6)                                                                         0.18%
Total Gross Annual Fund Operating Expenses                                                0.68%
Fee Waivers and Expense Reimbursements(7)                                                 0.05%
Total Net Annual Fund Operating Expenses                                                  0.63%



(1). The Fund had not commenced operations as of the date of this Prospectus. The expenses listed in the table are estimates based on the expenses the Fund expects to incur for the fiscal year ending April 30, 2005.

(2). When buying or selling Shares through a Broker, you will incur customary brokerage commissions and charges.

(3). If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard creation or redemption transaction fee will be charged.


(4). Expressed as a percentage of average net assets.


(5). The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund.

(6). The Adviser has entered into a license agreement with the AMEX to use the Dynamic Media Intellidex(SM) Index. The Fund is entitled to use the Dynamic Media Intellidex(SM) Index pursuant to a sub-licensing arrangement with the Adviser. The Fund reimburses the Adviser for the licensing fee up to 0.03% of net assets annually.

(7). Pursuant to the Investment Advisory Agreement with the Trust, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions, licensing fees, offering costs and other trading expenses, taxes, and extraordinary expenses) from exceeding 0.60% of average net assets per year, at least until April 30, 2006. The offering costs excluded from the 0.60% expense cap are: (a) legal fees pertaining to the Fund's Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Adviser have entered into an Excess Expense Agreement (the "Expense Agreement") effective October 4, 2004 applicable to the Fund, in which the Adviser is currently waiving its management fees and/or paying certain other operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below 0.60% (excluding the expenses set forth above) (the "Expense Cap"). Expenses borne by the Adviser are subject to reimbursement by the Fund up to five years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

* See "Creation Transaction Fees and Redemption Transacton Fees" below.


EXAMPLE


This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:



1 YEAR                                                   3 YEARS
----------------------------------------------------------------
$  268                                                   $   413


CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES


The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only broker dealers or large institutional investors with creation and redemption agreements and called Authorized Participants ("APs") can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $500 per transaction (regardless of the number of Creation Units involved). The value of a Creation Unit as of first creation was approximately $1,500,000. An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $500 for each redemption transaction (regardless of the number of Creation Units involved).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $1,500,000 and a 5% return each year, and assuming that the Fund's gross operating expenses remain the same, the total costs would be $11,420 if the Creation Unit is redeemed after one year, and $33,631 if the Creation Unit is redeemed after three years.

If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

----------
* See "Creations, Redemptions and Transaction Fees" later in this Prospectus.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.

                    POWERSHARES DYNAMIC NETWORKING PORTFOLIO

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

INVESTMENT OBJECTIVE

The Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Dynamic Networking Intellidex(SM) Index (the "Networking Intellidex" or "Underlying Sector Intellidex").

PRINCIPAL INVESTMENT STRATEGIES


The Fund will normally invest at least 80% of its total assets in common stocks of networking companies. The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Networking Intellidex. The Adviser will seek to match the performance of the Underlying Sector Intellidex. The Networking Intellidex is comprised of stocks of 30 U.S. networking companies. These are companies that are principally engaged in the development, manufacture, sale or distribution of products, services or technologies that support the flow of electronic information, including voice, data, images and commercial transactions. These companies may include, for example, providers of telecommunications and networking equipment, data storage, systems software, internet hardware including servers, routers, switches and related equipment, systems for data encryption and security, internet services including hosting and commercial exchanges, fiber optics, satellites, cable equipment and other companies involved in supporting the flow of information. Stocks are selected principally on the basis of their capital appreciation potential as identified by the AMEX (the "Intellidex Provider") pursuant to a proprietary Intellidex methodology. The 80% investment policy noted above is non-fundamental and requires 60 days' prior written notice to shareholders before it can be changed.


INTELLIDEX METHODOLOGY


The Intellidex methodology is designed to objectively identify those stocks within a particular market segment that have the greatest potential for capital appreciation. The methodology evaluates companies quarterly, based on a variety of criteria, including fundamental growth, stock valuation, investment timeliness and risk factors, and then ranks and sorts them based on their cumulative scores. Component stocks for the Networking Intellidex are selected from among the companies with the highest-ranking cumulative score ("Model Score") within their respective sub-groups.


INDEX CONSTRUCTION


(1) Networking stocks are selected from the 3,000 largest U.S. stocks (by market capitalization) traded on the NYSE, the AMEX and the NASDAQ and are ranked for investment potential using a proprietary AMEX Intellidex model.


(2) Within the Networking sector, a defined number of the top-ranked larger and smaller stocks are selected for inclusion in the Networking Intellidex. Selected stocks are equally weighted within their size Sub-Groups. The number of stocks selected is predetermined and is as follows:

     a.   Networking includes 30 stocks and is divided as follows:

          i. Ten of the top-ranked relatively larger stocks are selected and collectively receive 50% of the total index weight (each larger stock receives on average 5.0%). The ten component stocks selected are the components with the best

               Model Score in the Sub-Group, except that any component stock which is currently included in the Networking Intellidex is not removed unless its Model Score falls below that of the twelfth-ranked stock in the Sub-Group.

          ii. Twenty of the top-ranked relatively smaller stocks are selected and collectively receive 50% of the total index weight (each smaller stock receives on average 2.5%). The twenty component stocks selected are the components with the best Model Score in that Sub-Group, except that any component stock that is currently included in the Networking Intellidex is not removed unless its Model Score falls below that of the twenty-fourth ranked stock in the Sub-Group.


The Networking Intellidex is adjusted quarterly and the Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the Networking Intellidex. The Adviser seeks a correlation of
0.95 or better between the Fund's performance and the performance of the Networking Intellidex; a figure of 1.00 would represent perfect correlation.

The Fund generally will invest in all of the stocks comprising the Networking Intellidex in proportion to their weightings in the Networking Intellidex. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Networking Intellidex as a whole. There may also be instances in which the Adviser may choose to overweight another stock in the Networking Intellidex, purchase securities not in the Networking Intellidex which the Adviser believes are appropriate to substitute for certain securities in the Networking Intellidex or utilize various combinations of other available investment techniques, in seeking to track accurately the Networking Intellidex. The Fund may sell stocks that are represented in the Networking Intellidex, in anticipation of their removal from the Networking Intellidex or purchase stocks not represented in the Networking Intellidex in anticipation of their addition to the Networking Intellidex.


PRINCIPAL RISKS OF INVESTING IN THE FUND


The following specific risk factors have been identified for the Fund. See also the section on Additional Risks for other risk factors.


MARKET TRADING RISK

Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on exchanges. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Networking Intellidex.

MARKET RISK


The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.


NON-CORRELATION RISK

The Fund's return may not match the return of the Networking Intellidex for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Networking Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Networking Intellidex.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Networking Intellidex, as would be the case if it purchased all of the stocks in the Networking Intellidex with the same weightings as the Networking Intellidex.

REPLICATION MANAGEMENT RISK


Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not sell a stock because the stock's issuer was in financial trouble unless that stock is removed from the Networking Intellidex.


NETWORKING INDUSTRY CONCENTRATION RISK


The networking industry is rapidly evolving and can be significantly affected by corporate capital expenditure trends, competitive pressures such as the ability to attract and retain skilled employees and obsolescence due to rapid technological innovation or changing consumer preferences.

The market for these network products is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of network companies depends in substantial part on the timely and successful introduction of new products or services. An unexpected change in one or more of the technologies affecting a company's products or in the market for products based on a particular technology could have a material adverse affect on the company's operating results. Furthermore, there can be no assurance that the network companies will be able to respond in a timely manner to compete in the rapidly developing marketplace.

Many network companies rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by network companies to protect their proprietary rights will be adequate to prevent misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such companies' technology. The networking industry is characterized by the existence of a large number of patents and frequent claims and related litigation regarding patent, trade secret and other intellectual property rights.


SMALL AND MEDIUM-SIZED COMPANY RISK

Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in more established companies. These companies' stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often smaller and medium capitalization companies and the industries in which they are focused are still evolving and, while this may offer better growth potential than larger, more established companies, it also may make them more sensitive to changing market conditions.

ISSUER-SPECIFIC CHANGES

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

THE FUND'S SHARES WILL CHANGE IN VALUE, AND YOU COULD LOSE MONEY BY INVESTING IN THE FUND. THE FUND MAY NOT ACHIEVE ITS OBJECTIVE. AN INVESTMENT IN THE FUND IS NOT A DEPOSIT WITH A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

HOW THE FUND HAS PERFORMED

The Fund has not yet commenced operations and therefore does not have a performance history.

WHAT ARE THE COSTS OF INVESTING?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.(1)


SHAREHOLDER TRANSACTION EXPENSES
(fees paid directly from your investments)
PURCHASES IN SUBSCRIPTION OFFERING                                                        2.00%*
PURCHASES SUBSEQUENT TO SUBSCRIPTION OFFERING(2),(3)                                      None**
* See "HOW TO BUY AND SELL SHARES -- Initial Subscription Offering" discussion below.
** See Creation Transaction Fees and Redemption Transaction Fees discussion below.
ANNUAL FUND OPERATING EXPENSES(4)
(expenses that are deducted from the Fund's assets)
Management Fees                                                                           0.50%
Distribution and Service (12b-1) Fees(5)                                                    --%
Other Expenses(6)                                                                         0.18%
Total Gross Annual Fund Operating Expenses                                                0.68%
Fee Waivers and Expense Reimbursements(7)                                                 0.05%
Total Net Annual Fund Operating Expenses                                                  0.63%



(1). The Fund had not commenced operations as of the date of this Prospectus. The expenses listed in the table are estimates based on the expenses the Fund expects to incur for the fiscal year ending April 30, 2005.

(2). When buying or selling Shares through a Broker, you will incur customary brokerage commissions and charges.

(3). If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard creation or redemption transaction fee will be charged.


(4). Expressed as a percentage of average net assets.


(5). The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund.

(6). The Adviser has entered into a license agreement with the AMEX to use the Dynamic Networking Intellidex(SM) Index.

     The Fund is entitled to use the Dynamic Networking Intellidex(SM) Index pursuant to a sub-licensing arrangement with the Adviser. The Fund reimburses the Adviser for the licensing fee up to 0.03% of net assets annually.

(7). Pursuant to the Investment Advisory Agreement with the Trust, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions, licensing fees, offering costs and other trading expenses, taxes, and extraordinary expenses) from exceeding 0.60% of average net assets per year, at least until April 30, 2006. The offering costs excluded from the 0.60% expense cap are: (a) legal fees pertaining to the Fund's Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Adviser have entered into an Excess Expense Agreement (the "Expense Agreement") effective October 4, 2004 applicable to the Fund, in which the Adviser is currently waiving its management fees and/or paying certain other operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below 0.60% (excluding the expenses set forth above) (the "Expense Cap"). Expenses borne by the Adviser are subject to reimbursement by the Fund up to five years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

* See "Creation Transaction Fees and Redemption Transacton Fees" below.


EXAMPLE


This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:



1 YEAR                                                                   3 YEARS
--------------------------------------------------------------------------------
$  268                                                                   $   413


CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES


The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only broker dealers or large institutional investors with creation and redemption agreements and called Authorized Participants ("APs") can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $500 per transaction (regardless of the number of Creation Units involved). The value of a Creation Unit as of first creation was approximately $1,500,000. An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $500 for each redemption transaction (regardless of the number of Creation Units involved).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $1,500,000 and a 5% return each year, and assuming that the Fund's gross operating expenses remain the same, the total costs would be $11,420 if

----------
* See "Creations, Redemptions and Transaction Fees" later in this Prospectus.

the Creation Unit is redeemed after one year, and $33,631 if the Creation Unit is redeemed after three years.

If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.


The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.

                  POWERSHARES DYNAMIC PHARMACEUTICALS PORTFOLIO

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

INVESTMENT OBJECTIVE

The Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Dynamic Pharmaceuticals Intellidex(SM) Index (the "Dynamic Pharmaceuticals Intellidex" or "Underlying Sector Intellidex").

PRINCIPAL INVESTMENT STRATEGIES


The Fund will normally invest at least 80% of its total assets in common stocks of pharmaceutical companies. The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Pharmaceuticals Intellidex. The Adviser will seek to match the performance of the Underlying Sector Intellidex. The Pharmaceuticals Intellidex is comprised of stocks of 30 U.S. pharmaceuticals companies. These are companies that are principally engaged in the research, development, manufacture, sale or distribution of pharmaceuticals and drugs of all types. These companies may include, for example, pharmaceutical companies and other companies involved in the research, development, manufacture, sale or distribution of drugs, including companies that facilitate the testing or regulatory approval of drugs. Stocks are selected principally on the basis of their capital appreciation potential as identified by the AMEX (the "Intellidex Provider") pursuant to a proprietary Intellidex methodology. The 80% investment policy noted above is non-fundamental and requires 60 days' prior written notice to shareholders before it can be changed.


INTELLIDEX METHODOLOGY

The Intellidex methodology is designed to objectively identify those stocks within a particular market segment that have the greatest potential for capital appreciation. The methodology evaluates companies quarterly, based on a variety of criteria, including fundamental growth, stock valuation, investment timeliness and risk factors, and then ranks and sorts them based on their cumulative scores. Component stocks for the Pharmaceuticals Intellidex are selected from among the companies with the highest-ranking cumulative score ("Model Score") within their respective sub-groups.

INDEX CONSTRUCTION


(1) Pharmaceuticals stocks are selected from the 3,000 largest U.S. stocks (by market capitalization) traded on the NYSE, the AMEX and the NASDAQ and are ranked for investment potential using a proprietary AMEX Intellidex model.


(2) Within the Pharmaceuticals sector, a defined number of the top-ranked larger and smaller stocks are selected for inclusion in the Pharmaceuticals Intellidex. Selected stocks are equally weighted within their size Sub-Groups. The number of stocks selected is predetermined and is as follows:

     a.   Pharmaceuticals includes 30 stocks and is divided as follows:

          i. Ten of the top-ranked relatively larger stocks are selected and collectively receive 50% of the total index weight (each larger stock receives on average 5.0%). The ten component stocks selected are the components with the best Model Score in the Sub-Group, except that any component stock which is currently included in the Pharmaceuticals Intellidex is not removed unless its Model Score falls below that of the twelfth-ranked stock in the Sub-Group.

          ii. Twenty of the top-ranked relatively smaller stocks are selected and collectively receive 50% of the total index weight (each smaller stock receives on average 2.5%). The twenty component stocks selected are the components with the best Model Score in that Sub-Group, except that any component stock that is currently included in the Pharmaceuticals Intellidex is not removed unless its Model Score falls below that of the twenty-fourth ranked stock in the Sub-Group.


The Pharmaceuticals Intellidex is adjusted quarterly and the Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the Pharmaceuticals Intellidex. The Adviser seeks a correlation of 0.95 or better between the Fund's performance and the performance of the Pharmaceuticals Intellidex; a figure of 1.00 would represent perfect correlation.


The Fund generally will invest in all of the stocks comprising the Pharmaceuticals Intellidex in proportion to their weightings in the Pharmaceuticals Intellidex. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Pharmaceuticals Intellidex as a whole. There may also be instances in which the Adviser may choose to overweight another stock in the Pharmaceuticals Intellidex, purchase securities not in the Pharmaceuticals Intellidex which the Adviser believes are appropriate to substitute for certain securities in the Pharmaceuticals Intellidex or utilize various combinations of other available investment techniques, in seeking to track accurately the Pharmaceuticals Intellidex. The Fund may sell stocks that are represented in the Pharmaceuticals Intellidex, in anticipation of their removal from the Pharmaceuticals Intellidex or purchase stocks not represented in the Pharmaceuticals Intellidex in anticipation of their addition to the Pharmaceuticals Intellidex.




PRINCIPAL RISKS OF INVESTING IN THE FUND


The following specific risk factors have been identified for the Fund. See also the section on Additional Risks for other risk factors.


MARKET TRADING RISK

Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on exchanges. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Pharmaceuticals Intellidex.

MARKET RISK


The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.


NON-CORRELATION RISK

The Fund's return may not match the return of the Pharmaceuticals Intellidex for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Pharmaceuticals Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Pharmaceuticals Intellidex.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Pharmaceuticals Intellidex, as would be the case if it purchased all of the stocks in the Pharmaceuticals Intellidex with the same weightings as the Pharmaceuticals Intellidex.

REPLICATION MANAGEMENT RISK


Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not sell a stock because the stock's issuer was in financial trouble unless that stock is removed from the Pharmaceuticals Intellidex.


PHARMACEUTICALS INDUSTRY CONCENTRATION RISK


The pharmaceuticals industry can be significantly affected by government approval of products and services, government regulation and reimbursement rates, product liability claims, patent expirations and protection and intense competition.

Substantially all pharmaceutical products are subject to regulation by the Food and Drug Administration (the "FDA"). The research, design, testing, manufacturing, labeling, marketing, distribution and advertising of pharmaceutical products are subject to extensive regulation by governmental authorities in the United States and other countries. The FDA and foreign regulatory agencies require pharmaceutical companies to comply with an array of manufacturing and design controls and testing, quality control, storage and documentation procedures. Manufacturing and sales of pharmaceutical products outside the United States are also subject to foreign regulatory requirements that vary from country to country. The approval process for pharmaceutical products in the United States and abroad can be lengthy, expensive and require extensive preclinical and clinical trials. As a result, pharmaceutical companies may expend substantial resources in developing and testing a new product but fail to obtain the necessary approvals or clearances to market or manufacture the products on a timely basis or at all. Failure to comply with applicable domestic and/or foreign requirements can result in: fines or other enforcement actions, recall or seizure of products, total or partial suspension of production, withdrawal of existing product approvals or clearances, refusal to approve or clear new applications or notifications, increased quality control costs, or criminal prosecution. The pharmaceutical industry is also subject to federal, state, local and foreign laws and regulations governing the protection of the environment and occupational health and safety, including laws regulating air emissions, wastewater discharges, the management and disposal of hazardous materials and wastes, and the health and safety of employees. Pharmaceutical companies are also required to obtain permits from governmental authorities for certain operations. Violation or failure to comply with these laws or regulations or failure to obtain these permits could result in fines, penalties or other sanctions.

Pharmaceutical companies are exposed to significant potential product liability risks that are inherent in the development, manufacturing and marketing of human therapeutic products. Product liability claims could delay or prevent completion of companies' clinical development programs as well as result in FDA investigations of the safety and effectiveness of companies' products, manufacturing processes and facilities or our marketing programs.

Pharmaceutical companies depend on rapidly identifying and seeking patent protection for their discoveries. The process of obtaining patent protection is expensive and time consuming. Furthermore, there can be no assurance that the steps taken by pharmaceutical companies to protect their proprietary rights will be adequate to prevent misappropriation of their proprietary rights or that competitors will not independently develop products that are substantially equivalent or superior to such companies' products.

Pharmaceutical companies also rely on trade secrets, know-how and technology, which are not protected by patents, to maintain our competitive position. If any trade secret, know-how or other technology not protected by a patent were to be disclosed to or independently developed by a competitor, that company's business and financial condition could be materially adversely affected.


SMALL AND MEDIUM-SIZED COMPANY RISK

Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in more established companies. These companies' stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often smaller and medium capitalization companies and the industries in which they are focused are still evolving and, while this may offer better growth potential than larger, more established companies, it also may make them more sensitive to changing market conditions.

ISSUER-SPECIFIC CHANGES

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

THE FUND'S SHARES WILL CHANGE IN VALUE, AND YOU COULD LOSE MONEY BY INVESTING IN THE FUND. THE FUND MAY NOT ACHIEVE ITS OBJECTIVE. AN INVESTMENT IN THE FUND IS NOT A DEPOSIT WITH A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

HOW THE FUND HAS PERFORMED

The Fund has not yet commenced operations and therefore does not have a performance history.

WHAT ARE THE COSTS OF INVESTING?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.(1)


SHAREHOLDER TRANSACTION EXPENSES
(fees paid directly from your investments)
PURCHASES IN SUBSCRIPTION OFFERING                                                        2.00%*
PURCHASES SUBSEQUENT TO SUBSCRIPTION OFFERING(2),(3)                                      None**
* See "HOW TO BUY AND SELL SHARES -- Initial Subscription Offering" discussion below.
** See Creation Transaction Fees and Redemption Transaction Fees discussion below.
ANNUAL FUND OPERATING EXPENSES(4)
(expenses that are deducted from the Fund's assets)
Management Fees                                                                           0.50%
Distribution and Service (12b-1) Fees(5)                                                    --%
Other Expenses(6)                                                                         0.18%
Total Gross Annual Fund Operating Expenses                                                0.68%
Fee Waivers and Expense Reimbursements(7)                                                 0.05%
Total Net Annual Fund Operating Expenses                                                  0.63%

(1). The Fund had not commenced operations as of the date of this Prospectus. The expenses listed in the table are estimates based on the expenses the Fund expects to incur for the fiscal year ending April 30, 2005.

(2). When buying or selling Shares through a Broker, you will incur customary brokerage commissions and charges.

(3). If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard creation or redemption transaction fee will be charged.


(4). Expressed as a percentage of average net assets.


(5). The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund.

(6). The Adviser has entered into a license agreement with the AMEX to use the Dynamic Pharmaceuticals Intellidex(SM) Index. The Fund is entitled to use the Dynamic Pharmaceuticals Intellidex(SM) Index pursuant to a sub-licensing arrangement with the Adviser. The Fund reimburses the Adviser for the licensing fee up to 0.03% of net assets annually.

(7). Pursuant to the Investment Advisory Agreement with the Trust, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions, licensing fees, offering costs and other trading expenses, taxes, and extraordinary expenses) from exceeding 0.60% of average net assets per year, at least until April 30, 2006. The offering costs excluded from the 0.60% expense cap are: (a) legal fees pertaining to the Fund's Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Adviser have entered into an Excess Expense Agreement (the "Expense Agreement") effective October 4, 2004 applicable to the Fund, in which the Adviser is currently waiving its management fees and/or paying certain other operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below 0.60% (excluding the expenses set forth above) (the "Expense Cap"). Expenses borne by the Adviser are subject to reimbursement by the Fund up to five years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

* See "Creation Transaction Fees and Redemption Transacton Fees" below.


EXAMPLE


This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 YEAR                                                                   3 YEARS
--------------------------------------------------------------------------------
$  268                                                                   $   413


CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES


The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only broker dealers or large institutional investors with creation and redemption agreements and called Authorized Participants ("APs") can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $500 per transaction (regardless of the number of Creation Units involved). The value of a Creation Unit as of first creation was approximately $1,500,000. An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $500 for each redemption transaction (regardless of the number of Creation Units involved).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $1,500,000 and a 5% return each year, and assuming that the Fund's gross operating expenses remain the same, the total costs would be $11,420 if the Creation Unit is redeemed after one year, and $33,631 if the Creation Unit is redeemed after three years.

If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.


The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.

----------

* See "Creations, Redemptions and Transaction Fees" later in this Prospectus.

                  POWERSHARES DYNAMIC SEMICONDUCTORS PORTFOLIO

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

INVESTMENT OBJECTIVE

The Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Dynamic Semiconductors Intellidex(SM) Index (the "Semiconductors Intellidex" or "Underlying Sector Intellidex").

PRINCIPAL INVESTMENT STRATEGIES


The Fund will normally invest at least 80% of its total assets in common stocks of semiconductor companies. The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Semiconductors Intellidex. The Adviser will seek to match the performance of the Underlying Sector Intellidex. The Semiconductors Intellidex is comprised of stocks of 30 U.S. semiconductors companies. These are companies that are principally engaged in the manufacture of semiconductors. These companies may include, for example, companies involved in all aspects of the electronics business and in new technologies or specialty areas, including advanced design and manufacturing technologies, and lasers and electro-optics. Stocks are selected principally on the basis of their capital appreciation potential as identified by the AMEX (the "Intellidex Provider") pursuant to a proprietary Intellidex methodology. The 80% investment policy noted above is non-fundamental and requires 60 days' prior written notice to shareholders before it can be changed.


INTELLIDEX METHODOLOGY


The Intellidex methodology is designed to objectively identify those stocks within a particular market segment that have the greatest potential for capital appreciation. The methodology evaluates companies quarterly, based on a variety of criteria, including fundamental growth, stock valuation, investment timeliness and risk factors, and then ranks and sorts them based on their cumulative scores. Component stocks for the Semiconductors Intellidex are selected from among the companies with the highest-ranking cumulative score ("Model Score") within their respective sub-groups.


INDEX CONSTRUCTION


(1) Semiconductors stocks are selected from the 3,000 largest U.S. stocks (by market capitalization) traded on the NYSE, the AMEX and the NASDAQ and are ranked for investment potential using a proprietary AMEX Intellidex model.


(2) Within the Semiconductors sector, a defined number of the top-ranked larger and smaller stocks are selected for inclusion in the Semiconductors Intellidex. Selected stocks are equally weighted within their size Sub-Groups. The number of stocks selected is predetermined and is as follows:

     a.   Semiconductors includes 30 stocks and is divided as follows:

          i. Ten of the top-ranked relatively larger stocks are selected and collectively receive 50% of the total index weight (each larger stock receives on average 5.0%). The ten component stocks selected are the components with the best Model Score in the Sub-Group, except that any component stock which is currently included in the Semiconductors Intellidex is not removed unless its Model Score falls below that of the twelfth ranked stock in the Sub-Group.

          ii. Twenty of the top-ranked relatively smaller stocks are selected and collectively receive 50% of the total index weight (each smaller stock receives on average 2.5%). The twenty component stocks selected are the components with the best Model Score in that Sub-Group, except that any component stock that is currently included in the Semiconductors Intellidex is not removed unless its Model Score falls below that of the twenty-fourth ranked stock in the Sub-Group.


The Semiconductors Intellidex is adjusted quarterly and the Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the Semiconductors Intellidex. The Adviser seeks a correlation of
0.95 or better between the Fund's performance and the performance of the Semiconductors Intellidex; a figure of 1.00 would represent perfect correlation.

The Fund generally will invest in all of the stocks comprising the Semiconductors Intellidex in proportion to their weightings in the Semiconductors Intellidex. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Semiconductors Intellidex as a whole. There may also be instances in which the Adviser may choose to overweight another stock in the Semiconductors Intellidex, purchase securities not in the Semiconductors Intellidex which the Adviser believes are appropriate to substitute for certain securities in the Semiconductors Intellidex or utilize various combinations of other available investment techniques, in seeking to track accurately the Semiconductors Intellidex. The Fund may sell stocks that are represented in the Semiconductors Intellidex, in anticipation of their removal from the Semiconductors Intellidex or purchase stocks not represented in the Semiconductors Intellidex in anticipation of their addition to the Semiconductors Intellidex.


PRINCIPAL RISKS OF INVESTING IN THE FUND


The following specific risk factors have been identified for the Fund. See also the section on Additional Risks for other risk factors.


MARKET TRADING RISK

Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on exchanges. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Semiconductors Intellidex.

MARKET RISK


The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.


NON-CORRELATION RISK

The Fund's return may not match the return of the Semiconductors Intellidex for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Semiconductors Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Semiconductors Intellidex.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the

Semiconductors Intellidex, as would be the case if it purchased all of the stocks in the Semiconductors Intellidex with the same weightings as the Semiconductors Intellidex.

REPLICATION MANAGEMENT RISK


Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not sell a stock because the stock's issuer was in financial trouble unless that stock is removed from the Semiconductors Intellidex.


SEMICONDUCTORS INDUSTRY CONCENTRATION RISK

The semiconductors industry can be significantly affected by competitive pressures, intense competition, aggressive pricing, technological developments, changing demand, research and development costs, availability and price of components and product obsolescence.


The semiconductor industry is characterized by rapid technological change, cyclical market patterns, significant price erosion, periods of over-capacity and production shortages, changing demand, variations in manufacturing costs and yields and significant expenditures for capital equipment and product development.

The semiconductor industry has from time to time experienced depressed business conditions. In the past, business conditions in this industry have rapidly changed from periods of strong demand to periods of weak demand. Any future downturn in the industry could harm the business and operating results of semiconductor companies.

Semiconductor design and process methodologies are subject to rapid technological change requiring large expenditures for research and development in order to improve product performance and increase manufacturing yields. Current technology is likely to become obsolete at some point in the future.

The success of semiconductor companies largely depends on their ability to obtain and maintain protection of certain proprietary technologies used in their principal products. Semiconductor companies rely on a combination of patents, trade secret laws and contractual provisions to protect our technologies. Competitors may independently develop technologies that are as good as or better than ours, and absent patent protection, we would be unable to stop their use of such independently developed technologies. The process of seeking patent protection can be long and expensive. In addition, the semiconductor industry in general is characterized by frequent litigation regarding patent and other intellectual property rights. This may require semiconductor companies to defend against assertions of intellectual property infringement or misappropriation raised by competitors.


SMALL AND MEDIUM-SIZED COMPANY RISK

Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in more established companies. These companies' stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often smaller and medium capitalization companies and the industries in which they are focused are still evolving and, while this may offer better growth potential than larger, more established companies, it also may make them more sensitive to changing market conditions.

ISSUER-SPECIFIC CHANGES

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

THE FUND'S SHARES WILL CHANGE IN VALUE, AND YOU COULD LOSE MONEY BY INVESTING IN THE FUND. THE FUND MAY NOT ACHIEVE ITS OBJECTIVE. AN INVESTMENT IN THE FUND IS NOT A DEPOSIT WITH A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

HOW THE FUND HAS PERFORMED

The Fund has not yet commenced operations and therefore does not have a performance history.

WHAT ARE THE COSTS OF INVESTING?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.(1)


SHAREHOLDER TRANSACTION EXPENSES
(fees paid directly from your investments)
PURCHASES IN SUBSCRIPTION OFFERING                                                        2.00%*
PURCHASES SUBSEQUENT TO SUBSCRIPTION OFFERING(2),(3)                                      None**
* See "HOW TO BUY AND SELL SHARES -- Initial Subscription Offering" discussion below.
** See Creation Transaction Fees and Redemption Transaction Fees discussion below.
ANNUAL FUND OPERATING EXPENSES(4)
(expenses that are deducted from the Fund's assets)
Management Fees                                                                           0.50%
Distribution and Service (12b-1) Fees(5)                                                    --%
Other Expenses(6)                                                                         0.18%
Total Gross Annual Fund Operating Expenses                                                0.68%
Fee Waivers and Expense Reimbursements(7)                                                 0.05%
Total Net Annual Fund Operating Expenses                                                  0.63%



(1). The Fund had not commenced operations as of the date of this Prospectus. The expenses listed in the table are estimates based on the expenses the Fund expects to incur for the fiscal year ending April 30, 2005.

(2). When buying or selling Shares through a Broker, you will incur customary brokerage commissions and charges.

(3). If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard creation or redemption transaction fee will be charged.

(4). Expressed as a percentage of average net assets.

(5). The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund.

(6). The Adviser has entered into a license agreement with the AMEX to use the Dynamic Semiconductors Intellidex(SM) Index. The Fund is entitled to use the Dynamic Semiconductors Intellidex(SM) Index pursuant to a sub-licensing arrangement with the Adviser. The Fund reimburses the Adviser for the licensing fee up to 0.03% of net assets annually.

(7). Pursuant to the Investment Advisory Agreement with the Trust, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions, licensing fees, offering costs and other trading expenses, taxes, and extraordinary expenses) from exceeding 0.60% of average net assets per year, at least until April 30, 2006. The offering costs excluded from the 0.60% expense cap are: (a) legal fees pertaining to the Fund's Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Adviser have entered into an Excess Expense Agreement (the "Expense Agreement") effective October 4, 2004 applicable to the Fund, in which the Adviser is currently waiving its management fees and/or paying certain other operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below 0.60% (excluding the expenses set forth above) (the "Expense Cap"). Expenses borne by the Adviser are subject to reimbursement by the Fund up to five years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

* See "Creation Transaction Fees and Redemption Transacton Fees" below.


EXAMPLE


This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:



1 YEAR                                                                   3 YEARS
--------------------------------------------------------------------------------
$  268                                                                   $   413


CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES


The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only broker dealers or large institutional investors with creation and redemption agreements and called Authorized Participants ("APs") can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $500 per transaction (regardless of the number of Creation Units involved). The value of a Creation Unit as of first creation was approximately $1,500,000. An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $500 for each redemption transaction (regardless of the number of Creation Units involved).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $1,500,000 and a 5% return each year, and assuming that the Fund's gross operating expenses remain the same, the total costs would be $11,420 if the Creation Unit is redeemed after one year, and $33,631 if the Creation Unit is redeemed after three years.

If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.


The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.

----------

* See "Creations, Redemptions and Transaction Fees" later in this Prospectus.

                     POWERSHARES DYNAMIC SOFTWARE PORTFOLIO

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

INVESTMENT OBJECTIVE

The Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Dynamic Software Intellidex(SM) Index (the "Software Intellidex" or "Underlying Sector Intellidex").

PRINCIPAL INVESTMENT STRATEGIES


The Fund will normally invest at least 80% of its total assets in common stocks of software companies. The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Software Intellidex. The Adviser will seek to match the performance of the Underlying Sector Intellidex. The Software Intellidex is comprised of stocks of 30 U.S. software companies. These are companies that are principally engaged in the research, design, production or distribution of products or processes that relate to software applications and systems and information-based services. These companies may include, for example, companies that design products such as systems-level software (to run the basic functions of a computer) or applications software (for one type of work) for general use or use by certain industries or groups; companies that provide communications software; and companies that provide time-sharing services, internet software and home entertainment software. Stocks are selected principally on the basis of their capital appreciation potential as identified by the AMEX (the "Intellidex Provider") pursuant to a proprietary Intellidex methodology. The 80% investment policy noted above is non-fundamental and requires 60 days' prior written notice to shareholders before it can be changed.


INTELLIDEX METHODOLOGY


The Intellidex methodology is designed to objectively identify those stocks within a particular market segment that have the greatest potential for capital appreciation. The methodology evaluates companies quarterly, based on a variety of criteria, including fundamental growth, stock valuation, investment timeliness and risk factors, and then ranks and sorts them based on their cumulative scores. Component stocks for the Software Intellidex are selected from among the companies with the highest-ranking cumulative score ("Model Score") within their respective sub-groups.


INDEX CONSTRUCTION


(1) Software stocks are selected from the 3,000 largest U.S. stocks (by market capitalization) traded on the NYSE, the AMEX and the NASDAQ and are ranked for investment potential using a proprietary AMEX Intellidex model.


(2) Within the Software sector, a defined number of the top-ranked larger and smaller stocks are selected for inclusion in the Software Intellidex. Selected stocks are equally weighted within their size Sub-Groups. The number of stocks selected is predetermined and is as follows:

     a.   Software includes 30 stocks and is divided as follows:

          i. Ten of the top-ranked relatively larger stocks are selected and collectively receive 50% of the total index weight (each larger stock receives on average 5.0%). The ten component stocks selected are the components with the best Model Score in the Sub-Group, except that any component stock which is currently included in the Software Intellidex is not removed unless its Model Score falls below that of the twelfth-ranked stock in the Sub-Group.

          ii. Twenty of the top-ranked relatively smaller stocks are selected and collectively receive 50% of the total index weight (each smaller stock receives on average 2.5%). The twenty component stocks selected are the components with the best Model Score in that Sub-Group, except that any component stock that is currently included in the Software Intellidex is not removed unless its Model Score falls below that of the twenty-fourth ranked stock in the Sub-Group.


The Software Intellidex is adjusted quarterly and the Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the Software Intellidex. The Adviser seeks a correlation of 0.95 or better between the Fund's performance and the performance of the Software Intellidex; a figure of 1.00 would represent perfect correlation.

The Fund generally will invest in all of the stocks comprising the Software Intellidex in proportion to their weightings in the Software Intellidex. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Software Intellidex as a whole. There may also be instances in which the Adviser may choose to overweight another stock in the Software Intellidex, purchase securities not in the Software Intellidex which the Adviser believes are appropriate to substitute for certain securities in the Software Intellidex or utilize various combinations of other available investment techniques, in seeking to track accurately the Software Intellidex. The Fund may sell stocks that are represented in the Software Intellidex, in anticipation of their removal from the Software Intellidex or purchase stocks not represented in the Software Intellidex in anticipation of their addition to the Software Intellidex.


PRINCIPAL RISKS OF INVESTING IN THE FUND


The following specific risk factors have been identified for the Fund. See also the section on Additional Risks for other risk factors.


MARKET TRADING RISK

Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on exchanges. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Software Intellidex.

MARKET RISK


The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.


NON-CORRELATION RISK

The Fund's return may not match the return of the Software Intellidex for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Software Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Software Intellidex.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Software Intellidex, as would be the case if it purchased all of the stocks in the Software Intellidex with the same weightings as the Software Intellidex.

REPLICATION MANAGEMENT RISK

Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not sell a stock because the stock's issuer was in financial trouble unless that stock is removed from the Software Intellidex.

SOFTWARE INDUSTRY CONCENTRATION RISK


The software industry can be significantly affected by competitive pressures, such as technological developments, fixed-rate pricing and the ability to attract and retain skilled employees, and the success of companies in the industry is subject to the continued demand for internet services. For example, as product cycles shorten and manufacturing capacity increases, these companies could become increasingly subject to aggressive pricing, which hampers profitability. Profitability can also be affected by changing domestic and international demand, research and development costs, availability and price of components and product obsolescence.

The market for software products is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of software and services companies depends in substantial part on the timely and successful introduction of new products. An unexpected change in one or more of the technologies affecting a company's products or in the market for products based on a particular technology could have a material adverse affect on the company's operating results. Furthermore, there can be no assurance that the software companies will be able to respond in a timely manner to compete in the rapidly developing marketplace.

Many software companies rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by software companies to protect their proprietary rights will be adequate to prevent misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such companies' technology.


SMALL AND MEDIUM-SIZED COMPANY RISK

Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in more established companies. These companies' stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often smaller and medium capitalization companies and the industries in which they are focused are still evolving and, while this may offer better growth potential than larger, more established companies, it also may make them more sensitive to changing market conditions.

ISSUER-SPECIFIC CHANGES

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

THE FUND'S SHARES WILL CHANGE IN VALUE, AND YOU COULD LOSE MONEY BY INVESTING IN THE FUND. THE FUND MAY NOT ACHIEVE ITS OBJECTIVE. AN INVESTMENT IN THE FUND IS NOT A DEPOSIT WITH A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

HOW THE FUND HAS PERFORMED

The Fund has not yet commenced operations and therefore does not have a performance history.

WHAT ARE THE COSTS OF INVESTING?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.(1)


SHAREHOLDER TRANSACTION EXPENSES
(fees paid directly from your investments)
PURCHASES IN SUBSCRIPTION OFFERING                                                        2.00%*
PURCHASES SUBSEQUENT TO SUBSCRIPTION OFFERING(2),(3)                                      None**
* See "HOW TO BUY AND SELL SHARES -- Initial Subscription Offering" discussion below.
** See Creation Transaction Fees and Redemption Transaction Fees discussion below.
ANNUAL FUND OPERATING EXPENSES(4)
(expenses that are deducted from the Fund's assets)
Management Fees                                                                           0.50%
Distribution and Service (12b-1) Fees(5)                                                    --%
Other Expenses(6)                                                                         0.18%
Total Gross Annual Fund Operating Expenses                                                0.68%
Fee Waivers and Expense Reimbursements(7)                                                 0.05%
Total Net Annual Fund Operating Expenses                                                  0.63%



(1). The Fund had not commenced operations as of the date of this Prospectus. The expenses listed in the table are estimates based on the expenses the Fund expects to incur for the fiscal year ending April 30, 2005.

(2). When buying or selling Shares through a Broker, you will incur customary brokerage commissions and charges.

(3). If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard creation or redemption transaction fee will be charged.


(4). Expressed as a percentage of average net assets.

(5). The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund.

(6). The Adviser has entered into a license agreement with the AMEX to use the Dynamic Software Intellidex(SM) Index. The Fund is entitled to use the Dynamic Software Intellidex(SM) Index pursuant to a sub-licensing arrangement with the Adviser. The Fund reimburses the Adviser for the licensing fee up to 0.03% of net assets annually.

(7). Pursuant to the Investment Advisory Agreement with the Trust, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions, licensing fees, offering costs and other trading expenses, taxes, and extraordinary expenses) from exceeding 0.60% of average net assets per year, at least until April 30, 2006. The offering costs excluded from the 0.60% expense cap are: (a) legal fees pertaining to the Fund's Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Adviser have entered into an Excess Expense Agreement (the "Expense Agreement") effective October 4, 2004 applicable to the Fund, in which the Adviser is currently waiving its management fees and/or paying certain other operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below 0.60% (excluding the expenses set forth above) (the "Expense Cap"). Expenses borne by the Adviser are subject to reimbursement by the Fund up to five years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

* See "Creation Transaction Fees and Redemption Transacton Fees" below.


EXAMPLE


This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:



1 YEAR                                                                   3 YEARS
--------------------------------------------------------------------------------
$  268                                                                   $   413


CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES


The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only broker dealers or large institutional investors with creation and redemption agreements and called Authorized Participants ("APs") can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $500 per transaction (regardless of the number of Creation Units involved). The value of a Creation Unit as of first creation was approximately $1,500,000. An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $500 for each redemption transaction (regardless of the number of Creation Units involved).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $1,500,000 and a 5% return each year, and assuming that the Fund's gross operating expenses remain the same, the total costs would be $11,420 if the Creation Unit is redeemed after one year, and $33,631 if the Creation Unit is redeemed after three years.

If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.


The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.

----------
* See "Creations, Redemptions and Transaction Fees" later in this Prospectus.

            POWERSHARES DYNAMIC TELECOMMUNICATIONS SERVICES PORTFOLIO

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

INVESTMENT OBJECTIVE

The Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Dynamic Telecommunications Services Intellidex(SM) Index (the
"Telecommunications Services Intellidex" or "Underlying Sector Intellidex").

PRINCIPAL INVESTMENT STRATEGIES


The Fund will normally invest at least 80% of its total assets in common stocks of telecommunications services companies. The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Telecommunications Services Intellidex. The Adviser will seek to match the performance of the Underlying Sector Intellidex. The Telecommunications Services Intellidex is comprised of stocks of 30 U.S. telecommunications services companies. These are companies that are principally engaged in the development, manufacture or sale of diversified communications services or communications equipment. These companies may include, for example, companies that provide traditional local and long-distance telephone service or equipment; companies that provide cellular, paging and local and wide area product networks or equipment; companies that provide satellite, microwave and cable television or equipment; and providers of communications and high-density data transmission services primarily through new technologies such as fiber optics, semiconductors and data transmission. Stocks are selected principally on the basis of their capital appreciation potential as identified by the AMEX (the "Intellidex Provider") pursuant to a proprietary Intellidex methodology. The 80% investment policy noted above is non-fundamental and requires 60 days' prior written notice to shareholders before it can be changed.


INTELLIDEX METHODOLOGY

The Intellidex methodology is designed to objectively identify those stocks within a particular market segment that have the greatest potential for capital appreciation. The methodology evaluates companies quarterly, based on a variety of criteria, including fundamental growth, stock valuation, investment timeliness and risk factors, and then ranks and sorts them based on their cumulative scores. Component stocks for the Telecommunications Services Intellidex are selected from among the companies with the highest-ranking cumulative score ("Model Score") within their respective sub-groups.

INDEX CONSTRUCTION


(1) Telecommunications Services stocks are selected from the 3,000 largest U.S. stocks (by market capitalization) traded on the NYSE, the AMEX and the NASDAQ and are ranked for investment potential using a proprietary AMEX Intellidex model.


(2) Within the Telecommunications Services sector, a defined number of the top-ranked larger and smaller stocks are selected for inclusion in the Telecommunications Services Intellidex. Selected stocks are equally weighted within their size Sub-Groups. The number of stocks selected is predetermined and is as follows:

     a. Telecommunications Services includes 30 stocks and is divided as follows:

          i. Ten of the top-ranked relatively larger stocks are selected and collectively receive 50% of the total index weight (each larger stock receives on average

               5.0%). The ten component stocks selected are the components with the best Model Score in the Sub-Group, except that any component stock which is currently included in the Telecommunications Services Intellidex is not removed unless its Model Score falls below that of the twelfth-ranked stock in the Sub-Group.

          ii. Twenty of the top-ranked relatively smaller stocks are selected and collectively receive 50% of the total index weight (each smaller stock receives on average 2.5%). The twenty component stocks selected are the components with the best Model Score in that Sub-Group, except that any component stock that is currently included in the Telecommunications Services Intellidex is not removed unless its Model Score falls below that of the twenty-fourth ranked stock in the Sub-Group.


The Telecommunications Services Intellidex is adjusted quarterly and the Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the Telecommunications Services Intellidex. The Adviser seeks a correlation of 0.95 or better between the Fund's performance and the performance of the Telecommunications Services Intellidex; a figure of 1.00 would represent perfect correlation.

The Fund generally will invest in all of the stocks comprising the Telecommunications Services Intellidex in proportion to their weightings in the Telecommunications Services Intellidex. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Telecommunications Services Intellidex as a whole. There may also be instances in which the Adviser may choose to overweight another stock in the Telecommunications Services Intellidex, purchase securities not in the Telecommunications Services Intellidex which the Adviser believes are appropriate to substitute for certain securities in the Telecommunications Services Intellidex or utilize various combinations of other available investment techniques, in seeking to track accurately the Telecommunications Services Intellidex. The Fund may sell stocks that are represented in the Telecommunications Services Intellidex, in anticipation of their removal from the Telecommunications Services Intellidex or purchase stocks not represented in the Telecommunications Services Intellidex in anticipation of their addition to the Telecommunications Services Intellidex.


PRINCIPAL RISKS OF INVESTING IN THE FUND


The following specific risk factors have been identified for the Fund. See also the section on Additional Risks for other risk factors.


MARKET TRADING RISK

Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on exchanges. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Telecommunications Services Intellidex.

MARKET RISK


The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.


NON-CORRELATION RISK

The Fund's return may not match the return of the Telecommunications Services Intellidex for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Telecommunications Services Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Telecommunications Services Intellidex.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Telecommunications Services Intellidex, as would be the case if it purchased all of the stocks in the Telecommunications Services Intellidex with the same weightings as the Telecommunications Services Intellidex.

REPLICATION MANAGEMENT RISK


Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not sell a stock because the stock's issuer was in financial trouble unless that stock is removed from the Telecommunications Services Intellidex.


TELECOMMUNICATIONS INDUSTRY CONCENTRATION RISK

The telecommunications industry can be significantly affected by the failure to obtain, or delays in obtaining, financing or regulatory approval, intense competition, product compatibility, consumer preferences, corporate capital expenditure, rapid obsolescence and research and development of new products.


The telecommunications industry is subject to extensive regulation at the federal, state and local levels. The costs of complying with this regulation, delays or failures to receive required regulatory approvals or the enactment of new, adverse regulatory requirements may adversely affect the business of telecommunications companies.

Companies in traditional telecommunications services also face competition or potential competition with numerous alternative technologies, including, in particular, wireless communications. The wireless telecommunications industry is experiencing significant technological change. Wireless carriers are improving the capacity and quality of digital wireless technology, and are also expected to continue to reduce the prices for their services. In addition, the wireless communications industry is highly competitive, and this competition may cause the prices for wireless products and services to decline in the future. Further, there has been a recent trend in the wireless communications industry towards consolidation of wireless service providers through joint ventures, reorganizations, and acquisitions. This consolidation, over time, may lead to larger and better capitalized competitors.

The telecommunications industry is subject to rapid and significant changes in technology that are evidenced by the increasing pace of technological upgrades, evolving industry standards, the availability of new radio frequency spectrum allocations for wireless services, ongoing improvements in the capacity and quality of digital technology, shorter development cycles for new products and enhancements, developments in emerging wireless transmission technologies, and changes in customer requirements and preferences. The success of the industry participants depends in substantial part on the timely and successful introduction of new products.


SMALL AND MEDIUM-SIZED COMPANY RISK

Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in more established companies. These companies' stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often smaller and medium capitalization companies and the industries in which they are focused are still evolving and, while this may offer better growth potential than larger, more established companies, it also may make them more sensitive to changing market conditions.

ISSUER-SPECIFIC CHANGES

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

THE FUND'S SHARES WILL CHANGE IN VALUE, AND YOU COULD LOSE MONEY BY INVESTING IN THE FUND. THE FUND MAY NOT ACHIEVE ITS OBJECTIVE. AN INVESTMENT IN THE FUND IS NOT A DEPOSIT WITH A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

HOW THE FUND HAS PERFORMED

The Fund has not yet commenced operations and therefore does not have a performance history.

WHAT ARE THE COSTS OF INVESTING?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.(1)


SHAREHOLDER TRANSACTION EXPENSES
(fees paid directly from your investments)
PURCHASES IN SUBSCRIPTION OFFERING                                                        2.00%*
PURCHASES SUBSEQUENT TO SUBSCRIPTION OFFERING(2),(3)                                      None**
* See "HOW TO BUY AND SELL SHARES -- Initial Subscription Offering" discussion below.
** See Creation Transaction Fees and Redemption Transaction Fees discussion below.
ANNUAL FUND OPERATING EXPENSES(4)
(expenses that are deducted from the Fund's assets)
Management Fees                                                                           0.50%
Distribution and Service (12b-1) Fees(5)                                                    --%
Other Expenses(6)                                                                         0.18%
Total Gross Annual Fund Operating Expenses                                                0.68%
Fee Waivers and Expense Reimbursements(7)                                                 0.05%
Total Net Annual Fund Operating Expenses                                                  0.63%

(1). The Fund had not commenced operations as of the date of this Prospectus. The expenses listed in the table are estimates based on the expenses the Fund expects to incur for the fiscal year ending April 30, 2005.

(2). When buying or selling Shares through a Broker, you will incur customary brokerage commissions and charges.

(3). If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard creation or redemption transaction fee will be charged.


(4). Expressed as a percentage of average net assets.


(5). The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund.

(6). The Adviser has entered into a license agreement with the AMEX to use the Dynamic Telecommunications Services Intellidex(SM) Index. The Fund is entitled to use the Dynamic Telecommunications Services Intellidex(SM) Index pursuant to a sub-licensing arrangement with the Adviser. The Fund reimburses the Adviser for the licensing fee up to 0.03% of net assets annually.

(7). Pursuant to the Investment Advisory Agreement with the Trust, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions, licensing fees, offering costs and other trading expenses, taxes, and extraordinary expenses) from exceeding 0.60% of average net assets per year, at least until April 30, 2006. The offering costs excluded from the 0.60% expense cap are: (a) legal fees pertaining to the Fund's Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Adviser have entered into an Excess Expense Agreement (the "Expense Agreement") effective October 4, 2004 applicable to the Fund, in which the Adviser is currently waiving its management fees and/or paying certain other operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below 0.60% (excluding the expenses set forth above) (the "Expense Cap"). Expenses borne by the Adviser are subject to reimbursement by the Fund up to five years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

* See "Creation Transaction Fees and Redemption Transacton Fees" below.


EXAMPLE


This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:



1 YEAR                                                                   3 YEARS
--------------------------------------------------------------------------------
$  268                                                                   $   413


CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES


The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only broker dealers or large institutional investors with creation and redemption agreements and called Authorized Participants ("APs") can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $500 per transaction (regardless of the number of Creation Units involved). The value of a Creation Unit as of first creation was approximately $1,500,000. An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $500 for each redemption transaction (regardless of the number of Creation Units involved).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $1,500,000 and a 5% return each year, and assuming that the Fund's gross operating expenses remain the same, the total costs would be $11,420 if the Creation Unit is redeemed after one year, and $33,631 if the Creation Unit is redeemed after three years.

If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.


The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.


----------
* See "Creations, Redemptions and Transaction Fees" later in this Prospectus.

                     POWERSHARES DYNAMIC WIRELESS PORTFOLIO

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

INVESTMENT OBJECTIVE

The Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Dynamic Wireless Intellidex(SM) Index (the "Wireless Intellidex" or "Underlying Sector Intellidex").

PRINCIPAL INVESTMENT STRATEGIES


The Fund will normally invest at least 80% of its total assets in common stocks of wireless companies. The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Wireless Intellidex. The Adviser will seek to match the performance of the Underlying Sector Intellidex. The Wireless Intellidex is comprised of stocks of 30 U.S. wireless companies. These are companies that are principally engaged in activities relating to cellular or wireless telecommunications services or products. These companies may include, for example, companies involved in cellular communications, paging, mobile radio, wireless LANs, microwave transmission, personal communications devices and networks and related software. Stocks are selected principally on the basis of their capital appreciation potential as identified by the AMEX (the "Intellidex Provider") pursuant to a proprietary Intellidex methodology. The 80% investment policy noted above is non-fundamental and requires 60 days' prior written notice to shareholders before it can be changed.


INTELLIDEX METHODOLOGY

The Intellidex methodology is designed to objectively identify those stocks within a particular market segment that have the greatest potential for capital appreciation. The methodology evaluates companies quarterly, based on a variety of criteria including fundamental growth, stock valuation, investment timeliness and risk factors, and then ranks and sorts them based on their cumulative scores. Component stocks for the Wireless Intellidex are selected from among the companies with the highest-ranking cumulative score ("Model Score") within their respective sub-groups.

INDEX CONSTRUCTION


(1) Wireless stocks are selected from the 3,000 largest U.S. stocks (by market capitalization) traded on the NYSE, the AMEX and the NASDAQ and are ranked for investment potential using a proprietary AMEX Intellidex model.


(2) Within the Wireless sector, a defined number of the top-ranked larger and smaller stocks are selected for inclusion in the Index. Selected stocks are equally weighted within their size Sub-Groups. The number of stocks selected is predetermined and is as follows:

     a.   Wireless includes 30 stocks and is divided as follows:

          i. Ten of the top-ranked relatively larger stocks are selected and collectively receive 50% of the total index weight (each larger stock receives on average 5.0%). The ten component stocks selected are the components with the best Model Score in the Sub-Group, except that any component stock which is currently included in the Wireless Intellidex is not removed unless its Model Score falls below that of the twelfth-ranked stock in the Sub-Group.

          ii. Twenty of the top-ranked relatively smaller stocks are selected and collectively receive 50% of the total index weight (each smaller stock receives on average 2.5%). The twenty component stocks selected are the components with the best Model Score in that Sub-Group, except that any component stock that is currently included in the Wireless Intellidex is not removed unless its Model Score falls below that of the twenty-fourth ranked stock in the Sub-Group.


The Wireless Intellidex is adjusted quarterly and the Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the Wireless Intellidex. The Adviser seeks a correlation of 0.95 or better between the Fund's performance and the performance of the Wireless Intellidex; a figure of 1.00 would represent perfect correlation.

The Fund generally will invest in all of the stocks comprising the Wireless Intellidex in proportion to their weightings in the Wireless Intellidex. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Wireless Intellidex as a whole. There may also be instances in which the Adviser may choose to overweight another stock in the Wireless Intellidex, purchase securities not in the Wireless Intellidex which the Adviser believes are appropriate to substitute for certain securities in the Wireless Intellidex or utilize various combinations of other available investment techniques, in seeking to track accurately the Wireless Intellidex. The Fund may sell stocks that are represented in the Wireless Intellidex, in anticipation of their removal from the Wireless Intellidex or purchase stocks not represented in the Wireless Intellidex in anticipation of their addition to the Wireless Intellidex.


PRINCIPAL RISKS OF INVESTING IN THE FUND


The following specific risk factors have been identified for the Fund. See also the section on Additional Risks for other risk factors.


MARKET TRADING RISK

Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on exchanges. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Wireless Services Intellidex.

MARKET RISK


The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.


NON-CORRELATION RISK

The Fund's return may not match the return of the Wireless Intellidex for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Wireless Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Wireless Intellidex.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Wireless

Intellidex, as would be the case if it purchased all of the stocks in the Wireless Intellidex with the same weightings as the Wireless Intellidex.

REPLICATION MANAGEMENT RISK


Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not sell a stock because the stock's issuer was in financial trouble unless that stock is removed from the Wireless Intellidex.


WIRELESS INDUSTRY CONCENTRATION RISK

The wireless industry can be significantly affected by failure or delays in obtaining financing or regulatory approval, intense competition, product incompatibility, changing consumer preferences and rapid obsolescence. Wireless network operators can also face significant capital expenditures to build networks of critical mass and can carry heavy debt burdens from financings.


The wireless industry is highly competitive. Competition has caused, and may continue to cause, the market prices for two-way wireless products and services to decline. If prices for wireless services continue to decline, it could adversely affect the business and financial condition of wireless companies. The wireless telecommunications industry is experiencing significant and rapid technological change, as evidenced by the increasing pace of digital upgrades in existing analog wireless systems, evolving industry standards, ongoing improvements in the capacity and quality of digital technology, shorter development cycles for new products and enhancements and changes in end-user requirements and preferences. Technological advances and industry changes could lead to rapid obsolescence for some industry participants.

The wireless industry is subject to increasing government regulation. The Federal Communications Commission regulates many aspects of the wireless industry, including the licensing, construction, interconnection, operation, acquisition, and sale of wireless systems. State and local regulatory authorities, to a lesser extent, also regulate aspects of the wireless industry. In addition, the Federal Aviation Administration regulates aspects of construction, marking, and lighting of communications towers on which companies place wireless transmitters. Changes in legislation and regulations governing wireless activities, wireless carriers, failure by industry participants to comply with applicable regulations could have an adverse effect on their operations.

The Federal Communications Commission and state authorities are increasingly looking to the wireless industry to fund various initiatives, including federal and state universal service programs, telephone number administration, services to the hearing-impaired, and emergency 911 services. In addition, many states have imposed significant taxes on providers in the wireless industry and have adopted or are considering adoption of regulatory requirements regarding customer billing and other matters. These initiatives have imposed and will continue to impose increased costs wireless carriers.


SMALL AND MEDIUM-SIZED COMPANY RISK

Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in more established companies. These companies' stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often smaller and medium capitalization companies and the industries in which they are focused are still evolving and, while this may offer better growth potential than larger, more established companies, it also may make them more sensitive to changing market conditions.

ISSUER-SPECIFIC CHANGES

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

THE FUND'S SHARES WILL CHANGE IN VALUE, AND YOU COULD LOSE MONEY BY INVESTING IN THE FUND. THE FUND MAY NOT ACHIEVE ITS OBJECTIVE. AN INVESTMENT IN THE FUND IS NOT A DEPOSIT WITH A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

HOW THE FUND HAS PERFORMED

The Fund has not yet commenced operations and therefore does not have a performance history.

WHAT ARE THE COSTS OF INVESTING?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.(1)


SHAREHOLDER TRANSACTION EXPENSES
(fees paid directly from your investments)
PURCHASES IN SUBSCRIPTION OFFERING                                                        2.00%*
PURCHASES SUBSEQUENT TO SUBSCRIPTION OFFERING(2),(3)                                      None**
* See "HOW TO BUY AND SELL SHARES -- Initial Subscription Offering" discussion below.
** See Creation Transaction Fees and Redemption Transaction Fees discussion below.
ANNUAL FUND OPERATING EXPENSES(4)
(expenses that are deducted from the Fund's assets)
Management Fees                                                                           0.50%
Distribution and Service (12b-1) Fees(5)                                                    --%
Other Expenses(6)                                                                         0.18%
Total Gross Annual Fund Operating Expenses                                                0.68%
Fee Waivers and Expense Reimbursements(7)                                                 0.05%
Total Net Annual Fund Operating Expenses                                                  0.63%



(1). The Fund had not commenced operations as of the date of this Prospectus. The expenses listed in the table are estimates based on the expenses the Fund expects to incur for the fiscal year ending April 30, 2005.

(2). When buying or selling Shares through a Broker, you will incur customary brokerage commissions and charges.

(3). If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard creation or redemption transaction fee will be charged.


(4). Expressed as a percentage of average net assets.

(5). The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund.

(6). The Adviser has entered into a license agreement with the AMEX to use the Dynamic Wireless Intellidex(SM) Index. The Fund is entitled to use the Dynamic Wireless Intellidex(SM) Index pursuant to a sub-licensing arrangement with the Adviser. The Fund reimburses the Adviser for the licensing fee up to 0.03% of net assets annually.

(7). Pursuant to the Investment Advisory Agreement with the Trust, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions, licensing fees, offering costs and other trading expenses, taxes, and extraordinary expenses) from exceeding 0.60% of average net assets per year, at least until April 30, 2006. The offering costs excluded from the 0.60% expense cap are: (a) legal fees pertaining to the Fund's Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Adviser have entered into an Excess Expense Agreement (the "Expense Agreement") effective October 4, 2004 applicable to the Fund, in which the Adviser is currently waiving its management fees and/or paying certain other operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below 0.60% (excluding the expenses set forth above) (the "Expense Cap"). Expenses borne by the Adviser are subject to reimbursement by the Fund up to five years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

* See "Creation Transaction Fees and Redemption Transacton Fees" below.


EXAMPLE


This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:



1 YEAR                                                                   3 YEARS
--------------------------------------------------------------------------------
$  268                                                                   $   413


CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES


The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only broker dealers or large institutional investors with creation and redemption agreements and called Authorized Participants ("APs") can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $500 per transaction (regardless of the number of Creation Units involved). The value of a Creation Unit as of first creation was approximately $1,500,000. An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $500 for each redemption transaction (regardless of the number of Creation Units involved).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $1,500,000 and a 5% return each year, and assuming that the Fund's gross operating expenses remain the same, the total costs would be $11,420 if the Creation Unit is redeemed after one year, and $33,631 if the Creation Unit is redeemed after three years.

If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.

        POWERSHARES VALUE LINE #1 TIMELINESS(TM) AND SAFETY(TM) PORTFOLIO


INVESTMENT OBJECTIVE, STRATEGIES AND RISK

INVESTMENT OBJECTIVE


The Fund seeks investment results that correspond generally to the price and yield, before the Fund's fees and expenses, of an equity index called the Value Line #1 Timeliness(TM) and Safety(TM) Index (the "Value Line Index" or "Index").


PRINCIPAL INVESTMENT STRATEGIES


The Fund will normally invest at least 80% of its total assets in common stocks of companies that have the potential to outperform the U.S. market. The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Value Line Index. The Adviser will seek to match the performance of the Value Line Index. The Index represents the 50 highest ranking common stocks for timeliness and safety based on a proprietary investment methodology using the three core Value Line investment merit indicators: Timeliness(TM), Safety(TM) and Technical Rankings. The 80% investment policy noted above is non-fundamental and requires 60 days' prior written notice to shareholders before it can be changed.


The Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the Value Line Index. The Adviser seeks a correlation of 0.95 or better between the Fund's performance and the performance of the Value Line Index; a figure of 1.00 would represent perfect correlation.

The Fund generally will invest in all of the stocks comprising the Value Line Index in proportion to their weightings in the Value Line Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Value Line Index as a whole. There may also be instances in which the Adviser may choose to overweight another stock in the Value Line Index, purchase securities not in the Value Line Index which the Adviser believes are appropriate to substitute for certain securities in the Value Line Index, or utilize various combinations of other available investment techniques, in seeking to track accurately the Value Line Index. The Fund may sell stocks that are represented in the Value Line Index, in anticipation of their removal from the Value Line Index or purchase stocks not represented in the Value Line Index in anticipation of their addition to the Value Line Index.




INDEX OBJECTIVE AND DESCRIPTION


The objective of the Value Line Index is to represent a group of U.S. common stocks that have the potential to outperform the U.S. equity market. Stocks are selected using a proprietary rules-based discipline, which selects stocks with the greatest potential for capital appreciation based on the three core Value Line Ranking Systems.

The Value Line Index contains the 50 highest cumulative ranked stocks for Safety(TM) and Technicals(TM) chosen from the one hundred number one ranked stocks for Timeliness(TM). The Value Line Index removes stocks from the Value Line Index if they are no longer ranked number one for Timeliness(TM) and replaces removed stocks using the same methodology as described above.


To accomplish this, the Index uses core component rankings of the Value Line Investment Survey and Rankings including;

     TIMELINESS(TM) RANKING SYSTEM - is the rank of a stock's potential relative market performance in the year ahead. Timeliness(TM) Ranks are derived via a quantitative program using several inputs such as the long-term price and earnings history, recent price and earnings momentum, and earnings surprise. In simple terms, Timeliness(TM) Ranks are determined by a company's earnings growth and its stock's price performance. Stocks ranked one for Timeliness(TM) are stocks Value Line's research shows should out-perform as a whole in the coming six to 12 months.


     SAFETY(TM) RANKING SYSTEM -- a measurement of potential risk associated with individual common stocks. Above-Average Dividend Yielding stocks tend to rank higher. The Safety(TM) Rank is computed by averaging two other Value Line indicators--the Price Stability Index and the Financial Strength Rating. Safety Ranks range from one, the highest (safest) to five, the lowest (higher risk).

     TECHNICAL(TM) RANKING SYSTEM -- The Technical(TM) Ranking System attempts to predict short-term price movements of stocks in the next three to six months. The ranking is based on an analysis of the stock's historical price performance relative to the historical price performance of the entire universe followed by Value Line (approximately 3,500 stocks). Unlike the Timeliness(TM) Rank, earnings are not a factor in the Technical(TM) Rank. Stocks ranked one (highest) and two (above average) have a higher potential to outperform during the next quarter or two.


INDEX CONSTRUCTION

The Value Line Index is comprised of the 50 domestic stocks with the greatest capital appreciation potential as identified by Value Line Investment Research. The Index seeks to reduce risk and may provide a higher than average dividend yield by incorporating Value Line's Safety Ranking into the investment process.


    CONSTRUCTION PROCESS -THE VALUE LINE #1 TIMELINESS(TM) AND SAFETY(TM) INDEX


(1) The Value Line Stock Universe is ranked using the proprietary Value Line Ranking System.


     a.   The 100 stocks ranked number one for Timeliness(TM) are selected.

     b. The top 50 stocks of those ranked number one for Timeliness(TM), with the highest composite scores for Safety(TM) and Technicals(TM) are then selected.


(2)  These 50 stock components are equally weighted across the Index.


(3) The Index is adjusted on a quarterly basis. Although the Value Line Index is adjusted quarterly, the Value Line Rank is updated daily.


     a. Stock components are removed from the Index if they are no longer ranked number one for Timeliness on a quarterly basis, or more often as required.

     b. Component replacements are chosen from the top ranking stocks using the above methodology.

ABOUT VALUE LINE, INC.

Value Line is one of the nation's most respected investment research firms. Value Line furnishes investment advisory services to private and institutional accounts with combined assets of approximately $3 billion. The Value Line Index provides access to this same knowledge and same resources.

PRINCIPAL RISKS OF INVESTING IN THE FUND


The following specific risk factors have been identified for the Fund. See also the section on Additional Risks for other risk factors.


MARKET TRADING RISK

Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on exchanges. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Value Line Index.

MARKET RISK


The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.


NON-CORRELATION RISK

The Fund's return may not match the return of the Value Line Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Value Line Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Value Line Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Value Line Index, as would be the case if it purchased all of the stocks in the Value Line Index, with the same weightings as the Value Line Index.




SMALL AND MEDIUM-SIZED COMPANY RISK

Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in more established companies. These companies' stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often smaller and medium capitalization companies and the industries in which they are focused are still evolving and, while this may offer better growth potential than larger, more established companies, it also may make them more sensitive to changing market conditions.


REPLICATION MANAGEMENT RISK

Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not sell a stock because the stock's issuer was in financial trouble unless that stock is removed from the Value Line Index.

THE FUND'S SHARES WILL CHANGE IN VALUE, AND YOU COULD LOSE MONEY BY INVESTING IN THE FUND. THE FUND MAY NOT ACHIEVE ITS OBJECTIVE. AN INVESTMENT IN THE FUND IS NOT A DEPOSIT WITH A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

HOW THE FUND HAS PERFORMED

The Fund has not yet commenced operations and therefore does not have a performance history.

WHAT ARE THE COSTS OF INVESTING?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.'



SHAREHOLDER TRANSACTION EXPENSES
(fees paid directly from your investments)
PURCHASES IN SUBSCRIPTION OFFERING                                                        2.00%*
PURCHASES SUBSEQUENT TO SUBSCRIPTION OFFERING(2),(3)                                      None**
* See "HOW TO BUY AND SELL SHARES -- Initial Subscription Offering" discussion below.
** See Creation Transaction Fees and Redemption Transaction Fees discussion below.
ANNUAL FUND OPERATING EXPENSES(4)
(expenses that are deducted from the Fund's assets)
Management Fees                                                                           0.50%
Distribution and Service (12b-1) Fees(5)                                                    --%
Other Expenses(6)                                                                         0.25%
Total Gross Annual Fund Operating Expenses                                                0.75%
Fee Waivers and Expense Reimbursements(7)                                                 0.05%
Total Net Annual Fund Operating Expenses                                                  0.70%



(1). The Fund had not commenced operations as of the date of this Prospectus. The expenses listed in the table are estimates based on the expenses the Fund expects to incur for the fiscal year ending April 30, 2005.

(2). When buying or selling Shares through a Broker, you will incur customary brokerage commissions and charges.

(3). If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard creation or redemption transaction fee will be charged.

(4). Expressed as a percentage of average net assets.

(5). The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund.

(6). The Adviser has entered into a license agreement with the AMEX to use the Value Line #1 Timeliness(TM) and Safety(TM) Index. The Fund is entitled to use the Value Line #1 Timeliness(TM) and Safety(TM) Index pursuant to a sub-licensing arrangement with the Adviser. The Fund reimburses the Adviser for the licensing fee up to 0.10% of net assets annually.

(7). Pursuant to the Investment Advisory Agreement with the Trust, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions, licensing fees, offering costs and other trading expenses, taxes, and extraordinary expenses) from exceeding 0.60% of average net assets per year, at least until April 30, 2006. The offering costs excluded from the 0.60% expense cap are: (a) legal fees pertaining to the Fund's Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Adviser have entered into an Excess Expense Agreement (the "Expense Agreement") effective October 4, 2004 applicable to the Fund, in which the Adviser is currently waiving its management fees and/or paying certain other operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below 0.60% (excluding the expenses set forth above) (the "Expense Cap"). Expenses borne by the Adviser are subject to reimbursement by the Fund up to five years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

* See "Creation Transaction Fees and Redemption Transacton Fees" below.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:



1 YEAR                                                                   3 YEARS
--------------------------------------------------------------------------------
$  275                                                                   $   435



CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only broker dealers or large institutional investors with creation and redemption agreements and called Authorized Participants ("APs") can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $500 per transaction (regardless of the number of Creation Units involved). The value of a Creation Unit as of first creation was approximately $1,500,000. An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $500 for each redemption transaction (regardless of the number of Creation Units involved).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $1,500,000 and a 5% return each year, and assuming that the Fund's gross operating expenses remain the same, the total costs would be $12,489 if the Creation Unit is redeemed after one year, and $36,953 if the Creation Unit is redeemed after three years.

If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

----------
* See "Creations, Redemptions and Transaction Fees" later in this Prospectus.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio or the overall cost to investors.

                  POWERSHARES WILDERHILL CLEAN ENERGY PORTFOLIO


INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

INVESTMENT OBJECTIVE


The Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the WilderHill Clean Energy Index (the "Clean Energy Index" or "Index"), published under the ticker symbol "ECO," a product of WilderShares LLC.


PRINCIPAL INVESTMENT STRATEGIES


The Fund will normally invest at least 80% of its total assets in common stocks of companies engaged in the business of the advancement of cleaner energy and conservation. The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Clean Energy Index. The Adviser will seek to match the performance of the Clean Energy Index. The Clean Energy Index is comprised of companies which are publicly traded in the United States and engaged in a business or businesses which the Clean Energy Index Selection Committee believes stands to benefit substantially from a societal transition toward use of cleaner energy and conservation. Stocks are selected based on expert evaluation by the Clean Energy Index Selection Committee. The list of component stocks is reviewed quarterly, or more often, at the discretion of the Selection Committee. The 80% investment policy noted above is non-fundamental and requires 60 days' prior written notice to shareholders before it can be changed.


Companies selected for the Clean Energy Index include those that focus on technologies for utilization of greener, more-renewable sources of energy. These technologies include those for renewable energy harvesting or production, energy conversion, energy storage, pollution prevention and improvements in energy efficiency, power delivery, energy conservation and monitoring of energy information.

The Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the Clean Energy Index. The Adviser seeks a correlation of 0.95 or better between the Fund's performance and the performance of the Clean Energy Index; a figure of 1.00 would represent perfect correlation.

The Fund generally will invest in all of the stocks comprising the Clean Energy Index in proportion to their weightings in the Clean Energy Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Clean Energy Index as a whole. There may also be instances in which the Adviser may choose to overweight another stock in the Clean Energy Index, purchase securities not in the Clean Energy Index which the Adviser believes are appropriate to substitute for certain securities in the Clean Energy Index or utilize various combinations of other available investment techniques, in seeking to track accurately the Clean Energy Index. The Fund may sell stocks that are represented in the Clean Energy Index in anticipation of their removal from the Clean Energy Index or purchase stocks not represented in the Clean Energy Index in anticipation of their addition to the Clean Energy Index.




INDEX CONSTRUCTION

(1) The Clean Energy Index uses modified equal dollar weighting. No single stock may exceed 3% of the total Clean Energy Index weight at the quarterly rebalancing.

(2) For a stock to be included in the selection universe, a company must be identified as one which has a significant exposure to clean energy, or contribute to the advancement of clean energy or be important to the development of clean energy.

     - Companies in the Clean Energy Index generally (i) help prevent pollutants such as carbon dioxide, nitrous oxide, sulfur oxide or particulates--and avoid carbon or contaminants that harm oceans, land, air, or ecosystems structure, (ii) work to further renewable energy efforts and do so in ecologically and economically sensible ways and
          (iii) incorporate the precautionary principles into their pollution prevention and clean energy efforts.


     - Companies under the Clean Energy Index stocks generally will not have their majority interests in the highest-carbon fuels: oil or coal.

     - Large companies with interests outside clean energy may be included if they are significant to this sector.

(3) Market capitalization for the majority of Clean Energy Index stocks is $200 million and above. To account for notable but smaller companies sometimes significant to the clean energy field, a minority of Clean Energy Index stocks may have market capitalizations between $50 million and $200 million.

(4)  To be eligible for the Clean Energy Index, a stock must have:

     i.   three-month average market capitalization of at least $50 million; and


     ii. three-month average closing price above $1.00 if not currently in the Index.

STOCK UNIVERSE

Companies selected for the Clean Energy Index include companies that contribute to the advancement of clean energy, including those developing and selling energy technologies and energy management services designed to address efficiency and environmental challenges as well as changes in fossil fuel resource abundance. Trends affecting adoption of clean energy technologies include (but are not limited to) conventional air pollution, carbon dioxide and other greenhouse gas pollution leading to global warming, and risks to centralized grid or other energy infrastructure.

There is a strong bias in favor of pure-play companies in wind, solar power, hydrogen and fuel cells and directly related industries. Companies in emerging clean energy fields, such as wave, tidal, geothermal and others, will be considered with respect to carbon content, impacts upon marine and terrestrial biodiversity, and degree to which they advance or reflect the clean energy sector.


The Clean Energy Index is currently comprised of companies focused on the following areas:


RENEWABLE ENERGY SUPPLIES--HARVESTING: These are the producers of energy that is renewably-made, or manufacturers relevant to green energy such as the makers of turbines and rotors used for wind power, makers of solar photovoltaic panels, and makers of biofuels derived from renewable vegetable crops as examples. These renewable methods supply desired electrical power directly where needed--or this 'green' power could be stored as a clean fuel like hydrogen. Wind, solar biofuels, hydro and waste-to-energy notably carry less burden of pollution, and renewable sources allow distributed generation that makes power closer to need. Retailers of clean energy systems are included.


ENERGY STORAGE: This wide-ranging category includes hydrogen storage by compression, hydrides or other means. Advanced batteries hold energy in familiar ways, while flywheels make use of momentum and spinning at high speeds to store energy. Supercapacitors build and then release large amounts of power very quickly. Because most renewable power is not `firm' meaning not always on--like solar power that works only by day, or wind power just at windy times--joining renewable power with energy storage systems often makes sense.

HYDROGEN PRODUCTION: In the future hydrogen--a gas that's the lightest and most abundant element--may become an `energy carrier' by moving power made one place to where hopefully it is needed. For instance sun or wind power might be used to convert water into hydrogen, to power personal electronics, homes, cities, cars, etc. Hydrogen used in fuel cells or modified engines may offer an elegant energy path that prevents pollution while becoming better than fossil fuels to boot. However, there are numerous daunting technical challenges including the lack of a hydrogen infrastructure and very high cost. Hydrogen and fuel cells are in only early technical development, not widely commercialized for energy systems, and are still far more costly than fossil fuels in practice. Presently, nearly all the industrial hydrogen comes from natural gas; smaller systems are emerging to potentially create fuel by electrolysis of water.

ENERGY CONVERSION: These are devices that convert fuels such as hydrogen to electrical power wherever needed. For instance, fuel cells are electrochemical devices that can directly convert a fuel like hydrogen plus air--to desired electricity. They are much more efficient and far cleaner than the combustion engines that burn fossil fuels. They are also fundamentally different from combustion engines of the recent past, with the fuel cell `stacks' and the Balance of Plant involving specific components and materials. Alternatively, cleaner combustion can utilize fuels like hydrogen or biofuels, but in a combustion engine that is much less polluting. Energy conversion is critical--but depends on having clean fuels such as hydrogen or liquid biofuels.

CLEANER UTILITIES: Among utilities in the United States are several explicitly emphasizing cleaner methods of making electric power including wind, solar, biogas, geothermal, hydro and others that can prevent pollution, while also ensuring greater price stability for the consumer. Unlike conventional plants, the price of renewable energy--though still costly--is widely declining. Should pollution such as from coal or oil be seen as more significant, or traditional fuel supplies be constrained or interrupted and prices rise--these alternative, independent, and renewable approaches to producing utility power to the grid can become increasingly relevant.


POWER DELIVERY AND CONSERVATION: Of importance in clean energy systems are the electronics needed to smooth power outputs, convert DC to AC and match power loads to output. This includes inverters and equipment for power conditioning, and in transport, power management for hybrid, hydrogen, and fuel cell vehicles. Superconductors made of exotic materials might allow power to be delivered efficiently over large distances. For computers, uninterruptible power may be desired combining storage with conditioning. Notably products for energy efficiency and conservation broadly conceived are included. This includes various end-use improvements such as appliance makers designing exceptionally energy-efficient goods, or products curtailing need for power in the first place.


PRINCIPAL RISKS OF INVESTING IN THE FUND


The following specific risk factors have been identified for the Fund. See also the section on Additional Risks for other risk factors.

MARKET TRADING RISK

Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on exchanges. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Clean Energy Index.

MARKET RISK

PowerShares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

NON-CORRELATION RISK

The Fund's return may not match the return of the Clean Energy Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Clean Energy Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Clean Energy Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Clean Energy Index, as would be the case if it purchased all of the stocks in the Clean Energy Index with the same weightings as the Clean Energy Index.

REPLICATION MANAGEMENT RISK


Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not sell a stock because the stock's issuer was in financial trouble, unless that stock is removed from the Clean Energy Index.

CLEAN ENERGY INDUSTRY CONCENTRATION

The clean energy industry can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants and general economic conditions. Further, the clean energy industry can be significantly affected by intense competition and legislation resulting in more strict government regulations and enforcement policies and specific expenditures for cleanup efforts, and can be subject to risks associated with hazardous materials. The clean energy industry can be significantly affected by fluctuations in energy prices and supply and demand of alternative energy fuels, energy conservation, the success of exploration projects and tax and other government regulations. The industry also can be significantly affected by the supply of and demand for specific products or services, the supply of and demand for oil and gas, the price of oil and gas, production spending, government regulation, world events and economic conditions.

Shares in the companies involved in this industry have been significantly more volatile than shares of companies operating in other more established industries. Certain valuation methods currently used to value companies involved in the alternative power and power technology sectors, particularly those companies that have not yet traded profitably, have not been in widespread use for a significant period of time. As a result, the use of these valuation methods may serve to increase further the volatility of certain alternative power and power technology company share prices.

This industry sector is relatively nascent and under-researched in comparison to more established and mature sectors, and should therefore be regarded as having greater investment risk.


Changes in U.S., European and other governments' policies towards alternative power and power technology also may have an adverse effect on the Fund's performance.

The Fund may invest in the shares of companies with a limited operating history, some of which may never have traded profitably. Investment in young companies with a short operating history is generally riskier than investment in companies with a longer operating history.

The Fund, being composed of securities issued by companies operating in a limited number of industries, will carry greater risk and may be more volatile than a portfolio composed of securities issued by companies operating in a wide variety of different industries.

The price of crude oil, natural gas, electricity produced from traditional hydro power and that generated from nuclear power and possibly other as yet undiscovered energy sources could potentially have a negative impact on the competitiveness of renewable energies.

ISSUER-SPECIFIC CHANGES

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

NON-DIVERSIFIED FUND RISK

In addition, the Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

SMALL AND MEDIUM-SIZED COMPANY RISK

Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in more established companies. These companies' stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often smaller and medium capitalization companies and the industries in which they are focused are still evolving and, while this may offer better growth potential than larger, more established companies, it also may make them more sensitive to changing market conditions.


THE FUND'S SHARES WILL CHANGE IN VALUE, AND YOU COULD LOSE MONEY BY INVESTING IN THE FUND. THE FUND MAY NOT ACHIEVE ITS OBJECTIVE. AN INVESTMENT IN THE FUND IS NOT A DEPOSIT WITH A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.


HOW THE FUND HAS PERFORMED

The Fund has not yet commenced operations and therefore does not have a performance history.

WHAT ARE THE COSTS OF INVESTING?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.(1)



Shareholder Transaction Expenses(2)(3)
(fees paid directly from your investments)                                                None*
Annual Fund Operating Expenses(4) (expenses that are deducted from the Fund's assets)
Management Fees                                                                           0.50%
Distribution and Service (12b-1) Fees(5)                                                    --%
Other Expenses(6)                                                                         0.25%
Total Gross Annual Fund Operating Expenses                                                0.75%
Fee Waivers and Expense Reimbursements(7)                                                 0.05%
Total Net Annual Fund Operating Expenses                                                  0.70%



(1). The Fund had not commenced operations as of the date of this Prospectus. The expenses listed in the table are estimates based on the expenses the Fund expects to incur for the fiscal year ending April 30, 2005.

(2). When buying or selling Shares through a Broker, you will incur customary brokerage commissions and charges.

(3). If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard creation or redemption transaction fee will be charged.


(4). Expressed as a percentage of average net assets.


(5). The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund.

(6). The Adviser has entered into a license agreement with WilderShares LLC to use the WilderHill Clean Energy Index. The Fund is entitled to use the WilderHill Clean Energy Index pursuant to a sub-licensing arrangement with the Adviser. The Fund reimburses the Adviser for the licensing fee up to 0.10% of net assets annually.

(7). Pursuant to the Investment Advisory Agreement with the Trust, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions, licensing fees, offering costs and other trading expenses, taxes, and extraordinary expenses) from exceeding 0.60% of average net assets per year, at least until April 30, 2006. The offering costs excluded from the 0.60% expense cap are: (a) legal fees pertaining to the Fund's Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Adviser have entered into an Excess Expense Agreement (the "Expense Agreement") effective October 4, 2004 applicable to the Fund, in which the Adviser is currently waiving its management fees and/or paying certain other operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below 0.60% (excluding the expenses set forth above) (the "Expense Cap"). Expenses borne by the Adviser are subject to reimbursement by the Fund up to five years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

* See "Creation Transaction Fees and Redemption Transacton Fees" below.


EXAMPLE


This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:



1 YEAR                                                                   3 YEARS
--------------------------------------------------------------------------------
$  275                                                                   $   435


CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES


The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants ("APs") can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $500 per transaction (regardless of the number of Creation Units involved). The value of a Creation Unit as of first creation was approximately $1,500,000. An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $500 for each redemption transaction (regardless of the number of Creation Units involved).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $1,500,000 and a 5% return each year, and assuming that the Fund's gross operating expenses remain the same, the total costs would be $12,489 if the Creation Unit is redeemed after one year, and $36,953 if the Creation Unit is redeemed after three years.

If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.


The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio or the overall cost to investors.


----------
* See "Creations, Redemptions and Transaction Fees" later in this Prospectus.

                   POWERSHARES ZACKS RANK LARGE CAP PORTFOLIO

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

INVESTMENT OBJECTIVE

The Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Zacks Rank Large Cap Index (the "Zacks Index" or the "Index").

PRINCIPAL INVESTMENT STRATEGIES


The Fund will normally invest at least 80% of its total assets in common stock of large cap companies. The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Zacks Index. The Adviser will seek to match the performance of the Zacks Index. The Zacks Index is comprised of 150 U.S. large cap stocks selected principally on the basis of their capital appreciation potential as identified by Zacks (the "Index Provider") pursuant to Zacks' proprietary approach. The 80% investment policy noted above is non-fundamental and requires 60 days' prior written notice to shareholders before it can be changed.


The Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the Zacks Index. The Adviser seeks a correlation of
0.95 or better between the Fund's performance and the performance of the Zacks Index; a figure of 1.00 would represent perfect correlation.

The Fund generally will invest in all of the stocks comprising the Zacks Index in proportion to their weightings in the Zacks Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Zacks Index as a whole. There may also be instances in which the Adviser may choose to overweight another stock in the Zacks Index, purchase securities not in the Zacks Index which the Adviser believes are appropriate to substitute for certain securities in the Zacks Index, or utilize various combinations of other available investment techniques, in seeking to track accurately the Zacks Index. The Fund may sell stocks that are represented in the Zacks Index, in anticipation of their removal from the Zacks Index or purchase stocks not represented in the Zacks Index in anticipation of their addition to the Zacks Index.




INDEX METHODOLOGY

The Zacks Index selection methodology is designed to identify companies with potentially superior risk-return profiles as determined by Zacks. The objective of the Index is to actively represent a group of large cap stocks, which have the potential to outperform both the S&P 500 Index and professional large cap asset managers.

The selection methodology looks beyond growth and value characterizations to focus on a stock's absolute return potential. The methodology evaluates and selects stocks from a large cap universe using proprietary Zacks techniques, including the well-known Zacks Rank. The Zacks Rank is an institutionally recognized stock scoring system that has been provided by Zacks since 1982.

The Index constituent selection methodology utilizes the Zacks Rank as a core component in determining each stock's overall risk-return profile. The Zacks Index is adjusted quarterly, or as required, to assure timely stock selections.

The Zacks Rank, developed in 1978, is a proprietary quantitative stock-ranking model based on the pattern of analyst earnings estimate revisions. Through years of quantitative study and practical application, Zacks believes that the changes that analysts make today to their earnings estimates are a strong and accurate predictor of future stock performance. To accurately calculate the proprietary quantitative rankings, each week Zacks records 25,000 earnings estimate revision and changes produced by 4,000 research analysts as well as processing over 500,000 pages of research annually.

INDEX CONSTRUCTION

(1) The Zacks Index is comprised of the 150 highest-ranking stocks chosen from a universe of the 1000 largest U.S. companies based on market capitalization.

(2) The 1000 largest U.S. companies are evaluated for investment merit using a quantitative selection methodology proprietary to Zacks Investment Management. Each company is ranked using a quantitative methodology and sorted from highest to lowest within the 1000 stock universe.

(3) The 150 highest-ranking companies are chosen and receive an equal weighting.


(4) This process is repeated quarterly. Although the Zacks Index is adjusted quarterly, the Zacks Rank is updated daily.


The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Zacks Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND


The following specific risk factors have been identified for the Fund. See also the section on Additional Risks for other risk factors.


MARKET TRADING RISK


Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on exchanges. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Zacks Index.

MARKET RISK

The Shares are subject to market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.


NON-CORRELATION RISK

The Fund's return may not match the return of the Zacks Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Zacks Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Zacks Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Zacks

Index, as would be the case if it purchased all of the stocks in the Zacks Index, with the same weightings as the Zacks Index.

REPLICATION MANAGEMENT RISK


Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not sell a stock because the stock's issuer was in financial trouble unless that stock is removed from the Zacks Index.


LARGE-SIZED COMPANY RISK

Returns on investments of large U.S. companies could trail the returns on investments in stocks of smaller companies.

THE FUND'S SHARES WILL CHANGE IN VALUE, AND YOU COULD LOSE MONEY BY INVESTING IN THE FUND. THE FUND MAY NOT ACHIEVE ITS OBJECTIVE. AN INVESTMENT IN THE FUND IS NOT A DEPOSIT WITH A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

HOW THE FUND HAS PERFORMED

The Fund has not yet commenced operations and therefore does not have a performance history.

WHAT ARE THE COSTS OF INVESTING?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.'


SHAREHOLDER TRANSACTION EXPENSES
(fees paid directly from your investments)
PURCHASES IN SUBSCRIPTION OFFERING                                                        2.00%*
PURCHASES SUBSEQUENT TO SUBSCRIPTION OFFERING(2),(3)                                      None**
* See "HOW TO BUY AND SELL SHARES -- Initial Subscription Offering" discussion below.
** See Creation Transaction Fees and Redemption Transaction Fees discussion below.
ANNUAL FUND OPERATING EXPENSES(4)
(expenses that are deducted from the Fund's assets)
Management Fees                                                                           0.50%
Distribution and Service (12b-1) Fees(5)                                                    --%
Other Expenses(6)                                                                         0.25%
Total Gross Annual Fund Operating Expenses                                                0.75%
Fee Waivers and Expense Reimbursements(7)                                                 0.05%
Total Net Annual Fund Operating Expenses                                                  0.70%



(1). The Fund had not commenced operations as of the date of this Prospectus. The expenses listed in the table are estimates based on the expenses the Fund expects to incur for the fiscal year ending April 30, 2005.

(2). When buying or selling Shares through a Broker, you will incur customary brokerage commissions and charges.

(3). If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard creation or redemption transaction fee will be charged.


(4). Expressed as a percentage of average net assets.


(5). The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund.

(6). The Adviser has entered into a license agreement with the AMEX to use the Zacks Rank Large Cap Index. The Fund is entitled to use the Zacks Rank Large Cap Index pursuant to a sub-licensing arrangement with the Adviser. The Fund reimburses the Adviser for the licensing fee up to 0.10% of net assets annually.

(7). Pursuant to the Investment Advisory Agreement with the Trust, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions, licensing fees, offering costs and other trading expenses, taxes, and extraordinary expenses) from exceeding 0.60% of average net assets per year, at least until April 30, 2006. The offering costs excluded from the 0.60% expense cap are: (a) legal fees pertaining to the Fund's Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Adviser have entered into an Excess Expense Agreement (the "Expense Agreement") effective October 4, 2004 applicable to the Fund, in which the Adviser is currently waiving its management fees and/or paying certain other operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below 0.60% (excluding the expenses set forth above) (the "Expense Cap"). Expenses borne by the Adviser are subject to reimbursement by the Fund up to five years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

* See "Creation Transaction Fees and Redemption Transacton Fees" below.


EXAMPLE


This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:



1 YEAR                                                                   3 YEARS
--------------------------------------------------------------------------------
$  275                                                                   $   435


CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only broker dealers or large institutional investors with creation and redemption agreements and called Authorized Participants ("APs") can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $500 per transaction (regardless of the number of Creation Units involved). The value of a Creation Unit as of first creation was approximately $1,500,000. An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $500 for each redemption transaction (regardless of the number of Creation Units involved).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $1,500,000 and a 5% return each year, and assuming that the Fund's gross operating expenses remain the same, the total costs would be $12,489 if the Creation Unit is redeemed after one year, and $36,953 if the Creation Unit is redeemed after three years.

If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.


The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio or the overall cost to investors.


----------
* See "Creations, Redemptions and Transaction Fees" later in this Prospectus.

ADDITIONAL INVESTMENT STRATEGIES


Each Fund will normally invest at least 80% of its total assets in component securities that comprise its respective Underlying Intellidex or Index. Each Fund may invest its remaining assets in money market instruments, including repurchase agreements or other funds which invest exclusively in money market instruments (subject to applicable limitations under the Investment Company Act of 1940, as amended (the "1940 Act"), or exemptions therefrom), convertible securities, structured notes (notes on which the amount of principal repayment and interest payments are based on the movement of one or more specified factors, such as the movement of a particular stock or stock index) and in options and futures contracts. Options and futures contracts (and convertible securities and structured notes) may be used by a Fund in seeking performance that corresponds to its respective Underlying Intellidex or Index, and in managing cash flows. The Funds will not invest in money market instruments as part of a temporary defensive strategy to protect against potential stock market declines. The Adviser anticipates that it may take approximately three business days (e.g., each day the NYSE is open) for additions and deletions to each Fund's Underlying Intellidex or Index to be reflected in the portfolio composition of each Fund.


The investment objective of each Fund is a fundamental policy that may be changed only with shareholder approval. Each of the other policies described herein constitutes a non-fundamental policy that may be changed by the Board of Trustees without shareholder approval. Certain other fundamental policies of the Trust are set forth in the Statement of Additional Information under "Investment Restrictions."

BORROWING MONEY

Each Fund may borrow money from a bank up to a limit of 10% of the value of its assets, but only for temporary or emergency purposes.

SECURITIES LENDING

Each Fund may lend its portfolio securities. In connection with such loans, each Fund receives liquid collateral equal to at least 105% of the value of the portfolio securities being lent. This collateral is marked to market on a daily basis.

ADDITIONAL RISKS

TRADING ISSUES


Trading in Shares on the AMEX may be halted due to market conditions or for reasons that, in the view of the AMEX, make trading in Shares inadvisable. In addition, trading in Shares on the AMEX is subject to trading halts caused by extraordinary market volatility pursuant to the AMEX "circuit breaker" rules. There can be no assurance that the requirements of the AMEX necessary to maintain the listing of a Fund will continue to be met or will remain unchanged.


FLUCTUATION OF NET ASSET VALUE


The net asset value of a Fund's Shares will generally fluctuate with changes in the market value of the Fund's holdings. The market prices of Shares will generally fluctuate in accordance with changes in net asset value as well as the relative supply of and demand for Shares on the AMEX. The Adviser cannot predict whether Shares will trade below, at or above their net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the stocks of a

Fund's Underlying Intellidex or Index trading individually or in the aggregate at any point in time. However, given that Shares can be purchased and redeemed in Creation Units (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset value), the Adviser believes that large discounts or premiums to the net asset value of Shares should not be sustained.


SECURITIES LENDING

Although each Fund will receive collateral in connection with all loans of its securities holdings, a Fund would be exposed to a risk of loss should a borrower default on its obligation to return the borrowed securities (e.g., the loaned securities may have appreciated beyond the value of the collateral held by the
Fund). In addition, a Fund will bear the risk of loss of any cash collateral that it invests.

MANAGEMENT OF THE FUNDS

PowerShares Capital Management LLC has overall responsibility as the Funds' investment adviser for the selection and ongoing monitoring of the Funds' investments, managing the Funds' business affairs and providing certain clerical, bookkeeping and other administrative services. The Funds' principal portfolio manager is John W. Southard Jr., CFA, MBA.

Mr. Southard is a Managing Director at the Adviser, and has been with the firm since its inception. Prior to his current position, he was a Senior Equity Analyst at Charles A. Schwab & Company Securities. Prior to his work at Charles
A. Schwab & Company Securities, Mr. Southard was a portfolio manager and equity analyst at First Trust Portfolios LP (formerly, "Nike Securities LP").


The Adviser will receive fees from each Fund equal to 0.50% of the Fund's average daily net assets.

Each Fund is responsible for all of its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, paying for a portion of its licensing fees related to the Underlying Intellidexes or Indexes, any distribution fees or expenses, offering fees or expenses and extraordinary expenses. Pursuant to the Investment Advisory Agreement with respect to each Fund included in this Prospectus, until at least April 30, 2006, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of each Fund (excluding interest expense, brokerage commissions, offering costs, licensing fees and other trading expenses, taxes and extraordinary expenses) from exceeding 0.60% of average daily net assets per year, at least until April 30, 2006. The offering costs excluded from the 0.60% expense cap are: (a) legal fees pertaining to each Fund's Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Adviser have also entered into the Expense Agreement, effective October 4, 2004 and applicable to each Fund, in which the Adviser is currently waiving its management fees and/or paying certain other operating expenses of each Fund in order to maintain the Expense Cap. Expenses borne by the Adviser are subject to reimbursement by each Fund up to five years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.


The Adviser is located at the Wheaton Oaks Professional Building, 855 West Prairie Avenue, Wheaton, Illinois 60187.

HOW TO BUY AND SELL SHARES

"THE SUBSCRIPTION OFFERING"

Subject to receipt of appropriate regulatory assurances or relief, the Funds will initially offer their Shares in a Subscription Offering beginning ___________ and ending at ___________ 4:00 pm (the "Closing Date.").* During the Subscription Offering, ___________ and securities dealers that have entered into agreements with ("Eligible Dealers") will solicit subscriptions. The purchase price for Shares purchased by subscribers during the Subscription Offering will be $10.00 per share plus a sales charge of up to 2% thereon. The minimum dollar investment will be $1,000 plus a sales charge determined in accordance with the following schedule: [SCHEDULE TO BE FURNISHED]. Orders must be placed through ________ or an Eligible Dealer. The Fund will not accept orders directly from investors during the Subscription Offering.


On the business day following the Closing Date: (i) the proceeds of the Subscription Offering will be transferred to the Funds; (ii) the Shares will be issued and listed on the AMEX; (iii) the Transfer Agent will be instructed to transfer the appropriate number of Shares to ______ and Eligible Dealers, as applicable, and (iv) the Funds will commence investment operations. The Shares issued in connection with the Subscription Offering will be issued at $10.00 per Share.*


THE CONTINUOUS OFFERING


Apart from Shares issued in connection with the Subscription Offering, Shares will be issued or redeemed by each Fund at net asset value per share only in Creation Unit size. The purchase price for Shares purchased by subscribers will be $10.00 per share plus a sales charge of up to 2% thereon. See "Creations, Redemptions and Transaction Fees."

Subsequent to the Closing of the Initial Subscription Offering, most investors will buy and sell Shares of the Funds in secondary market transactions through brokers. Shares of the Funds will be listed for trading on the secondary market on the AMEX. Shares can be bought and sold throughout the trading day like other publicly traded shares. There is no minimum investment. Although Shares are generally purchased and sold in "round lots" of 100 Shares, brokerage firms typically permit investors to purchase or sell Shares in smaller "oddlots," at no per-share price differential. When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction. The Funds will trade under the following AMEX symbols, subject to notice of issuance:



                                                                              AMEX TRADING
FUND                                                                             SYMBOL
----                                                                             ------
Dynamic Large Cap Growth Portfolio                                                PWB
Dynamic Large Cap Value Portfolio                                                 PWV
Dynamic Mid Cap Growth Portfolio                                                  PWJ
Dynamic Mid Cap Value Portfolio                                                   PWP
Dynamic Small Cap Growth Portfolio                                                PWT
Dynamic Small Cap Value Portfolio                                                 PWY
Dynamic Aerospace & Defense Portfolio                                            _____
Dynamic Biotechnology & Genome Portfolio                                         _____
Dynamic Brand Name Products Portfolio                                            _____
Dynamic Consumer Electronics Portfolio                                           _____
Dynamic Food & Beverage Portfolio                                                _____


----------
* Patent Pending.

Dynamic Hardware Portfolio                                                       _____
Dynamic Internet Software & Services Portfolio                                   _____
Dynamic Leisure and Entertainment Portfolio                                      _____
Dynamic Media Portfolio                                                          _____
Dynamic Networking Portfolio                                                     _____
Dynamic Pharmaceuticals Portfolio                                                _____
Dynamic Semiconductors Portfolio                                                 _____
Dynamic Software Portfolio                                                       _____
Dynamic Telecommunications Services Portfolio                                    _____
Dynamic Wireless Portfolio                                                       _____
Value Line #1 Timeliness(TM) and Safety(TM) Portfolio                            _____
PowerShares WilderHill Clean Energy Portfolio                                    _____
Zacks Rank Large Cap Portfolio                                                   _____


Share prices are reported in dollars and cents per Share.


Investors may acquire Shares directly from each Fund, and shareholders may tender their Shares for redemption directly to each Fund, only in Creation Units of 100,000 Shares, as discussed in the "Creations, Redemptions and Transaction Fees" section below.


BOOK ENTRY


Shares are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company ("DTC") or its nominee is the record owner of all outstanding Shares of the Funds and is recognized as the owner of all Shares for all purposes.


Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other stocks that you hold in book entry or "street name" form.

FUND SHARE TRADING PRICES


The trading prices of Shares of each Fund on the AMEX may differ from the Fund's daily net asset value and can be affected by market forces of supply and demand, economic conditions and other factors.

The AMEX intends to disseminate the approximate value of Shares of each Fund every fifteen seconds. This approximate value should not be viewed as a "real-time" update of the NAV per Share of the Fund because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day, generally at the end of the business day. The Funds are not involved in, or responsible for, the calculation or dissemination of the approximate value and the Funds do not make any warranty as to its accuracy.


CREATIONS, REDEMPTIONS AND TRANSACTION FEES


Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with a Fund must have entered into an authorized participant agreement with the principal underwriter and the transfer agent, or purchase through a dealer that has entered into such an agreement. Set forth below is a brief description of the procedures applicable to purchase and redemption of Creation Units. For more detailed information see "CREATION AND REDEMPTION OF CREATION UNIT AGGREGATIONS" in the Statement of Additional Information.


PURCHASE


In order to purchase Creation Units of a Fund, an investor must generally deposit a designated portfolio of equity securities constituting a substantial replication, or a representation, of the stocks included in the relevant Fund's Underlying Intellidex or Index (the "Deposit Securities") and generally make a small cash payment referred to as the "Cash Component." The list of the names and the numbers of shares of the Deposit Securities is made available by the Fund's custodian through the facilities of the National Securities Clearing Corporation, commonly referred to as NSCC, immediately prior to the opening of business each day of the AMEX. The Cash Component represents the difference between the net asset value of a Creation Unit and the market value of the Deposit Securities.

Orders must be placed in proper form by or through either (i) a "Participating Party" i.e., a broker-dealer or other participant in the Clearing Process of the Continuous Net Settlement System of the NSCC (the "Clearing Process") or (ii) a participant of the Depositary Trust Company ("DTC Participant") that has entered into an agreement with the principal underwriter and the transfer agent, with respect to purchases and redemptions of Creation Units (collectively, "Authorized Participant" or "AP"). All orders must be placed for one or more whole Creation Units of Shares of a Fund and must be received by the principal underwriter in proper form no later than the close of regular trading on the AMEX (ordinarily 4:00 p.m., New York time) ("Closing Time") in order to receive that day's closing net asset value per Share. In the case of custom orders, as further described in the Statement of Additional Information, the order must be received by the principal underwriter no later than 3:00 p.m., New York time. A custom order may be placed by an Authorized Participant in the event that the Trust permits or requires the substitution of an amount of cash to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for trading by such Authorized Participant or the investor for which it is acting or any other relevant reason. See "CREATION AND REDEMPTION OF CREATION UNIT AGGREGATIONS" in the Statement of Additional Information.

A fixed creation transaction fee of $500 (the "Creation Transaction Fee") is applicable to each transaction regardless of the number of Creation Units purchased in the transaction. An additional charge of up to four times the Creation Transaction Fee may be imposed with respect to transactions effected outside of the Clearing Process (through a DTC Participant) or to the extent that cash is used in lieu of securities to purchase Creation Units. See "CREATION AND REDEMPTION OF CREATION UNIT AGGREGATIONS" in the Statement of Additional Information. The price for each Creation Unit will equal the daily net asset value per Share times the number of Shares in a Creation Unit plus the fees described above and, if applicable, any transfer taxes.

Shares of a Fund may be issued in advance of receipt of all Deposit Securities subject to various conditions including a requirement to maintain on deposit with the Fund cash at least equal to 115% of the market value of the missing Deposit Securities. See "CREATION AND REDEMPTION OF CREATION UNIT AGGREGATIONS" in the Statement of Additional Information.


LEGAL RESTRICTIONS ON TRANSACTIONS IN CERTAIN STOCKS


An investor subject to a legal restriction with respect to a particular stock required to be deposited in connection with the purchase of a Creation Unit may, at the Fund's discretion, be permitted to deposit an equivalent amount of cash in substitution for any stock which would otherwise be included in the Deposit

Securities applicable to the purchase of a Creation Unit. For more details, see "CREATION AND REDEMPTION OF CREATION UNIT AGGREGATIONS" in the Statement of Additional Information.


REDEMPTION


Each Fund's custodian makes available immediately prior to the opening of business each day of the AMEX, through the facilities of the NSCC, the list of the names and the numbers of shares of the Fund's portfolio securities that will be applicable that day to redemption requests in proper form ("Fund Securities"). Fund Securities received on redemption may not be identical to Deposit Securities which are applicable to purchases of Creation Units. Unless cash redemptions are available or specified for a particular Fund, the redemption proceeds consist of the Fund Securities, plus cash in an amount equal to the difference between the net asset value of Shares being redeemed as next determined after receipt by the transfer agent of a redemption request in proper form, and the value of the Fund Securities (the "Cash Redemption Amount"), less the applicable redemption fee and, if applicable, any transfer taxes. Should the Fund Securities have a value greater than the net asset value of Shares being redeemed, a compensating cash payment to the Trust equal to the differential, plus the applicable redemption fee and, if applicable, any transfer taxes will be required to be arranged for by or on behalf of the redeeming shareholder. For more details, see "CREATION AND REDEMPTION OF CREATION UNIT AGGREGATIONS" in the Statement of Additional Information.

An order to redeem Creation Units of a Fund may only be effected by or through an Authorized Participant. An order to redeem must be placed for one or more whole Creation Units and must be received by the transfer agent in proper form no later than the close of regular trading on the AMEX (ordinarily 4:00 p.m.) in order to receive that day's closing net asset value per Share. In the case of custom orders, as further described in the Statement of Additional Information, the order must be received by the transfer agent no later than 3:00 p.m. New York time.

A fixed redemption transaction fee of $500 (the "Redemption Transaction Fee") is applicable to each redemption transaction regardless of the number of Creation Units redeemed in the transaction. An additional charge of up to four times the Redemption Transaction Fee may be charged to approximate additional expenses incurred by the Trust with respect to redemptions effected outside of the Clearing Process or to the extent that redemptions are for cash. Each Fund reserves the right to effect redemptions in cash. A shareholder may request a cash redemption in lieu of securities, however, each Fund may, in its discretion, reject any such request. See "CREATION AND REDEMPTION OF CREATION UNIT AGGREGATIONS" in the Statement of Additional Information.


DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends from net investment income, if any, are declared and paid quarterly. Each Fund distributes its net realized capital gains, if any, to shareholders annually.


Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available.


TAXES

As with any investment, you should consider how your investment in Shares will be taxed. The tax information in this prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in Shares.

Unless your investment in Shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA plan, you need to be aware of the possible tax consequences when:

     -    Your Fund makes distributions,


     -    You sell your Shares listed on the AMEX, and


     -    You purchase or redeem Creation Units.


TAXES ON DISTRIBUTIONS


In the case of the Funds described in this Prospectus, dividends from net investment income, if any, are declared and paid quarterly. Each Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements. In general, your distributions are subject to federal income tax when they are paid, whether you take them in cash or reinvest them in a Fund. Dividends paid out of a Fund's income and net short-term gains, if any, are taxable as ordinary income. Distributions of net long-term capital gains, if any, in excess of net short-term capital losses are taxable as long-term capital gains, regardless of how long you have held the Shares.


Under the provisions of the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the "2003 Tax Act"), long-term capital gains tax rates have generally been reduced for individuals to a maximum of 15% for taxable years beginning before January 1, 2009. In addition, some ordinary dividends declared and paid by a Fund to individual shareholders may qualify for taxation at the lower reduced tax rates applicable to long-term capital gains, provided that holding period and other requirements are met by the Fund and the shareholder.


Distributions in excess of a Fund's current and accumulated earnings and profits are treated as a tax-free return of capital to the extent of your basis in the Shares, and as capital gain thereafter. A distribution will reduce a Fund's net asset value per Share and may be taxable to you as ordinary income or capital gain even though, from an investment standpoint, the distribution may constitute a return of capital.

By law, your Fund must withhold a percentage of your distributions and proceeds if you have not provided a taxpayer identification number or social security number. The backup withholding rate is currently 28%.

TAXES ON EXCHANGE-LISTED SHARE SALES


Currently, any capital gain or loss realized upon a sale of Shares is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as short-term capital gain or loss if the Shares have been held for one year or less. The ability to deduct capital losses may be limited.


TAXES ON PURCHASE AND REDEMPTION OF CREATION UNITS

An AP who exchanges equity securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the exchanger's aggregate basis in the securities surrendered and the Cash Component paid. A person who exchanges Creation Units for equity securities will generally recognize a gain or loss equal to the difference between the exchanger's basis in the Creation Units and the aggregate market value of the securities received and the Cash Redemption Amount. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing "wash sales," or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.

Under current federal tax laws, any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as a short-term capital gain or loss if the Shares have been held for one year or less.

If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many Shares you purchased or sold and at what price.

The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in a Fund. It is not a substitute for personal tax advice. You may also be subject to state and local taxation on Fund distributions, and sales of Fund Shares. Consult your personal tax advisor about the potential tax consequences of an investment in Fund Shares under all applicable tax laws.

DISTRIBUTION PLAN

________, will serve as principal underwriter for the Shares during the Subscription Offering.


ALPS Distributors, Inc. serves as the Distributor of Creation Units for each Fund during the Continuous Offering on an agency basis. The Distributor does not maintain a secondary market in Shares.

The Board of Trustees of the Trust has adopted a Distribution and Services Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with its Rule 12b-1 plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities.



No 12b-1 fees are currently paid by any Fund, and there are no plans to impose these fees. However, in the event 12b-1 fees are charged in the future, because these fees are paid out of each Fund's assets, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

NET ASSET VALUE

The Bank of New York Company, Inc. ("BONY") calculates each Fund's NAV at the close of regular trading (normally 4:00 p.m. New York time) every day the NYSE is open. NAV is calculated by deducting all of the Fund's liabilities from the total value of its assets and dividing the result by the number of shares outstanding, rounding to the nearest cent. All valuations are subject to review by the Trust's Board of Trustees or its delegate.


In determining NAV, expenses are accrued and applied daily and securities and other assets for which market quotations are available are valued at market value. Common stocks and other equity securities are valued at the last sales price that day or in the case of the NASDAQ, at the NASDAQ official closing price. When price quotes are not readily available, securities will be valued at fair value.

FUND SERVICE PROVIDERS


BONY is the administrator, custodian, fund accounting and transfer agent for the Funds. Clifford Chance US LLP, 31 West 52nd Street, New York, NY 10019, serves as legal counsel to the Funds.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017, serves as the Funds' independent registered public accounting firm. PricewaterhouseCoopers LLP is responsible for auditing the annual financial statements of the Funds.


INTELLIDEX & INDEX PROVIDERS


The AMEX is the Intellidex Provider for certain of the Funds. The Intellidex Provider is not affiliated with the Trust, the Adviser or the Distributor. The Adviser has entered into a license agreement with the Intellidex Provider to use the Intellidexes. The Adviser, in turn, is granting sublicensee rights at no charge to the Trust to use the Intellidex.

The AMEX develops, calculates, and maintains its own proprietary indices, and serves as the calculation agent for third-party indices. AMEX publishes index values to market data vendors through the facilities of the Consolidated Tape Association's Network B. The more than 200 index values currently calculated by the AMEX are used as benchmarks, or to support the trading of Exchange Traded Funds, Index Options, and other Structured Products listed on the AMEX. Index changes (additions, deletions, share changes, price adjustments, rebalances, etc.) are announced by the AMEX as early as practicable prior to the effectiveness of the change or scheduled event -- these announcements are currently available on the Index Daily List on http://www.amextrader.com.

Value Line, Inc. is the Index Provider for the Value Line #1 Timeliness(TM) and Safety(TM) Portfolio. Value Line, Inc. is not affiliated with the Trust, the Adviser or the Distributor.

WilderShares LLC ("WilderShares") is the Index Provider for the PowerShares WilderHill Clean Energy Portfolio. WilderShares is not affiliated with the Trust, the Adviser or the Distributor.

Zacks Investment Research is the Index Provider for the Zacks Rank Large Cap Portfolio. Zacks Investment Research is not affiliated with the Trust, the Adviser or the Distributor.


DISCLAIMERS


The "Dynamic Large Cap Growth Intellidex(SM)", "Dynamic Large Cap Value Intellidex(SM)", "Dynamic Mid Cap Growth Intellidex(SM)", "Dynamic Mid Cap Value Intellidex(SM)", "Dynamic Small Cap Growth Intellidex(SM)", "Dynamic Small Cap Value Intellidex(SM)", "Dynamic Aerospace & Defense Intellidex(SM)", "Dynamic Biotechnology & Genome Intellidex(SM)", "Dynamic Brand Name Products Intellidex(SM)", "Dynamic Consumer Electronics Intellidex(SM)", "Dynamic Food & Beverage Intellidex(SM)", "Dynamic Hardware Intellidex(SM)", "Dynamic Internet Software & Services Intellidex(SM)", "Dynamic Leisure and Entertainment Intellidex(SM)", "Dynamic Media Intellidex(SM)", "Dynamic Networking Intellidex(SM)", "Dynamic Pharmaceuticals Intellidex(SM)", "Dynamic Semiconductors Intellidex(SM)", "Dynamic Software Intellidex(SM)", "Dynamic Telecommunications Services Intellidex(SM)" and "Dynamic Wireless Intellidex(SM)" are trademarks of the AMEX and have been licensed for use for certain purposes by the Adviser. The "Value Line #1 Timeliness(TM) and Safety(TM) Index " is a trademark of Value Line, Inc. and has been licensed for use for certain purposes by the Adviser. The "WilderHill Clean Energy Index" is a trademark of WilderShares and has been licensed for use for certain purposes by the Adviser. The "Zacks Rank Large Cap Index" is a trademark of Zacks Investment Research and has been licensed for use for certain purposes by the Adviser. Set forth below is a list of each Fund and the underlying index upon which it is based:

FUND                                                         UNDERLYING INTELLIDEX OR INDEX
----                                                         ------------------------------
PowerShares Dynamic Large Cap Growth Portfolio               Dynamic Large Cap Growth Intellidex(SM)
PowerShares Dynamic Large Cap Value Portfolio                Dynamic Large Cap Value Intellidex(SM)
PowerShares Dynamic Mid Cap Growth Portfolio                 Dynamic Mid Cap Growth Intellidex(SM)
PowerShares Dynamic Mid Cap Value Portfolio                  Dynamic Mid Cap Value Intellidex(SM)
PowerShares Dynamic Small Cap Growth Portfolio               Dynamic Small Cap Growth Intellidex(SM)
PowerShares Dynamic Small Cap Value Portfolio                Dynamic Small Cap Value Intellidex(SM)
PowerShares Dynamic Aerospace & Defense Portfolio            Dynamic Aerospace & Defense Intellidex(SM)
PowerShares Dynamic Biotechnology & Genome Portfolio         Dynamic Biotechnology & Genome Intellidex(SM)
PowerShares Dynamic Brand Name Products Portfolio            Dynamic Brand Name Products Intellidex(SM)
PowerShares Dynamic Consumer Electronics Portfolio           Dynamic Consumer Electronics Intellidex(SM)
PowerShares Dynamic Food & Beverage Portfolio                Dynamic Food & Beverage Intellidex(SM)
PowerShares Dynamic Hardware Portfolio                       Dynamic Hardware Intellidex(SM)
PowerShares Dynamic Internet Software & Services Portfolio   Dynamic Internet Software & Services Intellidex(SM)
PowerShares Dynamic Leisure and Entertainment Portfolio      Dynamic Leisure and Entertainment Intellidex(SM)
PowerShares Dynamic Media Portfolio                          Dynamic Media Intellidex(SM)
PowerShares Dynamic Networking Portfolio                     Dynamic Networking Intellidex(SM)
PowerShares Dynamic Pharmaceuticals Portfolio                Dynamic Pharmaceuticals Intellidex(SM)
PowerShares Dynamic Semiconductors Portfolio                 Dynamic Semiconductors Intellidex(SM)
PowerShares Dynamic Software Portfolio                       Dynamic Software Intellidex(SM)
PowerShares Dynamic Telecommunications Services Portfolio    Dynamic Telecommunications Services Intellidex(SM)
PowerShares Dynamic Wireless Portfolio                       Dynamic Wireless Intellidex(SM)
PowerShares Value Line #1 Timeliness(TM) and Safety(TM)      Value Line #1 Timeliness(TM) and Safety(TM) Index
Portfolio
PowerShares WilderHill Clean Energy Portfolio                WilderHill Clean Energy Index
PowerShares Zacks Rank Large Cap Portfolio                   Zacks Rank Large Cap Index

None of the Funds is sponsored, endorsed, sold or promoted by the AMEX, Value Line, Inc., WilderShares or Zacks Investment Research and neither the AMEX, Value Line, Inc., WilderShares nor Zacks Investment Research makes any representation regarding the advisability of investing in Shares of these Funds.

The AMEX makes no representation or warranty, express or implied, to the owners of Fund Shares or any member of the public regarding the advisability of investing in securities generally or in Shares particularly. As the Intellidex Provider, the AMEX's only relationship to the Distributor, the Adviser or the Trust is the licensing of certain trademarks and trade names of the AMEX, the Dynamic Large Cap Growth Intellidex(SM), Dynamic Large Cap Value Intellidex(SM), Dynamic Mid Cap Growth Intellidex(SM), Dynamic Mid Cap Value Intellidex(SM), Dynamic Small Cap Growth Intellidex(SM), Dynamic Small Cap Value Intellidex(SM), Dynamic Aerospace & Defense Intellidex(SM), Dynamic Biotechnology & Genome Intellidex(SM), Dynamic Brand Name Products Intellidex(SM), Dynamic Consumer Electronics Intellidex(SM), Dynamic Food & Beverage Intellidex(SM), Dynamic Hardware Intellidex(SM), Dynamic Internet Software & Services Intellidex(SM), Dynamic Leisure and Entertainment Intellidex(SM), Dynamic Media Intellidex(SM), Dynamic Networking Intellidex(SM), Dynamic Pharmaceuticals Intellidex(SM), Dynamic Semiconductors Intellidex(SM), Dynamic Software Intellidex(SM), Dynamic Telecommunications Services Intellidex(SM) and Dynamic Wireless Intellidex(SM). In addition, the AMEX acts as the exchange on which the Shares are traded. The Underlying Intellidexes are selected and calculated without regard to the Distributor, the Adviser, the Trust or any holders of Shares. The AMEX has no obligation to take the needs of the Distributor, the Adviser, the Trust or the owners of Shares into consideration in determining, composing or calculating the Indices. The AMEX is not responsible for and has not participated in the determination of the prices and amount of Shares or the timing of the issuance or sale of Shares or in the determination of any financial calculations relating thereto. The AMEX has no obligation or liability in connection with the administration of the Trust, or marketing of the Shares. The AMEX does not guarantee the accuracy and/or the completeness of the Indices or any data included therein, and the AMEX shall have no liability for any errors, omissions, or interruptions therein. The AMEX makes no warranty, express or implied, as to results to be obtained by the Distributor, the Adviser, the Trust or owners of Shares, or any other person or entity, from the use of the Underlying Intellidexes or any data included therein. The AMEX makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Intellidexes or any data included therein, the Funds, the Trust or the Shares. Without limiting any of the foregoing, in no event shall the AMEX have any liability for any special, punitive, indirect, or consequential damages (including lost profits) resulting from the use of the Underlying Intellidexes or any data included therein, the Funds, the Trust or the Shares, even if notified of the possibility of such damages.

Value Line, Inc.'s only relationship to the Adviser is Value Line, Inc.'s licensing to the Adviser certain Value Line, Inc.trademarks, Indexes and tradenames which are composed by Value Line, Inc. without regard to the Adviser, this product or any investor.

WilderShares' only relationship to the Adviser is WilderShares' licensing to the Adviser certain WilderShares trademarks, the Underlying Index and tradenames which are composed by WilderShares without regard to the Adviser, this product or any investor.

Zacks Investment Research's only relationship to the Adviser is Zacks Investment Research's licensing to the Adviser certain Zacks Investment Research trademarks, Indexes and tradenames which are composed by Zacks Investment Research without regard to the Adviser, this product or any investor.


The Adviser does not guarantee the accuracy and/or the completeness of the Underlying Intellidexes or Indexes or any data included therein, and the Adviser shall have no liability for any errors, omissions, or interruptions therein. The Adviser makes no warranty, express or implied, as to results to be obtained by the Funds, owners of the Shares of the Funds, or any other person or entity from the use of the Underlying

Intellidexes or Indexes or any data included therein. The Adviser makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Intellidexes or Indexes or any data included therein. Without limiting any of the foregoing, in no event shall the Adviser have any liability for any special, punitive, direct, indirect, or consequential damages (including lost profits) arising out of matters relating to the use of the Underlying Intellidexes or Indexes, even if notified of the possibility of such damages.

OTHER INFORMATION

For purposes of the 1940 Act, each Fund is a registered investment company and the acquisition of Shares by other investment companies is subject to the restrictions of Section 12(d)(1) of the 1940 Act.

CONTINUOUS OFFERING


The method by which Creation Unit Aggregations of Fund Shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Unit Aggregations of Shares are issued and sold by the Funds on an ongoing basis, a "distribution," as such term is used in the Securities Act of 1933, as amended (the "Securities Act"), may occur at any point. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus-delivery requirement and liability provisions of the Securities Act.


For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Unit Aggregations after placing an order with the Distributor, breaks them down into constituent Shares, and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a characterization as an underwriter.


Broker-dealer firms should also note that dealers who are not "underwriters" but are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. The Trust, however, has received from the Securities and Exchange Commission an exemption from the prospectus delivery obligation in ordinary secondary market transactions under certain circumstances, on the condition that purchasers are provided with a product description of the Shares. As a result, broker dealer-firms should note that dealers who are not underwriters but are participating in a distribution (as contrasted with ordinary secondary market transactions) and thus dealing with the Shares that are part of an overallotment within the meaning of Section 4(3)(a) of the Securities Act would be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. Firms that incur a prospectus delivery obligation with respect to Shares are reminded that, under the Securities Act Rule 153, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the AMEX is satisfied by the fact that the prospectus is available at the AMEX upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

FOR MORE INFORMATION

For more detailed information on the Trust, Funds and Shares, you may request a copy of the Funds' Statement of Additional Information ("SAI"). The SAI provides detailed information about the Funds, and is incorporated by reference into this Prospectus. This means that the SAI, for legal purposes, is a part of this Prospectus. If you have questions about the Funds or Shares or you wish to obtain the SAI free of charge, please:


          Call:

          ALPS Distributors, Inc. at 1-800-THE-AMEX (843-2639)

          Monday through Friday

          8:00 a.m. to 5:00 p.m. Mountain Time

          Write:  PowerShares Exchange-Traded Fund Trust
                  c/o ALPS Distributors, Inc.
                  1625 Broadway, Suite 2200
                  Denver, Colorado 80202

                  Visit: www.powershares.com

Information about the Funds (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR Database on the Commission's Internet site at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address:

          publicinfo@sec.gov

or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102. The Trust's registration number under the Investment Company Act of 1940 is 811-21265.

No person is authorized to give any information or to make any representations about the Funds and their Shares not contained in this Prospectus and you should not rely on any other information. Read and keep the Prospectus for future reference.

DEALERS EFFECTING TRANSACTIONS IN THE FUNDS' SHARES, WHETHER OR NOT PARTICIPATING IN THIS DISTRIBUTION, ARE GENERALLY REQUIRED TO DELIVER A PROSPECTUS. THIS IS IN ADDITION TO ANY OBLIGATION OF DEALERS TO DELIVER A PROSPECTUS WHEN ACTING AS UNDERWRITERS.

                              SUBJECT TO COMPLETION
      PRELIMINARY STATEMENT OF ADDITIONAL INFORMATION DATED         , 2004

THE INFORMATION IN THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT COMPLETE AND MAY BE CHANGED. THE TRUST MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY JURISDICTION WHERE THE OFFER OR SALE IS NOT PERMITTED.


                    INVESTMENT COMPANY ACT FILE NO. 811-21265

                     POWERSHARES EXCHANGE-TRADED FUND TRUST




                       STATEMENT OF ADDITIONAL INFORMATION

                             DATED ___________, 2004


This Statement of Additional Information is not a Prospectus. It should be read in conjunction with the Prospectus dated April 17, 2003 for the PowerShares Dynamic Market Portfolio and PowerShares Dynamic OTC Portfolio, and the Prospectus dated _________, 2004 (the "Prospectus") for the PowerShares Dynamic Large Cap Growth Portfolio, PowerShares Dynamic Large Cap Value Portfolio, PowerShares Dynamic Mid Cap Growth Portfolio, PowerShares Dynamic Mid Cap Value Portfolio, PowerShares Dynamic Small Cap Growth Portfolio, PowerShares Dynamic Small Cap Value Portfolio, PowerShares Dynamic Aerospace & Defense Portfolio, PowerShares Dynamic Biotechnology & Genome Portfolio, PowerShares Dynamic Brand Name Products Portfolio, PowerShares Dynamic Consumer Electronics Portfolio, PowerShares Dynamic Food & Beverage Portfolio, PowerShares Dynamic Hardware Portfolio, PowerShares Dynamic Internet Software & Services Portfolio, PowerShares Dynamic Leisure and Entertainment Portfolio, PowerShares Dynamic Media Portfolio, PowerShares Dynamic Networking Portfolio, PowerShares Dynamic Pharmaceuticals Portfolio, PowerShares Dynamic Semiconductors Portfolio, PowerShares Dynamic Software Portfolio, PowerShares Dynamic Telecommunications Services Portfolio, PowerShares Dynamic Wireless Portfolio, PowerShares Value Line #1 Timeliness(TM) and Safety(TM) Portfolio, PowerShares WilderHill Clean Energy Portfolio and PowerShares Zacks Rank Large Cap Portfolio, each of which is a series of the PowerShares Exchange-Traded Fund Trust (the "Trust"), as it may be revised from time to time. Capitalized terms used herein that are not defined have the same meaning as in the Prospectuses, unless otherwise noted. A copy of each Prospectus may be obtained without charge by writing to the Trust's Distributor, Alps Distributors Inc., 1625 Broadway, Suite 2200, Denver, Colorado 80202 or by calling toll free (800) 843-2639.


                                TABLE OF CONTENTS


                                                                                                               PAGE
                                                                                                               ----
GENERAL DESCRIPTION OF THE TRUST AND THE FUNDS                                                                    4

EXCHANGE LISTING AND TRADING                                                                                      4

INVESTMENT RESTRICTIONS AND POLICIES                                                                              5

INVESTMENT POLICIES AND RISKS                                                                                   9

GENERAL CONSIDERATIONS AND RISKS                                                                                12

MANAGEMENT                                                                                                      14

BROKERAGE TRANSACTIONS                                                                                          28

ADDITIONAL INFORMATION CONCERNING THE TRUST                                                                     28

CREATION AND REDEMPTION OF CREATION UNIT AGGREGATIONS                                                           32

TAXES                                                                                                           42

FEDERAL TAX TREATMENT OF FUTURES AND OPTIONS CONTRACTS                                                          44

DETERMINATION OF NAV                                                                                            44

DIVIDENDS AND DISTRIBUTIONS                                                                                     44


MISCELLANEOUS INFORMATION                                                                                       45

FINANCIAL STATEMENTS                                                                                            45

GENERAL DESCRIPTION OF THE TRUST AND THE FUNDS


     The Trust currently consists of twenty-eight investment portfolios. This Statement of Additonal Information relates to twenty-six of the investment portfolios. The PowerShares Dynamic Market Portfolio, PowerShares Dynamic OTC Portofolio, PowerShares Dynamic Large Cap Growth Portfolio, PowerShares Dynamic Large Cap Value Portfolio, PowerShares Dynamic Mid Cap Growth Portfolio, PowerShares Dynamic Mid Cap Value Portfolio, PowerShares Dynamic Small Cap Growth Portfolio, PowerShares Dynamic Small Cap Value Portfolio, PowerShares Dynamic Aerospace & Defense Portfolio, PowerShares Dynamic Biotechnology & Genome Portfolio, PowerShares Dynamic Brand Name Products Portfolio, PowerShares Dynamic Consumer Electronics Portfolio, PowerShares Dynamic Food & Beverage Portfolio, PowerShares Dynamic Hardware Portfolio, PowerShares Dynamic Internet Software & Services Portfolio, PowerShares Dynamic Leisure and Entertainment Portfolio, PowerShares Dynamic Media Portfolio, PowerShares Dynamic Networking Portfolio, PowerShares Dynamic Pharmaceuticals Portfolio, PowerShares Dynamic Semiconductors Portfolio, PowerShares Dynamic Software Portfolio, PowerShares Dynamic Telecommunications Services Portfolio, PowerShares Dynamic Wireless Portfolio, PowerShares Value Line #1 Timeliness(TM) and Safety(TM) Portfolio, PowerShares WilderHill Clean Energy Portfolio and PowerShares Zacks Rank Large Cap Portfolio, are contained in this Statement of Information (each a "Fund" and together, the "Funds"). The Trust was organized as a Massachusetts business trust on June 9, 2000 and is authorized to have multiple series or portfolios. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The shares of the Funds are referred to herein as "Shares."

     The Funds are managed by PowerShares Capital Management LLC (the
"Adviser").

     The Funds offer and issue Shares at net asset value ("NAV") only in aggregations of a specified number of Shares (each a "Creation Unit" or a "Creation Unit Aggregation"), generally in exchange for a basket of equity securities included in the Underlying Index (the "Deposit Securities"), together with the deposit of a specified cash payment (the "Cash Component"). The Shares described in the Prospectus have been approved for listing and secondary trading on the American Stock Exchange (the "AMEX"), subject to notice of issuance. Fund Shares will trade on the AMEX at market prices that may be below, at, or above NAV. Shares are redeemable only in Creation Unit Aggregations and, generally, in exchange for portfolio securities and a specified cash payment. Creation Units are aggregations of 100,000 Shares. In the event of the liquidation of a Fund, the Trust may lower the number of Shares in a Creation Unit.

     The Trust reserves the right to offer a "cash" option for creations and redemptions of Fund Shares, although it has no current intention of doing so. Fund Shares may be issued in advance of receipt of Deposit Securities subject to various conditions including a requirement to maintain on deposit with the Trust cash at least equal to 115% of the market value of the missing Deposit Securities. See "Creation and Redemption of Creation Unit Aggregations." In each instance of such cash creations or redemptions, transaction fees may be imposed that will be higher than the transaction fees associated with in-kind creations or redemptions. In all cases, such fees will be limited in accordance with the requirements of the Securities and Exchange Commission (the "SEC") applicable to management investment companies offering redeemable securities.

EXCHANGE LISTING AND TRADING

     There can be no assurance that the requirements of the AMEX necessary to maintain the listing of Shares of each Fund will continue to be met. The AMEX may, but is not required to, remove the Shares of a Fund from listing if (i) following the initial 12-month period beginning at the commencement of trading of a Fund, there are fewer than 50 beneficial owners of the Shares of the Fund for 30 or more

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consecutive trading days; (ii) the value of the Underlying Index is no longer calculated or available; or (iii) such other event shall occur or condition exist that, in the opinion of the AMEX, makes further dealings on the AMEX inadvisable. The AMEX will remove the Shares of a Fund from listing and trading upon termination of such Fund.

     As in the case of other stocks traded on the AMEX, broker's commissions on transactions will be based on negotiated commission rates at customary levels.

     The Trust reserves the right to adjust the price levels of Shares in the future to help maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of each Fund.

INVESTMENT RESTRICTIONS AND POLICIES

INVESTMENT OBJECTIVES


     The investment objective of the PowerShares Dynamic Market Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the "Dynamic Market Intellidex(SM) Index" (the "Underlying Index").

     The investment objective of the PowerShares Dynamic OTC Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the "Dynamic OTC Intellidex(SM) Index" (the "Underlying Index").

     The investment objective of the PowerShares Dynamic Large Cap Growth Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the "Dynamic Large Cap Growth Intellidex(SM) Index" (the "Underlying Index").

     The investment objective of the PowerShares Dynamic Large Cap Value Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the "Dynamic Large Cap Value Intellidex(SM) Index" (the "Underlying Index").

     The investment objective of the PowerShares Dynamic Mid Cap Growth Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the "Dynamic Mid Cap Growth Intellidex(SM) Index" (the "Underlying Index").

     The investment objective of the PowerShares Dynamic Mid Cap Value Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the "Dynamic Mid Cap Value Intellidex(SM) Index" (the "Underlying Index").

     The investment objective of the PowerShares Dynamic Small Cap Growth Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the "Dynamic Small Cap Growth Intellidex(SM) Index" (the "Underlying Index").

     The investment objective of the PowerShares Dynamic Small Cap Value Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the "Dynamic Small Cap Value Intellidex(SM) Index" (the "Underlying Index").

     The investment objective of the PowerShares Dynamic Aerospace & Defense Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund's fees and

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expenses) of an equity index called the "Dynamic Aerospace & Defense
Intellidex(SM) Index" (the "Underlying Index").

     The investment objective of the PowerShares Dynamic Biotechnology & Genome Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the "Dynamic Biotechnology & Genome Intellidex(SM) Index" (the "Underlying Index").

     The investment objective of the PowerShares Dynamic Brand Name Products Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the "Dynamic Brand Name Products Intellidex(SM) Index" (the "Underlying Index").

     The investment objective of the PowerShares Dynamic Consumer Electronics Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the "Dynamic Consumer Electronics Intellidex(SM) Index" (the "Underlying Index").

     The investment objective of the PowerShares Dynamic Food & Beverage Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the "Dynamic Food & Beverage Intellidex(SM) Index" (the "Underlying Index").

     The investment objective of the PowerShares Dynamic Hardware Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the "Dynamic Hardware Intellidex(SM) Index" (the "Underlying Index").

     The investment objective of the PowerShares Dynamic Internet Software & Services Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the "Dynamic Internet Software & Services Intellidex(SM) Index" (the "Underlying Index").

     The investment objective of the PowerShares Dynamic Leisure and Entertainment Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the "Dynamic Leisure and Entertainment Intellidex(SM) Index" (the "Underlying Index").

     The investment objective of the PowerShares Dynamic Media Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the "Dynamic Media Intellidex(SM) Index" (the "Underlying Index").

     The investment objective of the PowerShares Dynamic Networking Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the "Dynamic Networking Intellidex(SM) Index" (the "Underlying Index").

     The investment objective of the PowerShares Dynamic Pharmaceuticals Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the "Dynamic Pharmaceuticals Intellidex(SM) Index" (the "Underlying Index").

     The investment objective of the PowerShares Dynamic Semiconductors Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the "Dynamic Semiconductors Intellidex(SM) Index" (the "Underlying Index").

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     The investment objective of the PowerShares Dynamic Software Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the "Dynamic Software Intellidex(SM) Index" (the "Underlying Index").

     The investment objective of the PowerShares Dynamic Telecommunications Services Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the "Dynamic Telecommunications Services Intellidex(SM) Index" (the "Underlying Index").

     The investment objective of the PowerShares Dynamic Wireless Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the "Dynamic Wireless Intellidex(SM) Index" (the "Underlying Index").


     The investment objective of the PowerShares Value Line #1 Timeliness(TM) and Safety(TM) Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the "Value Line #1 Timeliness(TM) and Safety(TM) Index" (the "Underlying Index").

     The investment objective of the PowerShares WilderHill Clean Energy Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the "WilderHill Clean Energy Index" (the "Underlying Index").


     The investment objective of the PowerShares Zacks Rank Large Cap Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the "Zacks Rank Large Cap Index" (the "Underlying Index").




INVESTMENT RESTRICTIONS


     The Board has adopted as fundamental policies the Funds' respective investment objectives and investment restrictions, numbered (1) through (9) below. Restrictions (1) and (2) below do not apply to the PowerShares WilderHill Clean Energy Portfolio as a non-diversified portfolio. Except as provided in the foregoing sentence, each Fund, as a fundamental policy, may not:


     (1) As to 75% of its total assets, invest more than 5% of the value of its total assets in the securities of any one issuer (other than obligations issued, or guaranteed, by the U.S. Government, its agencies or instrumentalities).

     (2) As to 75% of its total assets, purchase more than 10% of all outstanding voting securities or any class of securities of any one issuer.


     (3) Invest 25% or more of the value of its total assets in securities of issuers in any one industry or group of industries, except to the extent that the Underlying Index that the Fund replicates concentrates in an industry or group of industries. This restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.


     (4) Borrow money, except that the Fund may (i) borrow money from banks for temporary or emergency purposes (but not for leverage or the purchase of investments) and (ii) make other investments or engage in other transactions permissible under the 1940 Act that may involve a borrowing, provided that the combination of (i) and (ii) shall not exceed 33 1/3% of the value of the Fund's total assets (including the amount borrowed), less the Fund's liabilities (other than borrowings).

     (5) Act as an underwriter of another issuer's securities, except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in connection with the purchase and sale of portfolio securities.

     (6) Make loans to other persons, except through (i) the purchase of debt securities permissible under the Fund's investment policies, (ii) repurchase agreements, or (iii) the lending of portfolio securities, provided that no such loan of portfolio securities may be made by the Fund if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of the Fund's total assets.

     (7) Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund (i) from purchasing or selling options, futures contracts, or other derivative instruments, or (ii) from investing in securities or other instruments backed by physical commodities).

     (8) Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prohibit the Fund from purchasing or selling securities or other instruments backed by real estate or of issuers engaged in real estate activities).

     (9)  Issue senior securities, except as permitted under the 1940 Act.

     Except for restriction (4), if a percentage restriction is adhered to at the time of investment, a later increase in percentage resulting from a change in market value of the investment or the total assets, or the sale of a security out of the portfolio, will not constitute a violation of that restriction.

     The foregoing fundamental investment policies cannot be changed without approval by holders of a "majority of each Fund's outstanding voting shares." As defined in the 1940 Act, this means the vote of (i) 67% or more of the Fund's shares present at a meeting, if the holders of more than 50% of the Fund's shares are present or represented by proxy, or (ii) more than 50% of the Fund's shares, whichever is less.


     The investment objective of each Fund is also a fundamental policy that cannot be changed without approval by shareholders as described in the preceding paragraph; except that, with the approval of the Board of Trustees of the Trust (the "Board" or the "Trustees") and without shareholder approval, each Fund can amend its investment objective to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of an index provided and maintained by a different Index Provider so long as that replacement index is otherwise substantially identical to the original Underlying Index.


     In addition to the foregoing fundamental investment policies, each Fund is also subject to the following non-fundamental restrictions and policies, which may be changed by the Board of Trustees. Each Fund may not:

     (1) Sell securities short, unless the Fund owns or has the right to obtain securities equivalent in kind and amount to the securities sold short at no added cost, and provided that transactions in options, futures contracts, options on futures contracts, or other derivative instruments are not deemed to constitute selling securities short.

     (2) Purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions; and provided that margin deposits in connection with futures contracts, options on futures contracts, or other derivative instruments shall not constitute purchasing securities on margin.

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     (3)  Purchase securities of open-end or closed-end investment companies except in compliance with the Investment Company Act of 1940.


     (4) Enter into futures contracts or related options if more than 30% of the Fund's net assets would be represented by such instruments or more than 5% of the Fund's net assets would be committed to initial margin deposits and premiums on futures contracts and related options.

     (5) Invest in direct interests in oil, gas or other mineral exploration programs or leases; however, the Fund may invest in the securities of issuers that engage in these activities.

     (6) Invest in illiquid securities if, as a result of such investment, more than 15% of the Fund's net assets would be invested in illiquid securities.


     As identified in the Prospectus, each Fund is subject to a nonfundamental investment policy relating to the type of security identified in the Fund's name, which may be amended by the Board subject to 60 days' written notice to shareholders.


INVESTMENT POLICIES AND RISKS


     LOANS OF PORTFOLIO SECURITIES. Each Fund may lend its investment securities to approved borrowers. Any gain or loss on the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund. These loans cannot exceed 33 1/3% of each Fund's total assets.

     Approved borrowers are brokers, dealers, domestic and foreign banks, or other financial institutions that meet credit or other requirements as established by, and subject to the review of, the Trust's Board, so long as the terms, the structure and the aggregate amount of such loans are not inconsistent with the 1940 Act and the rules and regulations thereunder or interpretations of the SEC, which require that (a) the borrowers pledge and maintain with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government having a value at all times of not less than 105% of the value of the securities loaned (on a "mark-to-market" basis); (b) the loan be made subject to termination by the Fund at any time; and (c) the Fund receives reasonable interest on the loan. From time to time, a Fund may return a part of the interest earned from the investment of collateral received from securities loaned to the borrower and/or a third party that is unaffiliated with the Fund and that is acting as a finder.


     REPURCHASE AGREEMENTS. Each Fund may enter into repurchase agreements, which are agreements pursuant to which securities are acquired by the Fund from a third party with the understanding that they will be repurchased by the seller at a fixed price on an agreed date. These agreements may be made with respect to any of the portfolio securities in which the Fund is authorized to invest. Repurchase agreements may be characterized as loans secured by the underlying securities. Each Fund may enter into repurchase agreements with (i) member banks of the Federal Reserve System having total assets in excess of $500 million and
(ii) securities dealers ("Qualified Institutions"). The Adviser will monitor the continued creditworthiness of Qualified Institutions.

     The use of repurchase agreements involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities, as a result of its bankruptcy or otherwise, the Fund will seek to dispose of such securities, which action could involve costs or delays. If the seller becomes insolvent and subject to liquidation or reorganization under applicable bankruptcy or other laws, the Fund's ability to dispose of the underlying securities may be restricted. Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying securities. To minimize this risk, the securities underlying the repurchase agreement will be held by the custodian at all times in an amount at least equal to the repurchase price, including accrued interest. If the seller fails to repurchase the securities, the Fund may suffer a loss to the extent proceeds from the sale of the underlying securities are less than the repurchase price.

     The resale price reflects the purchase price plus an agreed upon market rate of interest. The collateral is marked to market daily.

     REVERSE REPURCHASE AGREEMENTS. Each Fund may enter into reverse repurchase agreements, which involve the sale of securities with an agreement to repurchase the securities at an agreed-upon price, date and interest payment and have the characteristics of borrowing. The securities purchased with the funds obtained from the agreement and securities collateralizing the agreement will have maturity dates no later than the repayment date. Generally the effect of such transactions is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while in many cases the Fund is able to keep some of the interest income associated with those securities. Such transactions are only advantageous if the Fund has an opportunity to earn a greater rate of return on the cash derived from these transactions than the interest cost of obtaining the same amount of cash. Opportunities to realize earnings from the use of the proceeds equal to or greater than the interest required to be paid may not always be available and the Fund intends to use the reverse repurchase technique only when the Adviser believes it will be advantageous to the Fund. The use of reverse repurchase agreements may exaggerate any interim increase or decrease in the value of the Fund's assets. The custodian bank will maintain a separate account for the Fund with securities having a value equal to or greater than such commitments. Under the 1940 Act, reverse repurchase agreements are considered loans.

     MONEY MARKET INSTRUMENTS. Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity. The instruments in which each Fund may invest include: (i) short-term obligations issued by the U.S. Government; (ii) negotiable certificates of deposit ("CDs"), fixed time deposits and bankers' acceptances of U.S. and foreign banks and similar institutions; (iii) commercial paper rated at the date of purchase "Prime-1" by Moody's or "A-1+" or "A-1" by S&P or, if unrated, of comparable quality as determined by the Adviser; (iv) repurchase agreements; and
(v) money market mutual funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker's acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.


     INVESTMENT COMPANIES. Each Fund may invest in the securities of other investment companies (including money market funds). Under the 1940 Act, each Fund's investment in investment companies is limited to, subject to certain exceptions, (i) 3% of the total outstanding voting stock of any one investment company, (ii) 5% of the Fund's total assets with respect to any one investment company and (iii) 10% of the Fund's total assets of investment companies in the aggregate.

     REAL ESTATE INVESTMENT TRUSTS ("REITS"). Each Fund may invest in the securities of real estate investment trusts to the extent allowed by law, which pool investors' funds for investments primarily in commercial real estate properties. Investment in REITs may be the most practical available means for the Fund to invest in the real estate industry. As a shareholder in a REIT, each Fund would bear its ratable share of the REIT's expenses, including its advisory and administration fees. At the same time, the Fund would continue to pay its own investment advisory fees and other expenses, as a result of which the Fund and its shareholders in effect will be absorbing duplicate levels of fees with respect to investments in REITs.


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     ILLIQUID SECURITIES. Each Fund may invest up to an aggregate amount of 15%
of its net assets in illiquid securities. Illiquid securities include securities subject to contractual or other restrictions on resale and other instruments that lack readily available markets.


     FUTURES AND OPTIONS. Each Fund may enter into U.S. futures contracts, options and options on futures contracts. These futures contracts and options will be used to simulate full investment in the Underlying Index, to facilitate trading or to reduce transaction costs. Each Fund will only enter into futures contracts and options on futures contracts that are traded on a U.S. exchange. Each Fund will not use futures or options for speculative purposes.


     A call option gives a holder the right to purchase a specific security or an index at a specified price ("exercise price") within a specified period of time. A put option gives a holder the right to sell a specific security or an index at a specified price within a specified period of time. The initial purchaser of a call option pays the "writer" i.e. the party selling the option a premium, which is paid at the time of purchase and is retained by the writer whether or not such option is exercised. Each Fund may purchase put options to hedge its portfolio against the risk of a decline in the market value of securities held and may purchase call options to hedge against an increase in the price of securities it is committed to purchase. Each Fund may write put and call options along with a long position in options to increase its ability to hedge against a change in the market value of the securities it holds or is committed to purchase.


     Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. Stock index contracts are based on indices that reflect the market value of common stock of the firms included in the indices. Each Fund may enter into futures contracts to purchase security indices when the Adviser anticipates purchasing the underlying securities and believes prices will rise before the purchase will be made. Assets committed to futures contracts will be segregated by the custodian to the extent required by law.

     An option on a futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in the underlying futures contract at a specified exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the fixtures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account that represents the amount by which the market price of the futures contract exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. The potential for loss related to the purchase of an option on a futures contract is limited to the premium paid for the option plus transaction costs. Because the value of the option is fixed at the point of purchase, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option changes daily and that change would be reflected in the NAV of each Fund. The potential for loss related to writing call options on equity securities or indexes is unlimited. The potential for loss related to writing put options is limited only by the aggregate strike price of the put option less the premium received.


     Each Fund may purchase and write put and call options on futures contracts that are traded on a U.S. exchange as a hedge against changes in value of its portfolio securities, or in anticipation of the purchase of securities, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected.


     RESTRICTIONS ON THE USE OF FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. The Commodity Futures Trading Commission recently eliminated limitations on futures trading by certain regulated entities, including registered investment companies, and consequently registered investment companies

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may engage in unlimited futures transactions and options thereon provided that the investment manager to the company claims an exclusion from regulation as a commodity pool operator. In connection with its management of the Trust, the Adviser has claimed such an exclusion from registration as a commodity pool operator under the Commodity Exchange Act (the "CEA"). Therefore, it is not subject to the registration and regulatory requirements of the CEA. Therefore, there are no limitations on the extent to which each Fund may engage in non-hedging transactions involving futures and options thereon, except as set forth in the Funds' Prospectuses and this Statement of Additional Information.



     Upon entering into a futures contract, each Fund will be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 5% to 7% of the contract amount (this amount is subject to change by the exchange on which the contract is traded). This amount, known as "initial margin," is in the nature of a performance bond or good faith deposit on the contract and is returned to each Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin," to and from the broker will be made daily as the price of the index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." At any time prior to expiration of a futures contract, each Fund may elect to close the position by taking an opposite position, which will operate to terminate each Fund's existing position in the contract.

     SWAP AGREEMENTS. Swap agreements are contracts between parties in which one party agrees to make periodic payments to the other party (the "Counterparty") based on the change in market value or level of a specified rate, index or asset. In return, the Counterparty agrees to make periodic payments to the first party based on the return of a different specified rate, index or asset. Swap agreements will usually be done on a net basis, each Fund receiving or paying only the net amount of the two payments. The net amount of the excess, if any, of each Fund's obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or highly liquid securities having an aggregate value at least equal to the accrued excess is maintained in an account at the Trust's custodian bank.


     The use of interest-rate and index swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. These transactions generally do not involve the delivery of securities or other underlying assets or principal.


     The use of swap agreements involves certain risks. For example, if the Counterparty under a swap agreement defaults on its obligation to make payments due from it, as a result of its bankruptcy or otherwise, each Fund may lose such payments altogether, or collect only a portion thereof, which collection could involve costs or delays.


GENERAL CONSIDERATIONS AND RISKS

     A discussion of the risks associated with an investment in the Funds is contained in the Prospectus in the "Principal Risks of Investing in the Funds" and "Additional Risks" sections. The discussion below supplements, and should be read in conjunction with, these sections of the Prospectus.

     An investment in a Fund should be made with an understanding that the value of the Fund's portfolio securities may fluctuate in accordance with changes in the financial condition of the issuers of the portfolio securities, the value of common stocks in general and other factors that affect the market.

     An investment in a Fund should also be made with an understanding of the risks inherent in an investment in equity securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the stock market may deteriorate (either of which may cause a decrease in the value of the portfolio securities and thus in the value of Fund Shares). Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence and perceptions of their issuers' change. These investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises.

     Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the issuer, have generally inferior rights to receive payments from the issuer in comparison with the rights of creditors, or holders of debt obligations or preferred stocks. Further, unlike debt securities which typically have a stated principal amount payable at maturity (whose value, however, is subject to market fluctuations prior thereto), or preferred stocks, which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity.

     The existence of a liquid trading market for certain securities may depend on whether dealers will make a market in such securities. There can be no assurance that a market will be made or maintained or that any such market will be or remain liquid. The price at which securities may be sold and the value of a Fund's Shares will be adversely affected if trading markets for the Fund's portfolio securities are limited or absent, or if bid/ask spreads are wide.

     RISKS OF FUTURES AND OPTIONS TRANSACTIONS. There are several risks accompanying the utilization of futures contracts and options on futures contracts. First, while each Fund plans to utilize futures contracts only if an active market exists for such contracts, there is no guarantee that a liquid market will exist for the contract at a specified time.


     Furthermore, because, by definition, futures contracts project price levels in the future and not current levels of valuation, market circumstances may result in a discrepancy between the price of the stock index future and the movement in the Underlying Index. In the event of adverse price movements, each Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, each Fund may be required to deliver the instruments underlying futures contracts it has sold.

     The risk of loss in trading futures contracts or uncovered call options in some strategies (e.g., selling uncovered stock index futures contracts) is potentially unlimited. Each Fund does not plan to use futures and options contracts in this way. The risk of a futures position may still be large as traditionally measured due to the low margin deposits required. In many cases, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor relative to the size of a required margin deposit. Each Fund, however, intends to utilize futures and options contracts in a manner designed to limit their risk exposure to levels comparable to direct investment in stocks.


     Utilization of futures and options on futures by the Funds involves the risk of imperfect or even negative correlation to the Underlying Index if the index underlying the futures contract differs from the Underlying Index. There is also the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in the futures contract or option; however, this risk is substantially minimized because (a) of the regulatory requirement that the broker has to "segregate" customer funds from its corporate funds, and (b) in the case of regulated exchanges in the United States, the clearing corporation stands behind the broker to make good losses in such a situation. The purchase of put or call options could be based upon predictions by the Adviser as to anticipated trends, which predictions could prove to be incorrect and a part or all of the premium paid therefore could be lost.

     Because the futures market imposes less burdensome margin requirements than the securities market, an increased amount of participation by speculators in the futures market could result in price fluctuations. Certain financial futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount by which the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting the Fund to substantial losses. In the event of adverse price movements, the Fund would be required to make daily cash payments of variation margin.


     Although each Fund intends to enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist for the contracts at any particular time.

     RISKS OF SWAP AGREEMENTS. The risk of loss with respect to swaps generally is limited to the net amount of payments that each Fund is contractually obligated to make. Swap agreements are also subject to the risk that the swap counterparty will default on its obligations. If such a default were to occur, each Fund will have contractual remedies pursuant to the agreements related to the transaction. However, such remedies may be subject to bankruptcy and insolvency laws which could affect the Fund's rights as a creditor -- (e.g., the Fund may not receive the net amount of payments that it contractually is entitled to receive). Each Fund, however, intends to utilize swaps in a manner designed to limit its risk exposure to levels comparable to direct investments in stocks.


MANAGEMENT


     The general supervision of the duties performed by the Adviser for the Funds under the Investment Advisory Agreement is the responsibility of the Board of Trustees. The Trust currently has five Trustees. Three Trustees have no affiliation or business connection with the Adviser or any of its affiliated persons and do not own any stock or other securities issued by the Adviser. These are the "non-interested" or "independent" Trustees ("Independent Trustees"). The other two Trustees (the "Management Trustees") are affiliated with the Adviser.

     The Independent Trustees of the Trust, their term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex (defined below) overseen by each Independent Trustee, and other directorships, if any, held by the Trustee are shown below. The Independent Trustees began their service with respect to two portfolios of the Trust on April 7, 2003. The Fund Complex includes all open and closed-end funds (including all of their portfolios) advised by the Adviser and any funds that have an investment adviser that is an affiliated person of the Adviser. As of the date of this SAI, the Fund Complex consists of the Trust's 28 portfolios.



                                                                                     NUMBER OF
                                                                                     PORTFOLIOS IN
                                                LENGTH OF    PRINCIPAL               FUND COMPLEX   OTHER
NAME, ADDRESS AND AGE OF           POSITION(S)  TIME         OCCUPATION(S) DURING    OVERSEEN BY    DIRECTORSHIPS HELD
INDEPENDENT TRUSTEES               WITH TRUST   SERVED       PAST 5 YEARS            TRUSTEES       BY TRUSTEES
----------------------------------------------------------------------------------------------------------------------
D. Mark McMillan (41)              Trustee      Since 2003   Member, Bell, Boyd &          28       Director of
c/o PowerShares Capital                                      Lloyd LLC                              Applied Systematic
Management LLC                                                                                      Trading LLC
855 West Prairie Ave.                                                                               (commodity trading
Wheaton, IL 60187                                                                                   advisor)

                                                                                     NUMBER OF
                                                                                     PORTFOLIOS IN
                                                LENGTH OF    PRINCIPAL               FUND COMPLEX   OTHER
NAME, ADDRESS AND AGE OF           POSITION(S)  TIME         OCCUPATION(S) DURING    OVERSEEN BY    DIRECTORSHIPS HELD
INDEPENDENT TRUSTEES               WITH TRUST   SERVED       PAST 5 YEARS            TRUSTEES       BY TRUSTEES
----------------------------------------------------------------------------------------------------------------------
Ronn R. Bagge (46)                 Trustee      Since 2003   YQA Capital Management        28       Advisor of Park
YQA Capital Management, LLC                                  LLC (July                              Industries, Inc.
1755 S. Naperville Rd., Suite 100                            1998-Present);                         (manufacturer);
Wheaton, IL 60187                                            formerly Owner/CEO of                  Director of
                                                             Electronic Dynamic                     MasterCare
                                                             Balancing Co., Inc.                    Experts, Inc.
                                                             (high-speed rotating                   (consumer
                                                             equipment service                      services);
                                                             provider)                              Advisor of IVCF
                                                                                                    Great Lakes Region
                                                                                                    (non profit);
                                                                                                    Director of Living
                                                                                                    Waters Wilderness
                                                                                                    Adventure Inc.
                                                                                                    (non-profit);
                                                                                                    Director of
                                                                                                    Wheaton Christian
                                                                                                    Grammar School

Philip M. Nussbaum (42)            Trustee      Since 2003   Principal, Betzold,           28       Director of the
c/o PowerShares Capital                                      Berg, Nussbaum &                       Betzold Companies;
Management LLC                                               Heitman, Inc. (July                    Director of the
855 West Prairie Ave.                                        1999-December 2000);                   Communication
Wheaton, IL 60187                                            formerly Executive                     Institute
                                                             Vice President of
                                                             Finance, Betzold,
                                                             Berg, Nussbaum &
                                                             Heitman, Inc.
                                                             (March 1994-July 1999)


The Trustees who are affiliated with the Adviser or affiliates of the Adviser and executive officers of the Trust, their term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex overseen by each Management Trustee and the other directorships, if any, held by the Trustee, are shown below.

                                                                                     NUMBER OF
                                                                                     PORTFOLIOS
                                                                                     IN FUND
                                                LENGTH       PRINCIPAL               COMPLEX
NAME, ADDRESS AND AGE OF           POSITION(S)  OF TIME      OCCUPATION(S) DURING    OVERSEEN       OTHER DIRECTORSHIPS
MANAGEMENT TRUSTEES                WITH TRUST   SERVED*      PAST 5 YEARS            BY TRUSTEES    HELD BY TRUSTEES
-----------------------------------------------------------------------------------------------------------------------
John Southard (34)                 Treasurer    Since 2003   Managing Director,            28       None
c/o PowerShares Capital                                      PowerShares Capital
Management LLC                                               Management LLC (August
855 West Prairie Ave.                                        2002 - Present);
Wheaton, IL 60187                                            Analyst, Charles A.
                                                             Schwab Securities (May
                                                             2001 - August 2002);
                                                             Analyst, Nike
                                                             Securities (October
                                                             1992 - May 2001)

H. Bruce Bond (41)                 Chief        Since 2003   Managing Director,            28       None
c/o PowerShares Capital            Executive                 PowerShares Capital
Management LLC                     Officer                   Management LLC (August
855 West Prairie Ave.                                        2002 - Present);
Wheaton, IL 60187                                            Manager, Nuveen
                                                             Investments (April
                                                             1998- August 2002)

NAME AND ADDRESS OF                POSITION(S) WITH  LENGTH OF TIME
EXECUTIVE OFFICER                  TRUST             SERVED*         PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
----------------------------------------------------------------------------------------------------------------
Keith Ovitt                        Secretary         Since 2003      Managing Director, PowerShares Capital
c/o PowerShares Capital                                              Management LLC (April 2003-Present);
Management LLC                                                       President, Ovitech (2002-2003); Vice
855 West Prairie Ave.                                                President of Information Systems for DFG
Wheaton, IL 60187                                                    Foods, LLC (Division of FoodBrands
                                                                     America/Tyson Foods) (1999 - 2002);
                                                                     Systems Manager, Nabisco Biscuit Company
                                                                     (1997-1999)

Kevin R. Gustafson                 Chief             Since 2004      Chief Compliance Officer, PowerShares
c/o PowerShares Capital            Compliance                        Capital Management LLC (September
Management LLC                     Officer                           2004-Present); Attorney, Nyberg &
855 West Prairie Ave.                                                Gustafson (2001-2004); Attorney, Burke,
Wheaton, IL 60187                                                    Warren, McKay & Serritella, P.C. (1997-2000)


----------

* This is the period for which the Trustee/Officer began serving the Trust.

     For each Trustee, the dollar range of equity securities beneficially owned by the Trustee in the Trust is each Fund and in all registered investment companies overseen by the Trustee is shown below. As of the date of this Statement of Information, each Fund except the PowerShares Dynamic Market Portfolio and the PowerShares Dynamic OTC Portfolio had not yet commenced operations.

                                                                              AGGREGATE DOLLAR RANGE OF EQUITY
                               DOLLAR RANGE OF EQUITY SECURITIES IN THE   SECURITIES IN ALL REGISTERED INVESTMENT
                                      POWERSHARES EXCHANGE-TRADED         COMPANIES OVERSEEN BY TRUSTEE IN FAMILY
                                              FUND TRUST                          OF INVESTMENT COMPANIES
NAME OF TRUSTEE                        (AS OF DECEMBER 31, 2003)                 (AS OF DECEMBER 31, 2003)
-----------------------------------------------------------------------------------------------------------------
D. Mark McMillan                                 None                                       None

Ronn R. Bagge                               $10,001-$50,000                           $10,001-$50,000

Philip M. Nussbaum                          $10,001-$50,000                           $10,001-$50,000

John W. Southard                             over $100,000                             over $100,000

H. Bruce Bond                                over $100,000                             over $100,000



     As to each Independent Trustee and his immediate family members, no person owned beneficially or of record securities in an investment adviser or principal underwriter of a Fund, or a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with an investment adviser or principal underwriter of a Fund.

     The Trust pays each Trustee who is not an "interested person" (as defined in the 1940 Act) an annual fee of $10,000 plus a per meeting fee of $500 for scheduled quarterly meetings of the Board attended by the Trustee and $250 for each special telephone meeting if applicable. The Trust also reimburses each Trustee for travel and other out-of-pocket expenses incurred in attending such meetings. Committee members do not receive any additional compensation for service on a committee.

     The Board of Trustees of the Trust met five times during the fiscal year ended April 30, 2004.

     The Board has an Audit Committee, consisting of three Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust. Messrs. McMillan, Bagge and Nussbaum currently serve as members of the Audit Committee. The Audit Committee has the responsibility, among other things, to: (i) approve and recommend to the Board the selection of the Trust's independent registered public accounting firm, (ii) review the scope of the independent registered public accounting firm's audit activity, (iii) review the audited financial statements and (iv) review with such independent registered public accounting firm the adequacy and the effectiveness of the Trust's internal controls. During the fiscal year ended April 30, 2004, the Audit Committee held one meeting. There is no separate nominating or investment committee.

     The Trustees fees are allocated among the Funds based on net assets. The following sets forth the fees paid to each Trustee for the fiscal year ended April 30, 2004:



                                                              PENSION OR RETIREMENT
                                  AGGREGATE COMPENSATION   BENEFITS ACCRUED AS PART OF   TOTAL COMPENSATION PAID
NAME OF TRUSTEE                         FROM TRUST                FUND EXPENSES             FROM FUND COMPLEX
----------------------------------------------------------------------------------------------------------------
D. Mark McMillan                         $   12,000                    N/A                     $   12,000

Ronn R. Bagge                            $   12,000                    N/A                     $   12,000

Philip M. Nussbaum                       $   12,000                    N/A                     $   12,000

John W. Southard                                N/A                    N/A                            N/A

H. Bruce Bond                                   N/A                    N/A                            N/A



     The officers and Trustees of the Trust, in the aggregate, own less than 1% of the shares of each Fund.

     INVESTMENT ADVISER. The Adviser provides investment tools and portfolios for advisors and investors. The Adviser is committed to theoretically sound portfolio construction and empirically verifiable investment management approaches. Its asset management philosophy and investment discipline is deeply rooted in the application of intuitive factor analysis and model implementation to enhance investment decisions.


     The Adviser acts as investment adviser for and manages the investment and reinvestment of the assets of the Fund. The Adviser also administers the Trust's business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and permits any of its officers or employees to serve without compensation as Trustees or officers of the Trust if elected to such positions. In managing the Funds' investments, the principal portfolio manager is John Southard.


     Pursuant to an Investment Advisory Agreement between the Adviser and the Trust, each Fund has agreed to pay an annual management fee equal to a percentage of its average daily net assets set forth in the chart below. For the fiscal year ended April 30, 2004, the Adviser earned $221,836 and $141,602 for investment advisory services provided to the PowerShares Dynamic Market Portfolio and the PowerShares Dynamic OTC Portfolio, respectively, of which $201,799 and $61,535, respectively, was waived by the Adviser.



                FUND                                                        FEE
                ----                                                        ---
PowerShares Dynamic Market Portfolio                         0.50% of average daily net assets

PowerShares Dynamic OTC Portfolio                            0.50% of average daily net assets

PowerShares Dynamic Large Cap Growth Portfolio               0.50% of average daily net assets

PowerShares Dynamic Large Cap Value Portfolio                0.50% of average daily net assets

PowerShares Dynamic Mid Cap Growth Portfolio                 0.50% of average daily net assets

                FUND                                                        FEE
                ----                                                        ---
PowerShares Dynamic Mid Cap Value Portfolio                  0.50% of average daily net assets

PowerShares Dynamic Small Cap Growth Portfolio               0.50% of average daily net assets

PowerShares Dynamic Small Cap Value Portfolio                0.50% of average daily net assets

PowerShares Dynamic Aerospace & Defense Portfolio            0.50% of average daily net assets

PowerShares Dynamic Biotechnology & Genome Portfolio         0.50% of average daily net assets

PowerShares Dynamic Brand Name Products Portfolio            0.50% of average daily net assets

PowerShares Dynamic Consumer Electronics Portfolio           0.50% of average daily net assets

PowerShares Dynamic Food & Beverage Portfolio                0.50% of average daily net assets

PowerShares Dynamic Hardware Portfolio                       0.50% of average daily net assets

PowerShares Dynamic Internet Software & Services Portfolio   0.50% of average daily net assets

PowerShares Dynamic Leisure and Entertainment Portfolio      0.50% of average daily net assets

PowerShares Dynamic Media Portfolio                          0.50% of average daily net assets

PowerShares Dynamic Networking Portfolio                     0.50% of average daily net assets

PowerShares Dynamic Pharmaceuticals Portfolio                0.50% of average daily net assets

PowerShares Dynamic Semiconductors Portfolio                 0.50% of average daily net assets

PowerShares Dynamic Software Portfolio                       0.50% of average daily net assets

PowerShares Dynamic Telecommunications Services Portfolio    0.50% of average daily net assets

PowerShares Dynamic Wireless Portfolio                       0.50% of average daily net assets

PowerShares Value Line #1 Timeliness(TM) and Safety(TM)      0.50% of average daily net assets
Portfolio

PowerShares WilderHill Clean Energy Portfolio                0.50% of average daily net assets

PowerShares Zacks Rank Large Cap Portfolio                   0.50% of average daily net assets



     Each Fund is responsible for all its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, any distribution fees or expenses and extraordinary expenses. Pursuant to the Investment Advisory Agreement for each Fund, until April 30, 2006, with respect to each of the Dynamic Market Portfolio and the Dynamic OTC Portfolio, the Adviser has agreed to waive fees and/or pay fund expenses to the extent necessary to prevent the operating expenses of each Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes (expected to be de minimis), and extraordinary expenses) from exceeding the percentage of its average net assets set forth in the chart below. Pursuant to the Investment Advisory Agreement, until April 30, 2006, with respect to all other Portfolios, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of each Fund (excluding interest expense, brokerage commissions and other trading expenses, licensing fees, offering costs, taxes (expected to be de minimis), and extraordinary expenses) from exceeding the percentage of its average net assets set forth in the chart below. The offering costs excluded from the 0.60% expense cap are: (a) legal fees pertaining to the Fund's shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Adviser have entered into the Expense Agreement with respect to each Fund, in which the Adviser is currently waiving its management fees and/or paying certain other operating expenses of each Fund in order to maintain the Expense Cap. Expenses borne by the Adviser are subject to reimbursement by each Fund up to five years from the date the fee or expense was incurred, but no reimbursement payment will be made by each Fund if it would result in the Fund exceeding its Expense Cap.



                FUND                                                 FEE WAIVER
                ----                                                 ----------
PowerShares Dynamic Market Portfolio                         0.60% of average net assets

PowerShares Dynamic OTC Portfolio                            0.60% of average net assets

PowerShares Dynamic Large Cap Growth Portfolio               0.60% of average net assets

PowerShares Dynamic Large Cap Value Portfolio                0.60% of average net assets

PowerShares Dynamic Mid Cap Growth Portfolio                 0.60% of average net assets

PowerShares Dynamic Mid Cap Value Portfolio                  0.60% of average net assets

PowerShares Dynamic Small Cap Growth Portfolio               0.60% of average net assets

PowerShares Dynamic Small Cap Value Portfolio                0.60% of average net assets

PowerShares Dynamic Aerospace & Defense Portfolio            0.60% of average net assets

PowerShares Dynamic Biotechnology & Genome Portfolio         0.60% of average net assets

PowerShares Dynamic Brand Name Products Portfolio            0.60% of average net assets

PowerShares Dynamic Consumer Electronics Portfolio           0.60% of average net assets

PowerShares Dynamic Food & Beverage Portfolio                0.60% of average net assets

PowerShares Dynamic Hardware Portfolio                       0.60% of average net assets

PowerShares Dynamic Internet Software & Services Portfolio   0.60% of average net assets

PowerShares Dynamic Leisure and Entertainment Portfolio      0.60% of average net assets

PowerShares Dynamic Media Portfolio                          0.60% of average net assets

                FUND                                                 FEE WAIVER
                ----                                                 ----------
PowerShares Dynamic Networking Portfolio                     0.60% of average net assets

PowerShares Dynamic Pharmaceuticals Portfolio                0.60% of average net assets

PowerShares Dynamic Semiconductors Portfolio                 0.60% of average net assets

PowerShares Dynamic Software Portfolio                       0.60% of average net assets

PowerShares Dynamic Telecommunications Services Portfolio    0.60% of average net assets

PowerShares Dynamic Wireless Portfolio                       0.60% of average net assets

PowerShares Value Line #1 Timeliness(TM) and Safety(TM)      0.60% of average net assets
Portfolio

PowerShares WilderHill Clean Energy Portfolio                0.60% of average net assets

PowerShares Zacks Rank Large Cap Portfolio                   0.60% of average net assets



     Under the Investment Advisory Agreement, the Adviser will not be liable for any error of judgment or mistake of law or for any loss suffered by a Fund in connection with the performance of the Investment Advisory Agreement, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from reckless disregard of its duties and obligations thereunder. The Investment Advisory Agreement continues until April 28, 2006, and thereafter only if approved annually by the Board, including a majority of the Independent Trustees. The Agreement terminates automatically upon assignment and is terminable at any time without penalty as to a Fund by the Board, including a majority of the Independent Trustees, or by vote of the holders of a majority of each Fund's outstanding voting securities on 60 days' written notice to the Adviser, or by the Adviser on 60 days' written notice to the Fund.


     The Board of Trustees, including a majority of the Independent Trustees, initially approved the Trust's Investment Advisory Agreement with PowerShares Capital Management LLC respecting the Dynamic Market Portfolio and the Dynamic OTC Portfolio at a meeting held on April 7, 2003 (the "Meeting"). At the Meeting, the Adviser reviewed the founding of the firm, including a description of the Funds' development process and the Adviser's investment philosophy. The Adviser reviewed the background of those who will be involved in providing investment advisory and other services to the Funds. The Adviser described the efforts that had been made to obtain the necessary order from the SEC that was required before the Funds could begin operations, and the analysis that had been performed in determining which prospective service providers to recommend to the Board. The Adviser described the process that will be used in managing the Funds, and distributed materials comparing the performance of the Dynamic Market Index to that of the S&P 500.

     In addition, the Trustees were given data on the ETF market and expense ratios of comparative funds (some of which operate as unit investment trusts and do not involve portfolio management). The Trustees reviewed the terms of the proposed investment advisory agreement respecting the Dynamic Market Portfolio and the Dynamic OTC Portfolio, including the Adviser's commitment to pay annual Fund operating expenses (other than those expenses noted above) in excess of ..60% of average net assets through April 30, 2005. The Adviser discussed the cost estimates underlying its agreement to adhere to an expense cap, and the point at which providing investment advisory services to the Funds might prove to be profitable. The Board considered the following as relevant to its determination that the terms of the Investment Advisory Agreement are fair and reasonable and that the Agreement is in each Fund's best interests: (1) the qualifications of the Adviser's personnel, (2) that the investment advisory fees and projected expense ratios of the Funds are reasonable given the quality of services expected to be provided and are comparable to the advisory fee and expense ratios of similar investment companies (recognizing that the overall expenses are expected to be higher than most ETFs, but lower than managed open-end (non-ETF) funds), (3) the significant efforts expended by the Adviser to date in organizing the Trust and arranging for qualified firms to provide services to the Funds, and (4) other factors that the Board deemed relevant.


     The Board of Trustees, including a majority of the Independent Trustees, initially approved the Trust's Investment Advisory Agreement with PowerShares Capital Management LLC relating to the Dynamic Market Portfolio and the Dynamic OTC Portfolio at a meeting held on April 7, 2003 (the "Meeting"). At the Meeting, the Adviser reviewed the founding of the firm, including a description of the Funds' development process and the Adviser's investment philosophy. The Adviser reviewed the background of those who would be involved in providing investment advisory and other services to the Funds. The Adviser described the efforts that had been made to obtain the necessary order from the SEC that was required before the Funds could begin operations, and the analysis that had been performed in determining which prospective service providers to recommend to the Board. The Adviser described the process that was to be used in managing the Funds, and distributed materials comparing the performance of the Dynamic Market Index to that of the S&P 500.

     In addition, the Trustees were given data on the ETF market and expense ratios of comparative funds (some of which operate as unit investment trusts and do not involve portfolio management). The Trustees reviewed the terms of the proposed investment advisory agreement respecting the Dynamic Market Portfolio and the Dynamic OTC Portfolio, including the Adviser's commitment to pay annual Fund operating expenses (other than those expenses noted above) in excess of 0.60% of average net assets through April 30, 2005. The Adviser discussed the cost estimates underlying its agreement to adhere to an expense cap, and the point at which providing investment advisory services to the Funds might prove to be profitable. The Board considered the following as relevant to its determination that the terms of the Investment Advisory Agreement are fair and reasonable and that the Agreement is in each Fund's best interests: (1) the qualifications of the Adviser's personnel, (2) that the investment advisory fees and projected expense ratios of the Funds are reasonable given the quality of services expected to be provided and are comparable to the advisory fee and expense ratios of similar investment companies (recognizing that the overall expenses are expected to be higher than most ETFs, but lower than managed open-end (non-ETF) funds), (3) the significant efforts expended by the Adviser to date in organizing the Trust and arranging for qualified firms to provide services to the Funds, and (4) other factors that the Board deemed relevant.

     The Trustees reviewed the terms of the proposed investment advisory agreement, including the Adviser's commitment to pay annual Fund operating expenses (other than those expenses noted above) in excess of 0.60% of average net assets through April 30, 2006. The Adviser discussed the cost estimates underlying its agreement to adhere to an expense cap, and the point at which providing investment advisory services to each Fund might prove to be profitable. The Board considered the following as relevant to its determination that the terms of the Investment Advisory Agreement are fair and reasonable and that the Agreement is in the Funds' best interests: (1) the qualifications of the Adviser's personnel, (2) that the investment advisory fees and projected expense ratios of each Fund are reasonable given the quality of services expected to be provided and are comparable to the advisory fee and expense ratios of similar investment companies (recognizing that the overall expenses are expected to be higher than many ETFs, but the same as that of ETFs that track certain industries and lower than expense ratios for ETFs that track foreign indices and for managed open-end (non-ETF) funds), (3) the significant efforts expended by the Adviser to date in organizing the Trust and arranging for qualified firms to provide services to each Fund, (4) the expense cap commitment made by the Adviser and (5) other factors that the Board deemed relevant.

     PowerShares Capital Management LLC, organized February 7, 2003, is located at the Wheaton Oaks Professional Building, 855 West Prairie Avenue, Wheaton, Illinois 60187.


     ADMINISTRATOR. The Bank of New York Company, Inc. ("BONY") serves as Administrator for the Funds. Its principal address is 101 Barclay St., New York, NY 10286.

     BONY serves as Administrator for the Trust pursuant to an Administrative Services Agreement. Under the Administrative Services Agreement, BONY is obligated on a continuous basis, to provide such administrative services as the Board reasonably deems necessary for the proper administration of the Trust and each Fund. BONY will generally assist in all aspects of the Trust's and the Funds' operations; supply and maintain office facilities (which may be in BONY's own offices), statistical and research data, data processing services, clerical, accounting, bookkeeping and record keeping services (including, without limitation, the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agency agents), internal auditing, executive and administrative services, and stationery and office supplies; prepare reports to shareholders or investors; prepare and file tax returns; supply financial information and supporting data for reports to and filings with the SEC and various state Blue Sky authorities; supply supporting documentation for meetings of the Board; provide monitoring reports and assistance regarding compliance with the Declaration of Trust, by-laws, investment objectives and policies and with federal and state securities laws; and negotiate arrangements with, and supervise and coordinate the activities of, agents and others to supply services.

     Pursuant to the Administrative Services Agreement, the Trust has agreed to indemnify the Administrator for certain liabilities, including certain liabilities arising under the federal securities laws, unless such loss or liability results from negligence or willful misconduct in the performance of its duties.


     Pursuant to the Administrative Services Agreement between BONY and the Trust, each Fund has agreed to pay an annual administrative services fee of 0.03% of its average daily net assets. For the fiscal year ended April 30, 2004, BONY earned $13,362 and $8,574 for administrative services provided to the PowerShares Dynamic Market Portfolio and the PowerShares Dynamic OTC Portfolio, respectively.

     CUSTODIAN, TRANSFER AGENT AND FUND ACCOUNTING AGENT.

     BONY, located at 101 Barclay St., New York, NY 10286 also serves as custodian for the Funds pursuant to a Custodian Agreement. As custodian, BONY hold the Funds' assets, calculates the net asset value of Shares and calculates net income and realized capital gains or losses. BONY also serves as transfer agent of the Funds pursuant to a Transfer Agency Agreement. Further, BONY serves as Fund Accounting Agent pursuant to a Fund Accounting Agreement. BONY may be reimbursed by the Funds for its out-of-pocket expenses.

     Pursuant to the Custodian Agreement between BONY and the Trust, each Fund has agreed to pay an annual custody fee of 0.0075% of its average daily net assets. For the fiscal year ended April 30, 2004, BONY earned $3,341 and $2,134 for custody services provided to the PowerShares Dynamic Market Portfolio and the PowerShares Dynamic OTC Portfolio, respectively.

     Pursuant to the Transfer Agency Agreement between BONY and the Trust, each Fund has agreed to an annual minimum transfer agency fee of $2,400. For the fiscal year ended April 30, 2004, BONY waived the entire transfer agency fee for the PowerShares Dynamic Market Portfolio and the PowerShares Dynamic OTC Portfolio.

     Pursuant to the Fund Accounting Agreement between BONY and the Trust, each Fund has agreed to pay an annual fund accounting fee of 0.02% of its average daily net assets. For the fiscal year ended April 30, 2004, BONY earned $8,908 and $5,692 for fund accounting services provided to the PowerShares Dynamic Market Portfolio and the PowerShares Dynamic OTC Portfolio, respectively.

     DISTRIBUTOR. Alps Distributors, Inc. is the Distributor of the Fund's Shares. Its principal address is 1625 Broadway, Suite 2200, Denver, Colorado 80202. The Distributor has entered into a Distribution Agreement with the Trust pursuant to which it distributes Fund Shares. Shares are continuously offered for sale by the Fund through the Distributor only in Creation Unit Aggregations, as described in the Prospectus and below under the heading Creation and Redemption of Creation Units. For the fiscal year ended April 30, 2004, the Funds did not pay the Distributor any fees for services provided pursuant to the terms of the Distribution Agreement.

     12b-1 PLAN. Each Fund has adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act (the "Plan") pursuant to which each Fund may reimburse the Distributor up to a maximum annual rate of the percentage of its average daily net assets as set forth in the chart below.



                FUND                                                 FEE WAIVER
                ----                                                 ----------
PowerShares Dynamic Market Portfolio                         0.25% of average daily net assets

PowerShares Dynamic OTC Portfolio                            0.25% of average daily net assets

PowerShares Dynamic Large Cap Growth Portfolio               0.25% of average daily net assets

PowerShares Dynamic Large Cap Value Portfolio                0.25% of average daily net assets

PowerShares Dynamic Mid Cap Growth Portfolio                 0.25% of average daily net assets

PowerShares Dynamic Mid Cap Value Portfolio                  0.25% of average daily net assets

PowerShares Dynamic Small Cap Growth Portfolio               0.25% of average daily net assets

PowerShares Dynamic Small Cap Value Portfolio                0.25% of average daily net assets

PowerShares Dynamic Aerospace & Defense Portfolio            0.25% of average daily net assets

PowerShares Dynamic Biotechnology & Genome Portfolio         0.25% of average daily net assets

PowerShares Dynamic Brand Name Products Portfolio            0.25% of average daily net assets

PowerShares Dynamic Consumer Electronics Portfolio           0.25% of average daily net assets

PowerShares Dynamic Food & Beverage Portfolio                0.25% of average daily net assets

PowerShares Dynamic Hardware Portfolio                       0.25% of average daily net assets

                FUND                                                 FEE WAIVER
                ----                                                 ----------
PowerShares Dynamic Internet Software & Services Portfolio   0.25% of average daily net assets

PowerShares Dynamic Leisure and Entertainment Portfolio      0.25% of average daily net assets

PowerShares Dynamic Media Portfolio                          0.25% of average daily net assets

PowerShares Dynamic Networking Portfolio                     0.25% of average daily net assets

PowerShares Dynamic Pharmaceuticals Portfolio                0.25% of average daily net assets

PowerShares Dynamic Semiconductors Portfolio                 0.25% of average daily net assets

PowerShares Dynamic Software Portfolio                       0.25% of average daily net assets

PowerShares Dynamic Telecommunications Services Portfolio    0.25% of average daily net assets

PowerShares Dynamic Wireless Portfolio                       0.25% of average daily net assets

PowerShares Value Line #1 Timeliness(TM) and Safety(TM)      0.25% of average daily net assets
Portfolio

PowerShares WilderHill Clean Energy Portfolio                0.25% of average daily net assets

PowerShares Zacks Rank Large Cap Portfolio                   0.25% of average daily net assets



     Under the Plan and as required by Rule 12b-1, the Trustees will receive and review after the end of each calendar quarter a written report provided by the Distributor of the amounts expended under the Plan and the purpose for which such expenditures were made.


     The Plan was adopted in order to permit the implementation of each Fund's method of distribution. However, no such fee is currently charged to the Funds, and there are no plans in place to impose such a fee.


     AGGREGATIONS. Fund Shares in less than Creation Unit Aggregations are not distributed by the Distributor. The Distributor will deliver the Prospectus and, upon request, this SAI to persons purchasing Creation Unit Aggregations and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934 (the "Exchange Act") and a member of the National Association of Securities Dealers, Inc. ("NASD").


     The Distribution Agreement for the Funds provides that it may be terminated as to a Fund at any time, without the payment of any penalty, on at least 60 days' written notice by the Trust to the Distributor (i) by vote of a majority of the Independent Trustees or (ii) by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund. The Distribution Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

     The Distributor may also enter into agreements with securities dealers ("Soliciting Dealers") who will solicit purchases of Creation Unit Aggregations of Fund Shares. Such Soliciting Dealers may also be

Participating Parties (as defined in "Procedures for Creation of Creation Unit Aggregations" below) and DTC Participants (as defined in "DTC Acts as Securities Depository" below).


     INDEX PROVIDERS. Set forth below is a list of each Fund and the Underlying Index upon which it is based. Each Underlying Index is compiled by the AMEX, except for the Value Line #1 Timeliness(TM) and Safety(TM) Portfolio which is compiled by Value Line, Inc., WilderHill Clean Energy Portfolio which is compiled by WilderShares LLC ("WilderShares") and Zacks Rank Large Cap Portfolio which is compiled by Zacks Investment Research ("Zacks").


FUND                                                         UNDERLYING INDEX
----                                                         ----------------
PowerShares Dynamic Market Portfolio                         Dynamic Market Intellidex(SM)

PowerShares Dynamic OTC Portfolio                            Dynamic OTC Intellidex(SM)

PowerShares Dynamic Large Cap Growth Portfolio               Dynamic Large Cap Growth Intellidex(SM)

PowerShares Dynamic Large Cap Value Portfolio                Dynamic Large Cap Value Intellidex(SM)

PowerShares Dynamic Mid Cap Growth Portfolio                 Dynamic Mid Cap Growth Intellidex(SM)

PowerShares Dynamic Mid Cap Value Portfolio                  Dynamic Mid Cap Value Intellidex(SM)

PowerShares Dynamic Small Cap Growth Portfolio               Dynamic Small Cap Growth Intellidex(SM)

PowerShares Dynamic Small Cap Value Portfolio                Dynamic Small Cap Value Intellidex(SM)

PowerShares Dynamic Aerospace & Defense Portfolio            Dynamic Aerospace & Defense Intellidex(SM)

PowerShares Dynamic Biotechnology & Genome Portfolio         Dynamic Biotechnology & Genome Intellidex(SM)

PowerShares Dynamic Brand Name Products Portfolio            Dynamic Brand Name Products Intellidex(SM)

PowerShares Dynamic Consumer Electronics Portfolio           Dynamic Consumer Electronics Intellidex(SM)

PowerShares Dynamic Food & Beverage Portfolio                Dynamic Food & Beverage Intellidex(SM)

PowerShares Dynamic Hardware Portfolio                       Dynamic Hardware Intellidex(SM)

PowerShares Dynamic Internet Software & Services Portfolio   Dynamic Internet Software & Services Intellidex(SM)

PowerShares Dynamic Leisure and Entertainment Portfolio      Dynamic Leisure and Entertainment Intellidex(SM)

PowerShares Dynamic Media Portfolio                          Dynamic Media Intellidex(SM)

PowerShares Dynamic Networking Portfolio                     Dynamic Networking Intellidex(SM)

PowerShares Dynamic Pharmaceuticals Portfolio                Dynamic Pharmaceuticals Intellidex(SM)

PowerShares Dynamic Semiconductors Portfolio                 Dynamic Semiconductors Intellidex(SM)

FUND                                                         UNDERLYING INDEX
----                                                         ----------------
PowerShares Dynamic Software Portfolio                       Dynamic Software Intellidex(SM)

PowerShares Dynamic Telecommunications Services Portfolio    Dynamic Telecommunications Services Intellidex(SM)

PowerShares Dynamic Wireless Portfolio                       Dynamic Wireless Intellidex(SM)

PowerShares Value Line #1 Timeliness(TM) and Safety(TM)      Value Line #1 Timeliness(TM) and Safety(TM) Index
Portfolio

PowerShares WilderHill Clean Energy Portfolio                WilderHill Clean Energy Index

PowerShares Zacks Rank Large Cap Portfolio                   Zacks Rank Large Cap Index



     Neither the AMEX, Value Line, Inc., WilderShares nor Zacks is affiliated with the Funds or with the Adviser. Each Fund is entitled to use its respective Underlying Index pursuant to a sub-licensing arrangement with the Adviser, which in turn has a licensing agreement with the AMEX, Value Line, Inc. (in the case of Value Line #1 Timeliness(TM) and Safety(TM) Index), WilderShares (in the case of WilderHill Clean Energy Index) or Zacks (in the case of the Zacks Rank Large Cap Index). The Funds reimburse the Adviser for the licensing fee payable to the AMEX, Value Line, Inc., WilderShares and Zacks.

     The only relationships that the AMEX has with the Adviser or Distributor of the Funds in connection with the Funds are that the AMEX has licensed certain of its intellectual property, including the determination of the component stocks of the Underlying Index and the name of the Underlying Index; and the AMEX lists the Shares of the Funds pursuant to its Listing Agreement with the Trust. The Underlying Index is selected and calculated without regard to the Adviser, Distributor or owners of the Funds. The AMEX has no obligation to take the specific needs of the Adviser, Distributor or owners of the Funds into consideration in the determination and calculation of the Underlying Indices. The AMEX is not responsible for and has not participated in the determination of pricing or the timing of the issuance or sale of the Shares of the Funds or in the determination or calculation of the asset value of the Funds. The AMEX has no obligation or liability in connection with the administration, marketing or trading of the Funds.


     THE AMEX SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS RELATED TO THE FUNDS OR THE UNDERLYING INDICES. THE AMEX MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ADVISER, DISTRIBUTOR OR OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF THE UNDERLYING INDICES OR ANY DATA INCLUDED THEREIN. THE AMEX MAKES NO WARRANTY, EXPRESS OR IMPLIED, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, WITH RESPECT TO THE FUNDS OR TO THE UNDERLYING INDICES OR TO ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE AMEX HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS) IN CONNECTION WITH THE FUNDS OR THE UNDERLYING INDICES, EVEN IF THE AMEX IS NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

BROKERAGE TRANSACTIONS

     The policy of the Trust regarding purchases and sales of securities is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the Trust's policy is to pay commissions that are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Adviser relies upon its experience and knowledge regarding commissions generally charged by various brokers.

     In seeking to implement the Trust's policies, the Adviser effects transactions with those brokers and dealers that the Adviser believes provide the most favorable prices and are capable of providing efficient executions. The Adviser and its affiliates do not currently participate in soft dollar transactions.


     The Adviser assumes general supervision over placing orders on behalf of the Funds for the purchase or sale of portfolio securities. If purchases or sales of portfolio securities by the Funds and one or more other investment companies or clients supervised by the Adviser are considered at or about the same time, transactions in such securities are allocated among the Fund, the several investment companies and clients in a manner deemed equitable to all by the Adviser. In some cases, this procedure could have a detrimental effect on the price or volume of the security as far as the Funds are concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Funds. The primary consideration is prompt execution of orders at the most favorable net price. For the fiscal year ended April 30, 2004 the the PowerShares Dynamic Market Portfolio and the PowerShares Dynamic OTC Portfolio paid aggregate brokerage commissions of $58,981 and $61,053, respectively. As of April 30, 2004, neither Fund held any securities of its regular broker-dealers.


ADDITIONAL INFORMATION CONCERNING THE TRUST

     The Trust is an open-end management investment company registered under the Investment Company Act of 1940. The Trust was organized as a Massachusetts business trust on June 9, 2000.


     The Trust is authorized to issue an unlimited number of shares in one or more series or "funds." The Trust currently is comprised of 28 funds. The Board of Trustees of the Trust has the right to establish additional series in the future, to determine the preferences, voting powers, rights and privileges thereof and to modify such preferences, voting powers, rights and privileges without shareholder approval.

     Each Share issued by a Fund has a pro rata interest in the assets of the Fund. Fund Shares have no preemptive, exchange, subscription or conversion rights and are freely transferable. Each Share is entitled to participate equally in dividends and distributions declared by the Board with respect to the Fund, and in the net distributable assets of the Fund on liquidation.

     Each Share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Shares of all Funds of the Trust vote together as a single class except as otherwise required by the 1940 Act, or if the matter being voted on affects only a particular Fund, and, if a matter affects a particular Fund differently from other Funds, the shares of that Fund will vote separately on such matter.


     The Trust's Declaration of Trust provides that by becoming a shareholder of a Fund, each shareholder shall be expressly held to have agreed to be bound by the provisions of the Declaration. The Declaration may, except in limited circumstances, be amended or supplemented by the Trustees without shareholder vote. The holders of Fund shares are required to disclose information on direct or indirect ownership of Fund shares as may be required to comply with various laws applicable to the Fund, and ownership of Fund shares may be disclosed by the Fund if so required by law or regulation. The Trust's Declaration also provides that shareholders may not bring suit on behalf of a Fund without first requesting that the Trustees bring such suit unless there would be irreparable injury to the Fund, or if a majority of the Trustees have a personal financial interest in the action. Trustees are not considered to have a personal financial interest by virtue of being compensated for their services as Trustees.

     The Trust is not required and does not intend to hold annual meetings of shareholders. Shareholders owning more than 10% of the outstanding shares of the Trust have the right to call a special meeting to remove one or more Trustees or for any other purpose.

     Under Massachusetts law applicable to Massachusetts business trusts, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the Declaration of Trust of the Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Trust's Declaration of Trust further provides for indemnification out of the assets and property of the Trust for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust or Fund itself was unable to meet its obligations. The Trust believes the likelihood of the occurrence of these circumstances is remote.


     The Trust does not have information concerning the beneficial ownership of Shares held by DTC Participants (as defined below).


     Shareholders may make inquiries by writing to the Trust, c/o the Distributor, Alps Distributors, Inc., 1625 Broadway, Suite 2200, Denver, Colorado 80202.


     CONTROL PERSONS. No single person beneficially owns 25% or more of the Trust's or a Fund's voting securities. The following table sets forth the name, address and percentage of ownership of each person who is known by the Trust to own, of record or beneficially, 5% or more of a Fund's outstanding equity securities as of August 2, 2004:

POWERSHARES DYNAMIC MARKET PORTFOLIO



NAME & ADDRESS                                            % OWNED
--------------                                            -------
American Express                                           27.97
2178 AXP Financial Center
Minneapolis, MN 55474

Charles Schwab                                             15.94
211 Main Street
San Francisco, CA 94105

Citigroup                                                   9.55
333 West 34th Street
New York, NY 10001

AG Edwards                                                  8.68
2801 Clark Street
St. Louis, MO 63103

Merrill Lynch                                               6.34
4 Corporate Place
Piscataway, NJ 08854

Wachovia                                                    5.06
111 8th Avenue
New York, NY 10011



POWERSHARES DYNAMIC OTC PORTFOLIO



NAME & ADDRESS                                            % OWNED
--------------                                            -------
Citigroup                                                  24.54
333 West 34th Street
New York, NY 10001

American Express                                           19.41
2178 AXP Financial Center
Minneapolis, MN 55474

AG Edwards                                                 10.17
2801 Clark Street
St. Louis, MO 63103

Wachovia                                                    9.15
111 8th Avenue
New York, NY 10011

Pershing Securities Corporation                             5.25
1 Pershing Plaza
Jersey City, NJ 07399


     BOOK ENTRY ONLY SYSTEM. The following information supplements and should be read in conjunction with the section in the Prospectus entitled "Book Entry."

     DTC ACTS AS SECURITIES DEPOSITORY for Fund Shares. Shares of the Funds are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC.

     DTC, a limited-purpose trust company, was created to hold securities of its participants (the "DTC Participants") and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities, certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the New York Stock Exchange ("NYSE"), the AMEX and the NASD. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the "Indirect Participants").

     Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as "Beneficial Owners") is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase and sale of Shares.

     Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the Shares of the Funds held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participants a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

     Fund distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Fund Shares. DTC or its nominee, upon receipt of any such distributions, shall immediately credit DTC Participants' accounts with payments in amounts proportionate to their respective beneficial interests in Shares of the Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a "street name," and will be the responsibility of such DTC Participants.

     The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

     DTC may decide to discontinue providing its service with respect to Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.


     PROXY VOTING. The Board of Trustees of the Trust has delegated responsibility for decisions regarding proxy voting for securities held by the each Fund to the Adviser. The Adviser will vote such proxies in accordance with its proxy policies and procedures, which are included in Appendix A to this SAI. The Board of Trustees will periodically review each Fund's proxy voting record.

     The Trust is required to disclose annually the Funds' complete proxy voting record on Form N-PX covering the period July 1 through June 30 and file it with the SEC no later than August 31. Form N-

PX for the Funds will be available at no charge upon request by calling
800.983.0903 or by writing to PowerShares Exchange-Traded Fund Trust at Wheaton Oaks Professional Building, 855 West Prairie Avenue, Wheaton, Illinois 60187. The Funds' Form N-PX will also be available on the SEC's website at www.sec.gov.

     QUARTERLY PORTFOLIO SCHEDULE. The Trust is required to disclose, after its first and third fiscal quarters, the complete schedule of each Fund's portfolio holdings with the SEC on Form N-Q. Form N-Q for the Funds is available on the SEC's website at http://www.sec.gov. The Funds' Form N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds' Form N-Q is available without charge, upon request, by calling 630.933.9600 or 800.983.0903 or by writing to PowerShares Exchange-Traded Fund Trust at Wheaton Oaks Professional Building, 855 West Prairie Avenue, Wheaton, Illinois 60187.

     CODES OF ETHICS. Pursuant to Rule 17j-1 under the 1940 Act, the Board of Trustees has adopted a Code of Ethics for the Trust and approved Codes of Ethics adopted by the Adviser and the Distributor (collectively the "Codes"). The Codes are intended to ensure that the interests of shareholders and other clients are placed ahead of any personal interest, that no undue personal benefit is obtained from the person's employment activities and that actual and potential conflicts of interest are avoided.

     The Codes apply to the personal investing activities of Trustees and officers of the Trust, the Adviser and the Distributor ("Access Persons"). Rule 17j-1 and the Codes are designed to prevent unlawful practices in connection with the purchase or sale of securities by Access Persons. Under the Codes, Access Persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. The Codes permit personnel subject to the Codes to invest in securities subject to certain limitations, including securities that may be purchased or held by a Fund. In addition, certain Access Persons are required to obtain approval before investing in initial public offerings or private placements. The Codes are on file with the SEC, and are available to the public.


CREATION AND REDEMPTION OF CREATION UNIT AGGREGATIONS


     CREATION. The Trust issues and sells Shares of each Fund only in Creation Unit Aggregations on a continuous basis through the Distributor, without a sales load, at their NAVs next determined after receipt, on any Business Day (as defined below), of an order in proper form.

     A "Business Day" is any day on which the NYSE is open for business. As of the date of this SAI, the NYSE observes the following holidays: New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

     DEPOSIT OF SECURITIES AND DEPOSIT OR DELIVERY OF CASH. The consideration for purchase of Creation Unit Aggregations of a Fund generally consists of the in-kind deposit of a designated portfolio of equity securities -- the "Deposit Securities" -- per each Creation Unit Aggregation constituting a substantial replication of the stocks included in the Underlying Index ("Fund Securities") and an amount of cash -- the "Cash Component" -- computed as described below. Together, the Deposit Securities and the Cash Component constitute the "Fund Deposit", which represents the minimum initial and subsequent investment amount for a Creation Unit Aggregation of a Fund.


     THE CASH COMPONENT is sometimes also referred to as the Balancing Amount. The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit

Aggregation and the Deposit Amount (as defined below). The Cash Component is an amount equal to the difference between the NAV of the Fund Shares (per Creation Unit Aggregation) and the "Deposit Amount" -- an amount equal to the market value of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the creator will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the creator will receive the Cash Component.

     The Custodian, through the National Securities Clearing Corporation ("NSCC") (discussed below), makes available on each Business Day, prior to the opening of business on the AMEX (currently 9:30 a.m., Eastern time), the list of the names and the required number of shares of each Deposit Security to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for each Fund.

     Such Fund Deposit is applicable, subject to any adjustments as described below, in order to effect creations of Creation Unit Aggregations of the relevant Fund until such time as the next-announced composition of the Deposit Securities is made available.


     The identity and number of shares of the Deposit Securities required for a Fund Deposit for a Fund changes as rebalancing adjustments and corporate action events are reflected within the Fund from time to time by the Adviser with a view to the investment objective of the Fund. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the Component Stocks of the Underlying Index. In addition, the Trust reserves the right to permit or require the substitution of an amount of cash -- i.e., a "cash in lieu" amount -- to be added to the Cash Component to replace any Deposit Security that may not be available in sufficient quantity for delivery or that may not be eligible for transfer through the systems of DTC or the Clearing Process (discussed below), or which might not be eligible for trading by an Authorized Participant (as defined below) or the investor for which it is acting or other relevant reason. Brokerage commissions incurred in connection with the acquisition of Deposit Securities not eligible for transfer through the systems of DTC and hence not eligible for transfer through the Clearing Process (discussed below) will at the expense of the Fund and will affect the value of all Shares; but the Adviser, subject to the approval of the Board of Trustees, may adjust the transaction fee within the parameters described above to protect ongoing shareholders. The adjustments described above will reflect changes known to the Adviser on the date of announcement to be in effect by the time of delivery of the Fund Deposit, in the composition of the Underlying Index or resulting from certain corporate actions.


     In addition to the list of names and numbers of securities constituting the current Deposit Securities of a Fund Deposit, the Custodian, through the NSCC, also makes available on each Business Day, the estimated Cash Component, effective through and including the previous Business Day, per outstanding Creation Unit Aggregation of the Fund.

     PROCEDURES FOR CREATION OF CREATION UNIT AGGREGATIONS. To be eligible to place orders with the Distributor and to create a Creation Unit Aggregation of a Fund, an entity must be (i) a "Participating Party", i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the "Clearing Process"), a clearing agency that is registered with the SEC; or (ii) a DTC Participant (see the Book Entry Only System section), and, in each case, must have executed an agreement with the Distributor, with respect to creations and redemptions of Creation Unit Aggregations ("Participant Agreement") (discussed below). A Participating Party and DTC Participant are collectively referred to as an "Authorized Participant." Investors should contact the Distributor for the names of Authorized Participants that have signed a Participant Agreement. All Fund Shares, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.


     All orders to create Creation Unit Aggregations, whether through the Clearing Process (through a Participating Party) or outside the Clearing Process (through a DTC Participant), must be received by the Distributor no later than the closing time of the regular trading session on the AMEX ("Closing Time") (ordinarily 4:00 p.m., Eastern time) in each case on the date such order is placed in order for creation of Creation Unit Aggregations to be effected based on the NAV of Shares of a Fund as next determined on such date after receipt of the order in proper form. In the case of custom orders, the order must be received by the Distributor no later than 3:00 p.m. Eastern time on the trade date. A custom order may be placed by an Authorized Participant in the event that the Trust permits or requires the substitution of an amount of cash to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for trading by such Authorized Participant or the investor for which it is acting or other relevant reason. The date on which an order to create Creation Unit Aggregations (or an order to redeem Creation Unit Aggregations, as discussed below) is placed is referred to as the "Transmittal Date." Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement, as described below (see the Placement of Creation Orders Using Clearing Process and the Placement of Creation Orders Outside Clearing Process sections). Severe economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Distributor or an Authorized Participant.


     All orders from investors who are not Authorized Participants to create Creation Unit Aggregations shall be placed with an Authorized Participant, as applicable, in the form required by such Authorized Participant. In addition, the Authorized Participant may request the investor to make certain representations or enter into agreements with respect to the order, e.g., to provide for payments of cash, when required. Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to create Creation Unit Aggregations of a Fund have to be placed by the investor's broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement. Those placing orders for Creation Unit Aggregations through the Clearing Process should afford sufficient time to permit proper submission of the order to the Distributor prior to the Closing Time on the Transmittal Date. Orders for Creation Unit Aggregations that are effected outside the Clearing Process are likely to require transmittal by the DTC Participant earlier on the Transmittal Date than orders effected using the Clearing Process. Those persons placing orders outside the Clearing Process should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of Deposit Securities and Cash Component.

     PLACEMENT OF CREATION ORDERS USING CLEARING PROCESS. The Clearing Process is the process of creating or redeeming Creation Unit Aggregations through the Continuous Net Settlement System of the NSCC. Fund Deposits made through the Clearing Process must be delivered through a Participating Party that has executed a Participant Agreement. The Participant Agreement authorizes the Distributor to transmit through the Custodian to NSCC, on behalf of the Participating Party, such trade instructions as are necessary to effect the Participating Party's creation order. Pursuant to such trade instructions to NSCC, the Participating Party agrees to deliver the requisite Deposit Securities and the Cash Component to the Trust, together with such additional information as may be required by the Distributor. An order to create Creation Unit Aggregations through the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date and (ii) all other procedures set forth in the Participant Agreement are properly followed.

     PLACEMENT OF CREATION ORDERS OUTSIDE CLEARING PROCESS. Fund Deposits made outside the Clearing Process must be delivered through a DTC Participant that has executed a Participant Agreement pre-approved by the Adviser and the Distributor. A DTC Participant who wishes to place an order creating Creation Unit Aggregations to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Unit Aggregations will instead be effected through a transfer of securities and cash directly through DTC. The Fund Deposit transfer must be ordered by the DTC Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities through DTC to the account of a Fund by no later than 11:00 a.m., Eastern time, of the next Business Day immediately following the Transmittal Date.


     All questions as to the number of Deposit Securities to be delivered, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by the Trust, whose determination shall be final and binding. The amount of cash equal to the Cash Component must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by the Custodian no later than 2:00 p.m., Eastern time, on the next Business Day immediately following such Transmittal Date. An order to create Creation Unit Aggregations outside the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed. However, if the Custodian does not receive both the required Deposit Securities and the Cash Component by 11:00 a.m. and 2:00 p.m., respectively on the next Business Day immediately following the Transmittal Date, such order will be canceled. Upon written notice to the Distributor, such canceled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then current Deposit Securities and Cash Component. The delivery of Creation Unit Aggregations so created will occur no later than the third (3rd) Business Day following the day on which the purchase order is deemed received by the Distributor.

     Additional transaction fees may be imposed with respect to transactions effected outside the Clearing Process (through a DTC participant) and in the limited circumstances in which any cash can be used in lieu of Deposit Securities to create Creation Units. (See Creation Transaction Fee section below).


     Creation Unit Aggregations may be created in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of the Fund Shares on the date the order is placed in proper form since, in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) 115% of the market value of the undelivered Deposit Securities (the "Additional Cash Deposit"). The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to 4:00 p.m., Eastern time, on such date, and federal funds in the appropriate amount are deposited with the Custodian by 11:00 a.m., Eastern time, the following Business Day. If the order is not placed in proper form by 4:00 p.m. or federal funds in the appropriate amount are not received by 11:00 a.m. the next Business Day, then the order may be deemed to be canceled and the Authorized Participant shall be liable to the Fund for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to 115% of the daily marked to market value of the missing Deposit Securities. To the extent that missing Deposit Securities are not received by 1:00 p.m., Eastern time, on the third Business Day following the day on which the purchase order is deemed received by the Distributor or in the event a marked-to-market payment is not made within one Business Day following notification by the Distributor that such a payment is required, the Trust may use the cash on deposit to purchase the missing Deposit Securities. Authorized Participants will be liable to the Trust and the Fund for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received by the Distributor plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Custodian or purchased by the Trust and deposited into the Trust. In addition, a transaction fee, as listed below, will be charged in all cases. The delivery of Creation Unit Aggregations so created will occur no later than the third Business Day following the day on which the purchase order is deemed received by the Distributor.


     ACCEPTANCE OF ORDERS FOR CREATION UNIT AGGREGATIONS. The Trust reserves the absolute right to reject a creation order transmitted to it by the Distributor in respect of a Fund if: (i) the order is not in proper form; (ii) the investor(s), upon obtaining the Fund Shares ordered, would own 80% or more of the currently outstanding shares of any Fund; (iii) the Deposit Securities delivered are not as disseminated for that date by the Custodian, as described above; (iv) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (v) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (vi) acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or the Adviser, have an adverse effect on the Trust or the rights of beneficial owners; or (vii) in the event that circumstances outside the control of the Trust, the Custodian, the Distributor and the Adviser make it for all practical purposes impossible to process creation orders. Examples of such circumstances include acts of God; public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Adviser, the Distributor, DTC, NSCC, the Custodian or sub-custodian or any other participant in the creation process, and similar extraordinary events. The Distributor shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of such prospective creator of its rejection of the order of such person. The Trust, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for the failure to give any such notification.

     All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility, and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust's determination shall be final and binding.


     CREATION TRANSACTION FEE. Investors will be required to pay a fixed creation transaction fee, described below, payable to BONY regardless of the number of creations made each day. An additional charge of up to three times the fixed transaction fee (expressed as a percentage of the value of the Deposit Securities) may be imposed for (i) creations effected outside the Clearing Process; and (ii) cash creations (to offset the Trust's brokerage and other transaction costs associated with using cash to purchase the requisite Deposit Securities). Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust.

     The Standard Creation/Redemption Transaction Fee for each Fund will be $500. The Maximum Creation/Redemption Transaction Fee for each Fund will be $2,000.


     REDEMPTION OF FUND SHARES IN CREATION UNITS AGGREGATIONS. Fund Shares may be redeemed only in Creation Unit Aggregations at their NAV next determined after receipt of a redemption request in proper form by a Fund through the Transfer Agent and only on a Business Day. A Fund will not redeem Shares in amounts less than Creation Unit Aggregations. Beneficial owners must accumulate enough Shares in the secondary market to constitute a Creation Unit Aggregation in order to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit Aggregation. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Fund Shares to constitute a redeemable Creation Unit Aggregation.

     With respect to a Fund, the Custodian, through the NSCC, makes available prior to the opening of business on the AMEX (currently 9:30 a.m., Eastern time) on each Business Day, the identity of the Fund Securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as described below) on that day. Fund Securities received on redemption may not be identical to Deposit Securities that are applicable to creations of Creation Unit Aggregations.

     Unless cash redemptions are available or specified for a Fund, the redemption proceeds for a Creation Unit Aggregation generally consist of Fund Securities -- as announced on the Business Day of the request for redemption received in proper form -- plus or minus cash in an amount equal to the difference between the NAV of the Fund Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the "Cash Redemption Amount"), less a redemption transaction fee as listed below. In the event that the Fund Securities have a value greater than the NAV of the Fund Shares, a compensating cash payment equal to the difference is required to be made by or through an Authorized Participant by the redeeming shareholder.

     The right of redemption may be suspended or the date of payment postponed
(i) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the NYSE is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the Shares of the Fund or determination of a Fund's NAV is not reasonably practicable; or (iv) in such other circumstances as is permitted by the SEC.

     REDEMPTION TRANSACTION FEE. A redemption transaction fee is imposed to offset transfer and other transaction costs that may he incurred by a Fund. An additional variable charge for cash redemptions (when cash redemptions are available or specified) for a Fund may be imposed. Investors will also bear the costs of transferring the Fund Securities from the Trust to their account or on their order. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit Aggregation may be charged an additional fee for such services. The redemption transaction fees for a Fund are the same as the creation fees set forth above.

     PLACEMENT OF REDEMPTION ORDERS USING CLEARING PROCESS. Orders to redeem Creation Unit Aggregations through the Clearing Process must be delivered through a Participating Party that has executed the Participant Agreement. An order to redeem Creation Unit Aggregations using the Clearing Process is deemed received by the Trust on the Transmittal Date if (i) such order is received by the Transfer Agent not later than 4:00 p.m., Eastern time, on such Transmittal Date, and (ii) all other procedures set forth in the Participant Agreement are properly followed; such order will be effected based on the NAV of the relevant Fund as next determined. An order to redeem Creation Unit Aggregations using the Clearing Process made in proper form but received by the Trust after 4:00 p.m., Eastern time, will be deemed received on the next Business Day immediately following the Transmittal Date and will be effected at the NAV next determined on such next Business Day. The requisite Fund Securities and the Cash Redemption Amount will be transferred by the third NSCC Business Day following the date on which such request for redemption is deemed received.

     PLACEMENT OF REDEMPTION ORDERS OUTSIDE CLEARING PROCESS. Orders to redeem Creation Unit Aggregations outside the Clearing Process must be delivered through a DTC Participant that has executed the Participant Agreement. A DTC Participant who wishes to place an order for redemption of Creation Unit Aggregations to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that redemption of Creation Unit Aggregations will instead be effected through transfer of Fund Shares directly through DTC. An order to redeem Creation Unit Aggregations outside the Clearing Process is deemed received by the Trust on the Transmittal Date if (i) such order is received by the Transfer Agent not later than 4:00 p.m., Eastern time on such Transmittal Date; (ii) such order is accompanied or followed by the requisite number of Shares of the Fund, which delivery must be made through DTC to the Custodian no later than 11:00 a.m., Eastern time, (for the Fund Shares) on the next Business Day immediately following such Transmittal Date (the "DTC Cut-Off-Time") and 2:00 p.m., Eastern Time for any Cash Component, if any owed to a Fund; and (iii) all other procedures set forth in the Participant Agreement are properly followed. After the Trust has deemed an order for redemption outside the Clearing Process received, the Trust will initiate procedures to transfer the requisite Fund Securities which are expected to be delivered within three Business Days and the Cash Redemption Amount, if any owed to the redeeming Beneficial Owner to the Authorized Participant on behalf of the redeeming Beneficial Owner by the third Business Day following the Transmittal Date on which such redemption order is deemed received by the Trust.

     The calculation of the value of the Fund Securities and the Cash Redemption Amount to be delivered/received upon redemption will be made by the Custodian according to the procedures set forth under Determination of NAV computed on the Business Day on which a redemption order is deemed received by the Trust. Therefore, if a redemption order in proper form is submitted to the Transfer Agent by a DTC Participant not later than Closing Time on the Transmittal Date, and the requisite number of Shares of the Fund are delivered to the Custodian prior to the DTC Cut-Off-Time, then the value of the Fund Securities and the Cash Redemption Amount to be delivered/received will be determined by the Custodian on such Transmittal Date. If, however, either (i) the requisite number of Shares of the relevant Fund are not delivered by the DTC Cut-Off-Time, as described above, or (ii) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date. In such case, the value of the Fund Securities and the Cash Redemption Amount to be delivered/received will be computed on the Business Day following the Transmittal Date provided that the Fund Shares of the relevant Fund are delivered through DTC to the Custodian by 11:00 a.m. the following Business Day pursuant to a properly submitted redemption order.

     If it is not possible to effect deliveries of the Fund Securities, the Trust may in its discretion exercise its option to redeem such Fund Shares in cash, and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that a Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its Fund Shares based on the NAV of Shares of the relevant Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Fund's brokerage and other transaction costs associated with the disposition of Fund Securities). A Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities, or cash lieu of some securities added to the Cash Component, but in no event will the total value of the securities delivered and the cash transmitted differ from the NAV. Redemptions of Fund Shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and the Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Unit Aggregations for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular stock included in the Fund Securities applicable to the redemption of a Creation Unit Aggregation may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming Beneficial Owner of the Fund Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment, beneficial ownership of shares or delivery instructions.


     The chart below describes in further detail the placement of redemption orders outside the clearing process.

                             TRANSMITTAL DATE       NEXT BUSINESS DAY       SECOND BUSINESS     THIRD BUSINESS DAY
                             (T)                    (T+1)                   DAY (T+2)           (T+3)
--------------------------------------------------------------------------------------------------------------------
CREATION THROUGH NSCC

STANDARD ORDERS              4:00 p.m.              No action.              No action.          Creation Unit
                                                                                                Aggregations will be
                             Order must be                                                      delivered.
                             received by the
                             Distributor.

CUSTOM ORDERS                3:00 p.m.              No action.              No action.          Creation Unit
                                                                                                Aggregations will be
                             Order must be                                                      delivered.
                             received by the
                             Distributor.

                             Orders received after
                             3:00 p.m. will be
                             treated as standard
                             orders.

CREATION OUTSIDE NSCC

STANDARD ORDERS              4:00 p.m. (ET)         11:00 a.m. (ET)         No action.          Creation Unit
                                                                                                Aggregations will be
                             Order in proper form   Deposit Securities                          delivered.
                             must be received by    must be received by
                             the Distributor.       the Fund's account
                                                    through DTC.

                                                    2:00 p.m. (ET)

                                                    Cash Component must
                                                    be received by the
                                                    Custodian.

STANDARD ORDERS CREATED IN   4:00 p.m. (ET)         11:00 a.m. (ET)         No action.          1:00 p.m.
ADVANCE OF RECEIPT BY THE
TRUST OF ALL OR A PORTION    Order in proper form   Available Deposit                           Missing Deposit
OF THE DEPOSIT SECURITIES    must be received by    Securities.                                 Securities are due
                             the Distributor.                                                   to the Trust or the
                                                    Cash in an amount                           Trust may use cash
                                                    equal to the sum of                         on deposit to
                                                    (i) the Cash                                purchase missing
                                                    Component, plus (ii)                        Deposit Securities.
                                                    115% of the market
                                                    value of the                                Creation Unit
                                                    undelivered Deposit                         Aggregations will be
                                                    Securities.                                 delivered

CUSTOM ORDERS                3:00 p.m.              11:00 a.m. (ET)         No action.          Creation Unit
                                                                                                Aggregations will be
                             Order in proper form   Deposit Securities                          delivered.
                             must be received by    must be received by
                             the Distributor.       the Fund's account
                                                    through DTC.
                             Orders received after
                             3:00 p.m. will be      2:00 p.m. (ET)
                             treated as standard
                             orders.                Cash Component must be
                                                    received by the Orders
                                                    Custodian.

                             TRANSMITTAL DATE       NEXT BUSINESS DAY       SECOND BUSINESS     THIRD BUSINESS DAY
                             (T)                    (T+1)                   DAY (T+2)           (T+3)
--------------------------------------------------------------------------------------------------------------------
REDEMPTION THROUGH NSCC

STANDARD ORDERS              4:00 p.m. (ET)         No action.              No action.          Fund Securities and
                                                                                                Cash Redemption
                             Order must be                                                      Amount will be
                             received by the                                                    transferred.
                             Transfer Agent

                             Orders received after
                             4:00 p.m. (ET) will
                             be deemed received on
                             the next business day
                             (T+1).

CUSTOM ORDERS                3:00 p.m. (ET)         No action.              No action.          Fund Securities and
                                                                                                Cash Redemption
                             Order must be                                                      Amount will be
                             received by the                                                    transferred.
                             Transfer Agent

                             Orders received after
                             3:00 p.m. will be
                             treated as standard
                             orders

REDEMPTION OUTSIDE OF NSCC

STANDARD ORDERS              4:00 p.m. (ET)         11:00 a.m. (ET)         No action.          Fund Securities and
                                                                                                Cash Redemption
                             Order must be          Fund Shares must be                         Amount is delivered
                             received by the        delivered through DTC                       to the redeeming
                             Transfer Agent         to the Custodian.                           beneficial owner.

                             Orders received after  2:00 p.m.
                             4:00 p.m. (ET) will
                             be deemed received on Cash Component, if the next business day any, is due.
                             (T+1).
                                                    *If the order is not
                                                    in proper form or the
                                                    Fund Shares are not
                                                    delivered, then the
                                                    order will not be
                                                    deemed received as of
                                                    T.

CUSTOM ORDERS                3:00 p.m. (ET)         11:00 a.m. (ET)         No action.          Fund Securities and
                                                                                                Cash Redemption
                             Order must be          Fund Shares must be                         Amount is delivered
                             received by the        delivered through DTC                       to the redeeming
                             Transfer Agent         to the Custodian.                           beneficial owner.

                             Orders received after  2:00 p.m.
                             3:00 p.m. will be
                             treated as standard    Cash Component, if
                             orders.                any, is due.

                                                    *If the order is not
                                                    in proper form or the
                                                    Fund Shares are not
                                                    delivered, then the
                                                    order will not be
                                                    deemed received as of
                                                    T.

TAXES


     Each Fund intends to qualify for and to elect treatment as a separate regulated investment company (a "RIC") under Subchapter M of the Internal Revenue Code. To qualify for treatment as a RIC, a company must annually distribute at least 90% of its net investment company taxable income (which includes dividends, interest and net capital gains) and meet several other requirements relating to the nature of its income and the diversification of its assets.


     Each Fund is treated as a separate corporation for federal income tax purposes. Each Fund therefore is considered to be a separate entity in determining its treatment under the rules for RICs described herein and in the prospectus. Losses in one Fund do not offset gains in another and the requirements (other than certain organizational requirements) for qualifying RIC status are determined at the Fund level rather than at the Trust level.


     Each Fund will be subject to a 4% excise tax on certain undistributed income if it does not distribute to its shareholders in each calendar year at least 98% of its ordinary income for the calendar year plus 98% of its net capital gains for twelve months ended October 31 of such year. Each Fund intends to declare and distribute dividends and distributions in the amounts and at the times necessary to avoid the application of this 4% excise tax.

     As a result of tax requirements, the Trust on behalf of each Fund has the right to reject an order to purchase Shares if the purchaser (or group of purchasers) would, upon obtaining the Shares so ordered, own 80% or more of the outstanding Shares of the Fund and if, pursuant to section 351 of the Internal Revenue Code, the Fund would have a basis in the Deposit Securities different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial Share ownership for purposes of the 80% determination.

     Under the provisions of the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the "2003 Tax Act"), long-term capital gains tax rates have generally been reduced for individuals to a maximum of 15% for taxable years beginning before January 1, 2009. In addition, some ordinary dividends declared and paid by a Fund to individual shareholders may qualify for taxation at the lower reduced tax rates applicable to long-term capital gains, provided that holding period and other requirements are met by the Fund and the shareholder. Each Fund will report to shareholders annually the amounts of dividends received from ordinary income, the amount of distributions received from capital gains and the portion of dividends which may qualify for the dividends received deduction. In addition, each Fund will report the amount of dividends to individual shareholders eligible for taxation at the lower reduced tax rates applicable to long-term capital gains pursuant to the 2003 Tax Act.

     The sale, exchange or redemption of Shares may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of Shares will be treated as long-term capital gain or loss if the Shares have been held for more than one year. Otherwise, the gain or loss on the taxable disposition of Shares will be treated as short-term capital gain or loss. A loss realized on a sale or exchange of Shares of a Fund may be disallowed if other substantially identical Shares are acquired (whether through the automatic reinvestment of dividends or otherwise) within a sixty-one (61) day period beginning thirty (30) days before and ending thirty (30) days after the date that the Shares are disposed of. In such a case, the basis of the Shares acquired must be adjusted to reflect the disallowed loss. Any loss upon the sale or exchange of Shares held for six (6) months or less is treated as long-term capital loss to the extent of any capital gain dividends received by the shareholders. Distribution of ordinary income and capital gains may also be subject to state and local taxes.

     Distributions reinvested in additional Shares of a Fund through the means of the dividend reinvestment service (see below) will nevertheless be taxable dividends to Beneficial Owners acquiring such additional Shares to the same extent as if such dividends had been received in cash.


     Distributions of ordinary income paid to shareholders who are nonresident aliens or foreign entities that are not effectively connected to the conduct of a trade or business within the United States will generally be subject to a 30% United States withholding tax unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty law. However, shareholders who are nonresident aliens or foreign entities will generally not be subject to United States withholding or income tax on gains realized on the sale of Shares or on dividends from capital gains unless (i) such gain or capital gain dividend is effectively connected with the conduct of a trade or business within the United States or (ii) in the case of an individual shareholder, the shareholder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or capital gain dividend and certain other conditions are met. Gains on the sale of Share and dividends that are effectively connected with the conduct of a trade or business within the United States will generally be subject to United States federal net income taxation at regular income tax rates. Under the provisions of the American Jobs Creation Act of 2004 (the "2004 Tax Act"), dividends paid by a Fund to shareholders who are nonresident aliens or foreign entities that are derived from short-term capital gains and qualifying net interest income (including income from original issue discount and market discount), and that are properly designated by a Fund as "interest-related dividends" or "short-term capital gain dividends," will generally not be subject to United States withholding tax, provided that the income would not be subject to federal income tax if earned directly by the foreign shareholder. In addition, pursuant to the 2004 Tax Act, capital gains distributions attributable to gains from U.S. real property interests (including certain U.S. real property holding corporations) will generally be subject to United States withholding tax and will give rise to an obligation on the part of the foreign shareholder to file a United States tax return. The provisions contained in the legislation relating to distributions to shareholders who are nonresident aliens or foreign entities generally would apply to distributions with respect to taxable years of a Fund beginning after December 31, 2004 and before January 1, 2008. Nonresident shareholders are urged to consult their own tax advisors concerning the applicability of the United States withholding tax.

     Some shareholders may be subject to a withholding tax on distributions of ordinary income, capital gains and any cash received on redemption of Creation Units ("backup withholding"). The backup withholding rates are currently: 28% through 2010, and 31% in 2011 and thereafter. Generally, shareholders subject to backup withholding will be those for whom no certified taxpayer identification number is on file with a Fund or who, to the Fund's knowledge, have furnished an incorrect number. When establishing an account, an investor must certify under penalty of perjury that such number is correct and that such investor is not otherwise subject to backup withholding.

     Dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

     The foregoing discussion is a summary only and is not intended as a substitute for careful tax planning. Purchasers of Shares should consult their own tax advisors as to the tax consequences of investing in such Shares, including under state, local and other tax laws. Finally, the foregoing discussion is based on applicable provisions of the Internal Revenue Code, regulations, judicial authority and administrative interpretations in effect on the date hereof. Changes in applicable authority could materially affect the conclusions discussed above, and such changes often occur.

FEDERAL TAX TREATMENT OF FUTURES AND OPTIONS CONTRACTS


     Each Fund is required for federal income tax purposes to mark to market and recognize as income for each taxable year its net unrealized gains and losses on certain futures contracts as of the end of the year as well as those actually realized during the year. Gain or loss from futures and options contracts on broad-based indexes required to be marked to market will be 60% long-term and 40% short-term capital gain or loss. Application of this rule may alter the timing and character of distributions to shareholders. Each Fund may be required to defer the recognition of losses on futures contracts, options contracts and swaps to the extent of any unrecognized gains on offsetting positions held by the Fund.

     In order for a Fund to continue to qualify for federal income tax treatment as a RIC, at least 90% of its gross income for a taxable year must be derived from qualifying income, i.e., dividends, interest, income derived from loans or securities, gains from the sale of securities or of foreign currencies or other income derived with respect to the Fund's business of investing in securities (and including, pursuant to the 2004 Tax Act, for taxable years of the Fund beginning after October 22, 2004, net income derived from an interest in certain "qualified publicly traded partnerships"). It is anticipated that any net gain realized from the closing out of futures or options contracts will be considered gain from the sale of securities or derived with respect to each Fund's business of investing in securities and therefore will be qualifying income for purposes of the 90% gross income requirement.


     Each Fund distributes to shareholders at least annually any net capital gains which have been recognized for federal income tax purposes, including unrealized gains at the end of the Fund's fiscal year on futures or options transactions. Such distributions are combined with distributions of capital gains realized on a Fund's other investments and shareholders are advised on the nature of the distributions.

DETERMINATION OF NAV


     The following information supplements and should be read in conjunction with the section in the Prospectus entitled "Net Asset Value."

     The NAV per Share of each Fund is computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of Shares of the Fund outstanding, rounded to the nearest cent. Expenses and fees, including without limitation, the management and administration fees, are accrued daily and taken into account for purposes of determining NAV. The NAV per Share is calculated by the Custodian and determined as of the close of the regular trading session on the NYSE (ordinarily 4:00 p.m., Eastern time) on each day that such exchange is open.

     In computing the Fund's NAV, each Fund's securities holdings are valued based on their last sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities regularly traded in an over-the-counter market are valued at the latest quoted sale price in such market or in the case of the NASDAQ, at the NASDAQ official closing price. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith in accordance with procedures adopted by the Board.


DIVIDENDS AND DISTRIBUTIONS

     The following information supplements and should be read in conjunction with the section in the Prospectus entitled "Dividends, Distributions and Taxes."

     GENERAL POLICIES. Dividends from net investment income, if any, are declared and paid quarterly. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income.

     Dividends and other distributions on Fund Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such Shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from a Fund.

     DIVIDEND REINVESTMENT SERVICE. No reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of the Fund for reinvestment of their dividend distributions. Beneficial Owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require Beneficial Owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole Shares of each Fund purchased in the secondary market.


MISCELLANEOUS INFORMATION

     COUNSEL. Clifford Chance US LLP, 31 West 52nd Street, New York, NY 10019, is counsel to the Trust.


     INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017, serves as the Funds' independent registered public accounting firm. They audit the Funds' financial statements and perform other related audit services.


FINANCIAL STATEMENTS


     The audited financial statements for the PowerShares Dynamic Market Portfolio and the PowerShares Dynamic OTC Portfolio, including the financial highlights appearing in the Trust's annual report to shareholders for the period beginning May 1, 2003 through its fiscal year ended April 30, 2004 and filed electronically with the SEC, are incorporated by reference and made part of this SAI. You may request a copy of the Trust's Annual Report at no charge by calling
800.983.0903 during normal business hours.

                                   APPENDIX A

                       POWERSHARES CAPITAL MANAGEMENT LLC

                        PROXY AND CORPORATE ACTION VOTING

                             POLICIES AND PROCEDURES

I. POLICY

PowerShares Capital Management LLC (the "Adviser") may act as discretionary investment adviser for various clients, including clients governed by the Employee Retirement Income Security Act of 1974 ("ERISA") and registered open-end investment companies ("mutual funds"). The Adviser's authority to vote proxies or act with respect to other shareholder actions is established through the delegation of discretionary authority under our investment advisory contracts. Therefore, unless a client (including a "named fiduciary" under ERISA) specifically reserves the right, in writing, to vote its own proxies or to take shareholder action with respect to other corporate actions requiring shareholder actions, the Adviser will vote all proxies and act on all other actions in a timely manner as part of its full discretionary authority over client assets in accordance with these Policies and Procedures. Corporate actions may include, for example and without limitation, tender offers or exchanges, bankruptcy proceedings, and class actions.

When voting proxies or acting with respect to corporate actions for clients, the Adviser's utmost concern is that all decisions be made solely in the best interest of the client (and for ERISA accounts, plan beneficiaries and participants, in accordance with the letter and spirit of ERISA). Adviser will act in a prudent and diligent manner intended to enhance the economic value of the assets of the client's account.

II. PURPOSE

The purpose of these Policies and Procedures is to memorialize the procedures and policies adopted by Adviser to enable it to comply with its fiduciary responsibilities to clients and the requirements of Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended ("Advisers Act"). These Policies and Procedures also reflect the fiduciary standards and responsibilities set forth by the Department of Labor for ERISA accounts.

III. PROCEDURES

John Southard is ultimately responsible for ensuring that all proxies received by the Adviser are voted in a timely manner and in a manner consistent with the Adviser's determination of the client's best interests. Although many proxy proposals can be voted in accordance with the Adviser's established guidelines (see Section V. below, "Guidelines"), the Adviser recognizes that some proposals require special consideration which may dictate that the Adviser makes an exception to the Guidelines.

John Southard is also responsible for ensuring that all corporate action notices or requests which require shareholder action received by Adviser are addressed in a timely manner and consistent action is taken across all similarly situated client accounts.

IV. PROCEDURES FOR ADDRESSING CONFLICTS OF INTEREST examples of potential conflicts of interest include situations where the Adviser or an affiliate, or personnel of either entity:

- Manages a pension plan of a company whose management is soliciting proxies;

- Has a material business relationship with a proponent of a proxy proposal and this business relationship may influence how the proxy vote is cast;

- Has a business or personal relationship with participants in a proxy contest, corporate directors or candidates for directorships.

Where a proxy proposal raises a material conflict between the Adviser's interests and a client's interest, including a mutual fund client, the Adviser will resolve such a conflict in the manner described below.

The Adviser shall review each proxy to assess the extent, if any, to which there may be a material conflict between the interests of the applicable client on the one hand and the Adviser and its affiliates, directors, officers, employees (and other similar persons) on the other hand (a "potential conflict"). The Adviser shall perform this assessment on a proposal-by-proposal basis, and a potential conflict with respect to one proposal in a proxy shall not indicate that a potential conflict exists with respect to any other proposal in such proxy. If the Adviser determines that a potential conflict may exist, it shall resolve any such conflict in a manner that is in the collective best interests of the applicable client and the Adviser's other clients (excluding any client that may have a potential conflict).

Without limiting the generality of the foregoing, the Adviser may resolve a potential conflict in any of the following manners: (i) If the proposal that gives rise to a potential conflict is specifically addressed in the Adviser's Proxy Voting Policies and Procedures, the Adviser may vote the proxy in accordance with the predetermined policies and guidelines set forth in such Proxy Voting Policies and Procedures; provided that such predetermined policies and guidelines involve little discretion on the part of the Adviser; (ii) the Adviser may disclose the potential conflict to the client and obtain the client's consent before directing the Adviser to vote in the manner approved by the client; (iii) the Adviser may engage an independent third-party to determine how the proxy should be voted; or (iv) the Adviser may establish an ethical wall or other informational barriers between the person(s) that are involved in the potential conflict and the person(s) making the voting decision in order to insulate the potential conflict from the decision maker. The Adviser shall use commercially reasonable efforts to determine whether a potential conflict may exist, and a potential conflict shall be deemed to exist if and only if one or more of the Adviser's senior account representatives actually knew or reasonably should have known of the potential conflict.

In certain circumstances, in accordance with a client's investment advisory contract (or other written directive) or where the Adviser has determined that it is in the client's best interest, the Adviser will not vote proxies received. The following are certain circumstances where the Adviser will limit its role in voting proxies:

1. CLIENT MAINTAINS PROXY VOTING AUTHORITY: Where client specifies in writing that it will maintain the authority to vote proxies itself or that it has delegated the right to vote proxies to a third party, the Adviser will not vote the securities and will direct the relevant custodian to send the proxy material directly to the client. If any proxy material is received by the Adviser, it will promptly be forwarded to the client or specified third party.

2. TERMINATED ACCOUNT: Once a client account has been terminated with the Adviser in accordance with its investment advisory agreement, the Adviser will not vote any proxies received after the termination. However, the client may specify in writing that proxies should be directed to the client (or a specified third party) for action.

3. LIMITED VALUE: If the Adviser determines that the value of a client's economic interest or the value of the portfolio holding is indeterminable or insignificant, Adviser may abstain from voting a client's proxies. The Adviser also will not vote proxies received for securities that are no longer held by the client's account. In addition, the Adviser generally will not vote securities where the economic value of the securities in the client account is less than [$500].

4. SECURITIES LENDING PROGRAMS: When securities are out on loan, they are transferred into the borrower's name and are voted by the borrower, in its discretion. However, where the Adviser determines that a proxy vote (or other shareholder action) is materially important to the client's account, the Adviser may recall the security for purposes of voting.

5. UNJUSTIFIABLE COSTS: In certain circumstances, after doing a cost-benefit analysis, the Adviser may abstain from voting where the cost of voting a client's proxy would exceed any anticipated benefits to the client of the proxy proposal.

V. RECORD KEEPING

In accordance with Rule 204-2 under the Advisers Act, the Adviser will maintain for the time periods set forth in the Rule (i) these proxy voting procedures and policies, and all amendments thereto; (ii) all proxy statements received regarding client securities (provided however, that the Adviser may rely on the proxy statement filed on EDGAR as its records); (iii) a record of all votes cast on behalf of clients; (iv) records of all client requests for proxy voting information and a copy of any written response by the Adviser to any such client request; (v) any documents prepared by the Adviser that were material to making a decision how to vote or that memorialized the basis for the decision; and (vi) all records relating to requests made to clients regarding conflicts of interest in voting the proxy.

Adviser will describe in its Part II of Form ADV (or other brochure fulfilling the requirement of Rule 204-3) its proxy voting policies and procedures and will inform clients how they may obtain information on how the Adviser voted proxies with respect to the clients' portfolio securities. Clients may obtain information on how their securities were voted or a copy of the Adviser's Policies and Procedures by written request addressed to the Adviser. The Adviser will coordinate with all mutual fund clients to assist in the provision of all information required to be filed by such mutual funds on Form N-PX.

VI. GUIDELINES

Each proxy issue will be considered individually. The following guidelines are a partial list to be used in voting proposals contained in the proxy statements, but will not be used as rigid rules.

A. OPPOSE

The Adviser will generally vote against any management or shareholder proposal that potentially has the effect of restricting the ability of shareholders to realize the full potential value of their investment. Proposals in this category would include:

1. Issues regarding the issuer's Board entrenchment and anti-takeover measures such as the following:

a. Proposals to stagger board members' terms;

b. Proposals to limit the ability of shareholders to call special meetings;

c. Proposals to require super majority votes;

d. Proposals requesting excessive increases in authorized common or preferred shares where management provides no explanation for the use or need of these additional shares;

e. Proposals regarding "fair price" provisions;

f. Proposals regarding "poison pill" provisions; and

g. Permitting "green mail".

2. Restrictions related to social, political or special interest issues that potentially may have a negative effect on the ability of shareholders to realize the full potential value of their investment, unless specific client guidelines supercede.

B. APPROVE

When voting on common management sponsored initiatives, the Adviser generally votes in support of management. These issues include:

1. Election of directors recommended by management, except if there is a proxy fight.

2. Election of auditors recommended by management, unless seeking to replace if there exists a dispute over policies.

3. Date and place of annual meeting.

4. Limitation on charitable contributions or fees paid to lawyers.

5. Ratification of directors' actions on routine matters since previous annual meeting.

6. Confidential voting Confidential voting is most often proposed by shareholders as a means of eliminating undue management pressure on shareholders regarding their vote on proxy issues.

The Adviser will generally approve these proposals as shareholders can later divulge their votes to management on a selective basis if a legitimate reason arises.

7. Limiting directors' liability and allowing indemnification of directors and/or officers after reviewing the applicable laws and extent of protection requested.

8. Eliminate preemptive rights Preemptive rights give current shareholders the opportunity to maintain their current percentage ownership through any subsequent equity offerings. These provisions are no longer common in the U.S., and can restrict management's ability to raise new capital.

The Adviser generally approves the elimination of preemptive rights, but will oppose the elimination of limited preemptive rights, E.G., on proposed issues representing more than an acceptable level of total dilution.

9. Employee Stock Purchase Plan

10. Establish 401(k) Plan

C. CASE-BY-CASE

The Adviser will review each issue in this category on a case-by-case basis. These matters include:

1. Director compensation.

2. Eliminate director mandatory retirement policy

3. Rotate annual meeting location/date

4. Option and stock grants to management and directors

5. Proposals to reincorporate into another state.

                     POWERSHARES EXCHANGE-TRADED FUND TRUST

                            PART C. OTHER INFORMATION

ITEM 22. EXHIBITS.


     (a) Amended and Restated Declaration of Trust of the Registrant dated April 7, 2003, is incorporated by reference to Exhibit (a)(1) of the Initial Registration Statement, filed on April 16, 2003.

     (b)  By-laws of the Registrant, are incorporated by reference to Exhibit
          (b) of the Initial Registration Statement, filed on April 16, 2003.

     (c)  Not applicable.

     (d)

     (1) Form of Investment Advisory Agreement between the Registrant and PowerShares Capital Management LLC, is incorporated by reference to Exhibit (d)(2) of the Initial Registration Statement, filed on April 16, 2003.

     (2) Form of Amended and Restated Investment Advisory Agreement between the Registrant and PowerShares Capital Management LLC, is incorporated by reference to Exhibit (d)(2) of Post-Effective Amendment No. 14, filed on November 24, 2004.

     (3) Form of Excess Expense Agreement between the Registrant and PowerShares Capital Management LLC, is incorporated by reference to Exhibit (d)(3) of Post-Effective Amendment No. 14, filed on November 24, 2004.

     (e)  Not applicable.

     (f)  Not applicable.

     (g) Form of Custody Agreement between Registrant and The Bank of New York Company, Inc., is incorporated by reference to Exhibit (g)(1) of the Initial Registration Statement, filed on April 16, 2003.

     (h)

     a. Form of Fund Administration and Accounting Agreement between Registrant and The Bank of New York Company, Inc., is incorporated by reference to Exhibit (h)(1) of the Initial Registration Statement filed on April 16, 2003.

     b. Form of Transfer Agency and Service Agreement between Registrant and The Bank of New York Company, Inc., is incorporated by reference to Exhibit (h)(2) of the Initial Registration Statement filed on April 16, 2003.

     c. Form of Participant Agreement between Alps Distributors, Inc., The Bank of New York Company, Inc. and the Participant, is incorporated by reference to Exhibit (h)(3) of the Initial Registration Statement filed on April 16, 2003.

     d. Form of Sublicensing Agreement between the Registrant and the Funds, is incorporated by reference to Exhibit (h)(d) of Post-Effective Amendment No. 14, filed on November 24, 2004.

     (i)

     a. Opinion and Consent of Clifford Chance US LLP, is incorporated by reference to Exhibit (i)(a) of Post-Effective Amendment No. 14, filed on November 24, 2004.

     b. Opinion and Consent of Bingham McCutchen, LLP, is incorporated by reference to Exhibit (i)(b) of Post-Effective Amendment No. 14, filed on November 24, 2004.

     (j) Consent of PricewaterhouseCoopers LLP, is incorporated by reference to Exhibit (d)(2) of Post-Effective Amendment No. 14, filed on November 24, 2004.

     (k)  Not applicable.

     (l)  Not applicable.

     (m)  Distribution and Service Plan, is incorporated by reference to Exhibit
          (e) of the Initial Registration Statement, filed on April 16, 2003.

     (n)  Not applicable.

     (o)  Not applicable.

     (p)

     a. Code of Ethics of the Registrant, is incorporated by reference to Exhibit (p)(a) of Post-Effective Amendment No. 13, filed on November 3, 2004.

     b. Code of Ethics of PowerShares Capital Management LLC, is incorporated by reference to Exhibit (p)(b) of Post-Effective Amendment No. 13, filed on November 3, 2004.


     c. Code of Ethics of Alps Distributors, Inc., is incorporated by reference to Exhibit (p)(3) of the Initial Registration Statement filed on April 16, 2003.

     Other.


     a. Powers of Attorney, is incorporated by reference to Exhibit (q) of the Initial Registration Statement filed on April 16, 2003.

     b. Form of specimen certificate of beneficial interest, $.01 par value, is incorporated by reference to Exhibit (d)(1) of the Initial Registration Statement, filed on April 16, 2003.


ITEM 23. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND.


PROVIDE A LIST OR DIAGRAM OF ALL PERSONS DIRECTLY OR INDIRECTLY CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT. FOR ANY PERSON CONTROLLED BY ANOTHER PERSON, DISCLOSE THE PERCENTAGE OF VOTING SECURITIES OWNED BY THE IMMEDIATELY CONTROLLING PERSON OR OTHER BASIS OF

THAT PERSON'S CONTROL. FOR EACH COMPANY, ALSO PROVIDE THE STATE OR OTHER SOVEREIGN POWER UNDER THE LAWS OF WHICH THE COMPANY IS ORGANIZED.


None.

ITEM 24. INDEMNIFICATION.

STATE THE GENERAL EFFECT OF ANY CONTRACT, ARRANGEMENTS OR STATUTE UNDER WHICH ANY DIRECTOR, OFFICER, UNDERWRITER OR AFFILIATED PERSON OF THE REGISTRANT IS INSURED OR INDEMNIFIED AGAINST ANY LIABILITY INCURRED IN THEIR OFFICIAL CAPACITY, OTHER THAN INSURANCE PROVIDED BY ANY DIRECTOR, OFFICER, AFFILIATED PERSON, OR UNDERWRITER FOR THEIR OWN PROTECTION.


Reference is made to Article Twelve of the Registrant's Declaration of Trust which is incorporated by reference herein:

The Registrant (also, the "Trust") is organized as a Massachusetts business trust and is operated pursuant to an Amended and Restated Declaration of Trust, dated April 7, 2003 (the "Declaration of Trust"), that permits the Registrant to indemnify every person who is, or has been, a Trustee, officer, employee or agent of the Trust, including persons who serve at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person"), shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a Trustee, director, officer, employee or agent and against amounts paid or incurred by him in settlement thereof. This indemnification is subject to the following conditions:


No indemnification shall be provided hereunder to a Covered Person:

          i. For any liability to the Trust or its Shareholders by reason of a final adjudication by the court or other body before which the proceeding was brought that the Covered Person engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

          ii. With respect to any matter as to which the Covered Person shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his or her action was in the best interests of the Trust; or

          iii. In the event of a settlement or other disposition not involving a final adjudication (as provided in paragraph (a) or (b) of this
               Section 12.4(c))and resulting in a payment by a Covered Person, unless there has been either a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office by the court or other body approving the settlement or other disposition, or a reasonable determination, based on a review of readily available facts (as opposed to a full trial-type inquiry), that he or she did not engage in such conduct, such determination being made by: (i) a vote of a majority of the Disinterested Trustees (as such term is defined in Section 12.4) acting on the matter (provided that a majority of Disinterested Trustees then in office act on the matter); or
               (ii) a written opinion of independent legal counsel.

The rights of indemnification under the Declaration of Trust may be insured against by policies maintained by the Trust, and shall be severable, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person, and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained in the Declaration of Trust shall affect any rights to indemnification to which Trust personnel other than Covered Persons may be entitled by contract or otherwise under law.

Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding subject to a claim for indemnification under Section 12.4 of the Declaration of Trust shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he or she is not entitled to indemnification under Section 12.4 of the Declaration of Trust, provided that either:


          i. Such undertaking is secured by a surety bond or some other appropriate security or the Trust shall be insured against losses arising out of any such advances; or

          ii. A majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or independent legal counsel in a written opinion shall determine, based upon a review of the readily available facts (as opposed to the facts available upon a full trial), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.


As used in Section 12.4 of the Declaration of Trust, the following words shall have the meanings set forth below:


          i. A "Disinterested Trustee" is one (i) who is not an Interested Person of the Trust (including anyone, as such Disinterested Trustee, who has been exempted from being an Interested Person by any rule, regulation or order of the Commission), and (ii) against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending;

          ii. "Claim," "action," "suit" or "proceeding" shall apply to all claims, actions, suits, proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; and "Liability" and "expenses" shall include without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.


ITEM 25. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER.

DESCRIBE ANY OTHER BUSINESS, PROFESSION, VOCATION OR EMPLOYMENT OF A SUBSTANTIAL NATURE IN WHICH THE INVESTMENT ADVISER AND EACH DIRECTOR, OFFICER OR PARTNER OF THE INVESTMENT ADVISER, IS OR HAS BEEN, ENGAGED WITHIN THE LAST TWO FISCAL YEARS FOR HIS OR HER OWN ACCOUNT OR IN THE CAPACITY OF DIRECTOR, OFFICER, EMPLOYEE, PARTNER OR TRUSTEE. (DISCLOSE THE NAME AND PRINCIPAL BUSINESS ADDRESS OF ANY COMPANY FOR WHICH A PERSON LISTED ABOVE SERVES IN THE CAPACITY OF DIRECTOR, OFFICER, EMPLOYEE, PARTNER OR TRUSTEE, AND THE NATURE OF THE RELATIONSHIP.)

Reference is made to the caption "Management of the Funds" in the Prospectus constituting Part A which is incorporated by reference to this Registration Statement and "Management" in the Statement of Additional Information constituting Part B which is incorporated by reference to this Registration Statement.


LISTED BELOW ARE THE OFFICERS AND TRUSTEES OF POWERSHARES CAPITAL MANAGEMENT
LLC:


The information as to the trustees and executive officers of PowerShares Capital Management LLC is set forth in PowerShares Capital Management LLC's Form ADV filed with the Securities and Exchange Commission on February 21, 2003 (Accession No.: 429865831611B82) and amended through the date hereof, is incorporated herein by reference.


ITEM 26. PRINCIPAL UNDERWRITERS.


STATE THE NAME OF EACH INVESTMENT COMPANY (OTHER THAN THE REGISTRANT) FOR WHICH EACH PRINCIPAL UNDERWRITER CURRENTLY DISTRIBUTING SECURITIES OF THE REGISTRANT ALSO ACTS AS A PRINCIPAL UNDERWRITER, DEPOSITOR OR INVESTMENT ADVISER.


ALPS Distributors, Inc. acts as distributor for the following funds:

Westcore Trust
Financial Investors Trust
First Funds Trust
Firsthand Funds Trust
Stonebridge Funds Trust
SPDR Trust
MidCap SPDR Trust
Select Sector SPDR Trust
DIAMONDS Trust
Nasdaq 100 Trust
Holland Balanced Fund
Ameristock Mutual Fund, Inc.
Davis Park Series Trust
Financial Investors Variable Insurance Trust
State Street Institutional Investment Trust
W.P. Stewart & Co. Growth Fund, Inc.
ETF Advisors Trust
BLDRS Funds Trust
Accessor Funds


PROVIDE THE INFORMATION REQUIRED BY THE FOLLOWING TABLE WITH RESPECT TO EACH DIRECTOR, OFFICER OR PARTNER OF EACH PRINCIPAL UNDERWRITER NAMED IN ANSWER TO
ITEM 20.


The principal address of each of the directors and officers of Alps Distributors, Inc. is 1625 Broadway, Suite 2200, Denver, Colorado 80202. The directors and executive officers of ALPS Distributors, Inc., are as follows:

      NAME                             POSITIONS AND OFFICES WITH ALPS DISTRIBUTORS, INC.
--------------------------------------------------------------------------------------------
W. Robert Alexander                Director, Chief Executive Officer and Secretary

Thomas A. Carter                   Chief Financial Officer and Director

Edmund J. Burke                    President and Director

Jeremy O. May                      Senior Vice President and Director

Robert Szydlowski                  Vice President

Rick A. Pederson                   Director

Chris Woessner                     Director


PROVIDE THE INFORMATION REQUIRED BY THE FOLLOWING TABLE FOR ALL COMMISSIONS AND OTHER COMPENSATION RECEIVED DIRECTLY, OR INDIRECTLY, FROM THE FUND DURING THE LAST FISCAL YEAR BY EACH PRINCIPAL UNDERWRITER WHO IS NOT AN AFFILIATED PERSON OF THE FUND OR ANY AFFILIATED PERSON OF AN AFFILIATED PERSON:


Not applicable.

ITEM 27. LOCATION OF ACCOUNTS AND RECORDS.

STATE THE NAME AND ADDRESS OF EACH PERSON MAINTAINING PRINCIPAL POSSESSION OF EACH ACCOUNT, BOOK OR OTHER DOCUMENT REQUIRED TO BE MAINTAINED BY SECTION 31(A) OF THE 1940 ACT [15 U.S.C. 80A-30(A)] AND THE RULES UNDER THAT SECTION.

The books, accounts and other documents required by Section 31(a) under the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are maintained in the physical possession of the Bank of New York, 101 Barclay Street, New York, New York 10286.

ITEM 28. MANAGEMENT SERVICES.


PROVIDE A SUMMARY OF THE SUBSTANTIVE PROVISIONS OF ANY MANAGEMENT-RELATED SERVICE CONTRACT NOT DISCUSSED IN PART A OR PART B, DISCLOSING THE PARTIES TO THE CONTRACT AND THE TOTAL AMOUNT PAID AND BY WHOM, FOR THE FUND'S LAST THREE FISCAL YEARS.


Not applicable.

ITEM 29. UNDERTAKINGS.

Registrant hereby undertakes that whenever a Shareholder or Shareholders who meet the requirements of Section 16(c) of the 1940 Act inform the Board of Trustees of his or their desire to communicate with other Shareholders of the Fund the Trustee will inform such Shareholder(s) as to the approximate number of Shareholders of record and the approximate costs of mailing or afford said Shareholders access to a list of Shareholders.


Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's annual report to shareholders, upon request and without charge.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Wheaton and State of Illinois, on the 24th day of November, 2004.


                                     PowerShares Exchange-Traded Fund Trust

                                     By: /s/ Harold Bruce Bond
                                         -------------------------------------
                                         Title: Harold Bruce Bond, President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on the dates indicated.


             SIGNATURE                        TITLE                       DATE
/s/ Harold Bruce Bond                President and Chairman        November 24, 2004
---------------------------------
Harold Bruce Bond

*/s/ Ronn R. Bagge                   Trustee                       November 24, 2004
---------------------------------
Ronn R. Bagge

*/s/ D. Mark McMillan                Trustee                       November 24, 2004
---------------------------------
D. Mark McMillan

*/s/ Philip M. Nussbaum              Trustee                       November 24, 2004
---------------------------------
Philip M. Nussbaum

*/s/ John W. Southard                Trustee                       November 24, 2004
---------------------------------
John W. Southard

*By: /s/ Stuart M. Strauss
---------------------------------
Stuart M. Strauss
Attorney-In-Fact